As filed with the Securities and Exchange Commission on  July 31, 2000


                                                     Registration No. 33- 84885
                                                     Registration No. 811- 09531

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   ----------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                      |X|

                         Pre-Effective Amendment No. __
                         Post-Effective Amendment No. 3

                                    and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                  |X|

                                 Amendment No. 3
                                              ---


                        (Check appropriate box or boxes)

                                DLJ Select Funds
               (Exact name of registrant as specified in charter)

                                 277 Park Avenue
                            New York, New York 10172
                    (Address of Principal Executive Offices)

                                 (800) 825-5723
              (Registrant's Telephone Number, Including Area Code)

                                Brian A. Kammerer
                         One Pershing Plaza, 10th Floor
                              Jersey City, NJ 07399
                     (Name and Address of Agent for Service)

                                    Copy to:
                                 Earl D. Weiner
                               Sullivan & Cromwell
                                125 Broad Street
                               New York, NY 10004

                  Approximate date of proposed public offering:

As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

|X|   Immediately upon filing pursuant to paragraph (b)
|_|   60 days after filing pursuant to paragraph (a) (1)
|_|   on (date) pursuant to paragraph (a) (1)
|_|   75 days after filing pursuant to paragraph (a) (2), or
|_|   on (date) pursuant to paragraph (a) (2) of Rule 485
|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                              CROSS REFERENCE SHEET
                            (as required by Rule 495)

N-1A Item No.                                                                                Location
-------------                                                                                --------

Part A
------

Item 1.          Front and Back Cover Pages.................................   Front and Back Cover Pages

Item 2.          Risk/Return Summary:  Investments, Risks
                 and Performance............................................   The Funds' Risk/Return Summary

Item 3.          Risk/Return Summary:  Fee Table............................   Summary of Fund Expenses

Item 4.          Investment Objectives, Principal Investment                   The Funds' Investment Objectives
                 Strategies and Related Risks...............................   and Policies

Item 5.          Management's Discussion of Fund Performance................   Not Applicable

Item 6.          Management, Organization, and Capital Structure............   Fund Management

Item 7.          Shareholder Information....................................   Purchases, Redemption and
                                                                               Shareholder Services, Other
                                                                               Shareholder Information, Taxes

Item 8.          Distribution Arrangements..................................   Dividend and Distribution
                                                                               Information

Item 9.          Financial Highlights Information...........................   Not applicable

Part B
------

Item 10.         Cover Page and Table of Contents...........................   Cover Page

Item 11.         Fund History...............................................   Fund History

Item 12.         Description of the Fund and Its Investments and Risks......   Investment Policies and Restrictions

Item 13.         Management of the Fund ....................................   Management

Item 14.         Control Persons and Principal Holders of Securities........   Shares of Beneficial Interest

Item 15.         Investment Advisory and Other Services.....................   Management, Expenses of the Funds

Item 16.         Brokerage Allocation and Other Practices...................   Expenses of the Funds, Portfolio
                                                                               Transactions

Item 17.         Capital Stock and Other Securities.........................   General Information, Purchases,
                                                                               Redemptions, Exchanges and
                                                                               Systematic Withdrawal Plan

Item 18.         Purchase, Redemption and Pricing of Shares.................   Purchases, Redemptions, Exchanges
                                                                               and Systematic Withdrawal Plan, Net
                                                                               Asset Value

Item 19.         Taxation of the Fund.......................................   Dividends, Distributions and Taxes

Item 20.         Underwriters...............................................   Expenses of the Funds

Item 21.         Calculation of Performance Data............................   Not applicable

Item 22.         Financial Statements.......................................   Not Applicable

Part C
------

      Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

DLJ Mutual Funds
Prospectus
August 1, 2000


Leadership through Experience


DLJ Core Equity Fund
DLJ Growth and Income Fund
DLJ Small Company Value Fund
DLJ Strategic Growth Fund
DLJ Technology Fund
DLJ Developing Markets Fund
DLJ International Equity Fund
DLJ Fixed Income Fund
DLJ Municipal Trust Fund
DLJ High Income Fund
DLJ Municipal Money Fund
DLJ U.S. Government Money Fund


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in any of the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


CONTENTS
4     DLJ Mutual Funds' Risk Return Summary
14    Summary of DLJ Fund Expenses
15    Annual Fund Operating Expenses
17    Purchase Information
18    DLJ Mutual Funds' Investment Objectives and Policies
29    Additional Information on Investment Policies and Risks
32    Fund Management
34    How to Buy and Sell Shares
37    Other Shareholder Information
41    Additional Shareholder Services
43    Distribution Charges
44    Dividend and Distribution Information
50    Taxes
51    Financial Highlights
56    For More Information

This part of the prospectus summarizes each Fund's investment objective, principal investment strategies and principal risks. This section also contains limited performance data. More information about the DLJ Mutual Funds is contained in "DLJ Mutual Funds' Investment Objectives and Policies", and "Additional Information on Investment Policies and Risks." Please read the entire prospectus carefully before investing and save it for future reference.

DLJ MUTUAL FUNDS' RISK RETURN SUMMARY

DLJ DOMESTIC EQUITY FUNDS

The DLJ Core Equity Fund

The DLJ Core Equity Fund's (previously named the DLJ Winthrop Growth Fund) investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing in companies that offer long-term capital appreciation. The Fund invests in common stock, securities convertible into common stock and other equity securities of well-known and established companies. The Fund takes a long-term view of each stock it buys, holding each company until its long-term growth potential no longer meets the Fund's requirements. Generally, the Fund attempts to identify companies with growth rates that will exceed that of the S&P 500 Index. The Core Equity Fund is "sector neutral". This means that its investments are allocated to industries in proportion to the sector allocation of the S&P 500 Index, with the exception of the electric and the gas utilities sectors. In the opinion of the Adviser, this strategy enables the Fund to properly diversify its portfolio within the most important and central realm ("core") of the U.S. equity universe. The Fund may also make an investment to earn income when its Adviser believes that it will not compromise the investment objective. To achieve this objective, the Fund may invest up to 35% of the value of its assets in investment-grade fixed income securities, including bonds, debentures, notes, asset and mortgage-backed securities and money market instruments such as commercial paper and bankers' acceptances and other financial instruments. The Fund may also invest in non-U.S. securities.

Like any investment, an investment in the DLJ Core Equity Fund is subject to risk and you could lose money. While investments are selected that the Adviser believes will experience long-term appreciation, their value could decline. The Fund is subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates. These and other factors could adversely affect your investment.

The following chart and table illustrate the risk and the variability of the Fund's returns by showing the rate of return from year to year and how annual returns for 1, 5 and 10 years compare to those of the S&P 500 Composite Index, which is a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

Calendar Year Total Returns

1999     28%
1998     28%
1997     28%
1996     20%
1995     24%
1994     -4%
1993     14%
1992     2%
1991     28%
1990     -7%

         The annual returns referenced in the bar chart are for the calendar years ended December 31 and do not include sales charges. If sales charges were included, the annual returns would be lower than those shown.

         During the 10-year period shown in the bar chart for Class A shares, the highest return for a quarter was 21.16% (quarter ending 12/31/98) and the lowest return for a quarter was -15.22% (quarter ending 9/30/90).


         The total return for the quarter ended 6/30/00 was -0.86%.

================================================================================
Average Annual Total Returns
  (for the periods ending
     December 31, 1999)        Past Year          Past 5 years     Past 10 years
================================================================================
      Core Equity Fund
           Class A              20.57%                24.14%            14.54%
      Core Equity Fund
           Class B              22.93%                  N/A               N/A
================================================================================
          S&P 500*              21.04%                28.55%            18.21%
================================================================================

The Average Annual Total Returns for the Fund reflect the maximum applicable sales charges currently in effect. The Fund commenced offering Class C and Class D shares on February 28, 2000 and May 13, 1999, respectively. Prior to the date of this prospectus, the Fund had not yet offered Class R shares. Therefore, the Fund does not yet have a full calendar year of performance information for these classes.

*The S & P 500(R) is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The returns for the S&P 500 do not include any sales charges, fees or other expenses.

The DLJ Growth and Income Fund

The DLJ Growth and Income Fund's investment objective is long-term capital appreciation and continuity of income. The Fund seeks to achieve its objective by investing in dividend paying common stock and by diversifying its investments among different industries and different companies. Securities are selected on the basis of their investment merit and their potential for appreciation in value and/or income, with a focus on stability. The Adviser identifies companies that it believes are undervalued and waits for the market to discover that value. A portion of the Fund may be invested in debt securities that are of investment-grade quality, U.S. Government securities and money market instruments. The Fund may also invest in non-U.S. securities. There is no fixed percentage of the Fund's assets that must be invested in any particular type of security.

Like any investment, an investment in the DLJ Growth and Income Fund is subject to risk and you could lose money. While the Fund seeks investments that will appreciate in value and/or provide income, the Adviser could select securities that will decline in value and provide no income.

The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates. These and other factors could adversely affect your investment.

The following chart and table illustrate the risk and the variability of the Fund's returns by showing the rate of return from year to year and how annual returns for 1, 5 and 10 years compare to those of the S&P 500 Composite Index, which is a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

Calendar Year Total Returns

1999     10%
1998     19%
1997     33%
1996     22%
1995     30%
1994     -2%
1993     16%
1992     6%
1991     24%
1990     -3%

         The annual returns referenced in the bar chart are for the calendar years ended December 31 and do not include sales charges. If sales charges were included, the annual returns would be lower than those shown.

         During the 10-year period shown in the bar chart for Class A shares, the highest return for a quarter was 16.00% (quarter ending 12/31/98) and the lowest return for a quarter was -9.97% (quarter ending 9/30/90).


         The total return for the quarter ended 6/30/00 was -0.73%.


================================================================================
Average Annual Total Returns
  (for the periods ending
     December 31, 1999)          Past Year        Past 5 years     Past 10 years
================================================================================
Growth and Income Fund Class A     4.06%             20.94%           14.01%
Growth and Income Fund Class B     5.64%               N/A              N/A
================================================================================
          S&P 500*                21.04%             28.55%           18.21%
================================================================================


The Average Annual Total Returns for the Fund reflect the maximum applicable sales charges currently in effect. The Fund commenced offering Class C and Class D shares on February 28, 2000 and April 30, 1999, respectively. Prior to the date of this prospectus, the Fund had not yet offered Class R shares. Therefore, the Fund does not yet have a full calendar year of performance information for these classes.


*The S&P 500(R) is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The returns for the S&P 500 do not include any sales charges, fees or other expenses.

The DLJ Small Company Value Fund

The DLJ Small Company Value Fund's investment objective is a high level of growth of capital. The Fund seeks to achieve its objective by investing in common stock and other equity securities of "small cap" companies that appear to be undervalued. Companies with market capitalizations of $2 billion or less at the time of purchase are considered to be "small cap" companies.

This Fund's investment objective causes it to be riskier than other funds and you could lose money. While the Fund seeks investments that provide a high level of growth of capital, they may decline in value. You should not invest in this Fund if your principal objective is assured income or capital preservation. Investments in smaller companies often involve greater risks than investments in larger, more established companies. Smaller companies may have less management experience, fewer financial resources, and limited product diversification, all of which may increase risks.

The frequency and trading volume for securities of smaller companies are substantially less than for larger companies. This can result in greater and more abrupt price fluctuations and can cause small cap stocks to be less liquid than securities of larger companies. The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates. These and other factors could adversely affect your investment.

The following chart and table illustrate the risk and the variability of the Fund's returns by showing the rate of return from year to year and how annual returns for 1, 5 and 10 years compare to those of the Russell 2000 Index, which is a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

Calendar Year Total Returns

1999     1%
1998     -5%
1997     26%
1996     15%
1995     20%
1994     -1%
1993     22%
1992     18%
1991     51%
1990     -13%

         The annual returns referenced in the bar chart are for the calendar years ended December 31 and do not include sales charges. If sales charges were included, the annual returns would be lower than those shown.

         During the 10 year period shown in the bar chart for Class A shares, the highest return for a quarter was 17.81% (quarter ending 3/31/91) and the lowest return for a quarter was -18.15% (quarter ending 9/30/98).


         The total return for the quarter ended 6/30/00 was 0.62%.


================================================================================
Average Annual Total Returns
  (for the periods ending
     December 31, 1999)         Past Year       Past 5 years       Past 10 years
================================================================================
  Small Company Value Fund
          Class A                -4.35%             9.65%             11.48%
  Small Company Value Fund
          Class B                -3.29%              N/A                N/A
================================================================================
       Russell 2000*             21.26%            16.69%             13.40%
================================================================================

The Average Annual Total Returns for the Fund reflect the maximum applicable sales charges currently in effect. The Fund commenced offering Class C shares on February 28, 2000. Prior to the date of this prospectus, the Fund had not yet commenced offering Class R shares. Therefore, the Fund does not yet have a full calendar year of performance information for these classes.

*The Russell 2000 Index is an unmanaged index of common stock prices and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The returns for the Russell 2000 Index do not include any sales charges, fees or other expenses.

THE DLJ STRATEGIC GROWTH FUND

The DLJ STRATEGIC GROWTH FUND's investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing in equity securities of a limited number of large, carefully selected companies that the Adviser believes will achieve superior growth. The Fund intends to hold securities of approximately 50-60 companies, which may fluctuate depending on the Adviser's view of market conditions. The Fund seeks to achieve superior performance as compared to other U.S. domestic growth funds

Like any investment, an investment in the Strategic Growth Fund is subject to risk, and you could lose money. While the Adviser believes that the investments it selects will experience long-term appreciation, their value could decline. Growth companies are typically characterized by higher price-to-earnings and price-to-book ratios, lower dividend yields, greater volatility, and higher historical and predicted earnings. The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates. Because the Fund normally invests in a smaller number of securities than many other equity funds, an investment in this Fund has the risk that a change in the value of a single security may have a more significant effect either positive or negative on the Fund's net asset value. These and other factors could adversely affect your investment.

The DLJ Strategic Growth Fund commenced operations in November, 1999 and therefore as of the date of this prospectus does not have a full calendar year of performance information.


THE DLJ TECHNOLOGY FUND

The DLJ TECHNOLOGY FUND's investment objective is growth of capital. The Fund seeks to achieve this objective by investing in a broad number of industries that comprise the U.S. domestic technology sector. The Fund seeks to create a blend of stocks in companies that include the computer hardware, computer software, electronics, semiconductor, semiconductor capital equipment, telecommunication equipment, telecommunication services, and internet industries.

Like any investment, an investment in the Technology Fund is subject to risk and you could lose money. While the Fund seeks investments that will appreciate in value, DLJ Asset Management Group ("DLJAM" or the "Adviser") could select securities that will decline in value and provide no income. Technology stocks, especially those of smaller, less-seasoned companies tend to be more volatile than the overall stock market. When stock prices fall, you should expect the value of your investment to fall as well, possibly to a greater extent than the decline in equity markets generally. The fact that the Fund concentrates in a single sector increases risk and volatility as compared to more diverse funds. This is because factors that affect that sector are likely to directly affect the Fund's performance, both negatively and positively. Even if the overall direction of equity prices is upward, if technology stocks are headed lower, Fund performance could be adversely affected. For example, technology companies could be hurt by such factors as market saturation, price competition, and the advent of competing technologies. The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates. These and other factors could adversely affect your investment.


The DLJ Technology Fund was started in November, 1999 and therefore as of the date of this prospectus does not have a full calendar year of performance information.


DLJ INTERNATIONAL FUNDS

The DLJ Developing Markets Fund

The DLJ Developing Markets Fund's investment objective is to provide long-term growth of capital by investing primarily in common stocks and other equity securities of companies from developing countries. The Fund seeks to achieve its objective by investing in companies from the countries included in the

Morgan Stanley Capital Index ("MSCI") Emerging Markets Free Index that are identified by the Adviser as being best positioned to take advantage of certain economic and political factors. The Fund seeks to identify countries, and then the industries within those countries, where economic and political factors are likely to produce above average growth. The Fund uses a fundamental analysis on common stock in countries the Adviser believes demonstrate a strong potential for expansion, a trend toward modernizing production and high levels of economic growth. The Fund invests in securities of issuers in at least three different developing countries. You should not invest in this Fund if your principal objective is assured income or capital preservation.

This Fund's investment objective causes it to be riskier than other mutual funds and you could lose money. While the Fund seeks investments that provide a high level of growth of capital, they may decline in value. The Fund invests primarily in non-U.S. securities (securities of non-U.S. based issuers or issuers that do business principally outside the United States) from issuers in developing markets. Investments in non-U.S. securities present additional risks including greater price volatility and a lack of liquidity. Investments in developing markets present further risks because they tend to be smaller, less mature and less stable than investments in developed markets. The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes in interest and foreign exchange rates. These and other factors could adversely affect your investment.

The following chart and table illustrate the risk and the variability of the Fund's returns by showing the rate of return from year to year and how annual returns for 1 year and from inception compare to those of the MSCI Emerging Markets Free Index, which is a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

Calendar Year Total Returns

1999     69%
1998     -22%
1997     -6%
1996     4%

         The annual returns referenced in the bar chart are for the calendar years ended December 31 and do not include sales charges. If sales charges were included, the annual returns would be lower than those shown.

         During the 4 year period shown in the bar chart for Class A shares, the highest return for a quarter was 27.74% (quarter ending 12/31/99) and the lowest return for a quarter -21.96% (quarter ending 6/30/98). 1996 was the first full calendar year of operations.


         The total return for the quarter ended 6/30/00 was -10.43%.


================================================================================
 Average Annual Total Returns
   (for the periods ending                                   From Inception
      December 31, 1999)                Past Year              on 9/8/95
================================================================================
   Developing Markets Fund
          Class A                        59.11%                 4.16%
   Developing Markets Fund
          Class B                        63.45%                 4.78%
================================================================================
  MSCI Emerging Markets Free
            Index*                       66.41%                 3.09%
================================================================================

The Average Annual Total Returns for the Fund reflect the maximum applicable sales charges currently in effect.

The Fund commenced offering Class C shares on February 28, 2000. Prior to the date of this prospectus, the Fund had not yet commenced offering Class R shares. Therefore, the Fund does not yet have a full calendar year of performance information for these classes.

*The MSCI Emerging Markets Free Index is an unmanaged index composed of a sample of companies representative of the market structure of developing countries worldwide. The index is the property of Morgan Stanley & Co. Incorporated. The returns for the Index do not include any sales charges, fees or other expenses.

The DLJ International Equity Fund


The DLJ International Equity Fund's investment objective is long-term growth of capital by investing in equity securities from established non-U.S. markets. The Fund seeks to achieve this objective by primarily investing in a diversified portfolio of investments that primarily include companies from the countries of the MSCI Europe, Australia and Far East Index (the "EAFE Index"), an unmanaged index of over 1,000 foreign stock prices. The Fund seeks to identify countries and industries with favorable growth prospects. Once, the countries have been selected, the Adviser chooses the stocks and industries in such countries. The Adviser employs a comprehensive top-down approach to invest in industries in each country that are, in the opinion of the Adviser, likely to do well and in stocks with reasonable value, reliable earnings and high quality management.


Like any investment, an investment in the Fund is subject to risk and you could lose money. While the Fund selects investments that the Adviser believes will appreciate in value, those securities could decline in value and provide no income. The Fund invests primarily in non-U.S. securities (securities of non-U.S. based issuers or issuers that do business principally outside the United States). Investments in non-U.S. securities present additional risks including greater price volatility and a lack of liquidity. The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes in interest (generally increases) and foreign exchange rates. These and other factors could adversely affect your investment.

The following chart and table illustrate the risk and the variability of the Fund's returns by showing the rate of return from year to year and how annual returns for 1 year and from inception compare to those of the MSCI-EAFE(R) Index, which is a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

Calendar Year Total Returns

1999     28%
1998     18%
1997     7%
1996     6%

         The annual returns, referenced in the bar chart are for the calendar years ended December 31 and do not include sales charges. If sales charges were included, the annual returns would be lower than those shown.

         During the 4 year period shown in the bar chart for Class A shares, the highest return for a quarter was 19.76% (quarter ending 12/31/99) and the lowest return for a quarter was -15.46% (quarter ending 9/30/98). 1996 was the first full calendar year of operations.

         The total return for the quarter ended 6/30/00 was -5.77 %.

==========================================================================
 Average Annual Total Returns
   (for the periods ending                              From inception
      December 31, 1999)             Past Year              9/8/95
==========================================================================
  International Equity Fund
           Class A                    20.57%                12.10%
  International Equity Fund
           Class B                    22.97%                12.81%
==========================================================================
         MSCI -EAFE*                  27.30%                14.02%
==========================================================================

The Average Annual Returns for the Fund reflect the maximum applicable sales charges.

The Fund commenced offering Class C and Class D shares on February 28, 2000 and May 13, 1999, respectively. Prior to the date of this prospectus, the Fund had not yet offered Class R shares. Therefore, the Fund does not yet have a full calendar year of performance information for these classes.

*The MSCI-EAFE(R) is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin Countries. The index is the property of Morgan Stanley & Co. Incorporated. The returns for the Index do not include any sales charges, fees or other expenses.

DLJ FIXED INCOME FUNDS

The DLJ Fixed Income Fund

The DLJ Fixed Income Fund's investment objective is to provide as high a level of total return as is consistent with capital preservation by investing principally in debt securities, including, without limitation, convertible and non-convertible debt securities of foreign and domestic companies, including both well-known and established and new and lesser-known companies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high-grade intermediate-term corporate bonds and U.S. Government securities, as well as in commercial paper and obligations issued or guaranteed by national or state banks. In addition, the Adviser actively manages the maturities of the securities in the portfolio in response to the Adviser's anticipation of the movement of interest rates and relative yields. The Fund seeks to limit risk by selecting investment-grade debt securities.

While the Fund seeks investments that will satisfy its investment objective, the investments could decline in value and you could lose money. Concerns about an issuer's ability to repay its borrowings or to pay interest will adversely affect the value of its securities.

The Fund is subject to risks that affect the bond markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates. As interest rates rise, absent other factors, bond prices and the value of your investments will fall. The Fund is also subject to the risk that, in seeking to enhance total return, the Adviser will incorrectly forecast changes in interest rates or improperly assess the value of debt securities. These and other factors could adversely affect your investment.

The following chart and table illustrate the risk and the variability of the Fund's returns by showing the rate of return from year to year and how annual returns for 1, 5 and 10 years compare to those of the Lehman Brothers Government/Corporate Intermediate Bond Index, which is a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

Calendar Year Total Returns

1999     -1%
1998     8%
1997     8%
1996     3%
1995     15%
1994     -4%
1993     10%
1992     7%
1991     14%
1990     9%

         The annual returns referenced in the bar chart are for the calendar years ended December 31 and do not include sales charges. If sales charges were included, the annual returns would be lower than those shown.

         During the 10 year period shown in the bar chart for Class A shares, the highest return for a quarter was 5.09% (quarter ending 12/31/91) and the lowest return for a quarter was -2.88% (quarter ending 3/31/94).


         The total return for the quarter ended 6/30/00 was 1.26%.


================================================================================
 Average Annual Total Returns
   (for the periods ending
      December 31, 1999)           Past Year    Past 5 years    Past 10 years
================================================================================
Fixed Income Fund Class A           -5.38%          5.16%           6.24%
================================================================================
Fixed Income Fund Class B           -5.35%           N/A             N/A
================================================================================
Lehman Index**                       0.39%          7.10%           7.26%
================================================================================

The Average Annual Total Returns for the Fund reflect the maximum applicable sales charges currently in effect. The Fund commenced offering Class C and Class D shares on February 28, 2000 and April 30, 1999, respectively. Prior to the date of this prospectus, the Fund had not yet offered Class R shares. Therefore, the Fund does not yet have a full calendar year of performance information for these classes.

*The Lehman Brothers Government/Corporate Intermediate Bond Index is comprised of securities in the Lehman Brothers Government/Corporate Bond Index that have maturities of 5-10 years. The Lehman Brothers Government/Corporate Bond Index includes the Lehman Brothers Government Bond Index and the Lehman Brothers Corporate Bond Index and does not include sales charges, fees or expenses in its calculation.

The DLJ Municipal Trust Fund

The DLJ Municipal Trust Fund's investment objective is to provide as high a level of total return as is consistent with capital preservation by investing principally in high-grade tax-exempt municipal securities. By high-grade tax-exempt municipal securities, we mean securities rated Aaa, Aa, A or MIG-1 by Moody's or AAA, AA, A or SP-1 by S&P. It is important to note that unlike most other municipal bond funds, the Fund's objective is not to provide current income that is exempt from federal and/or state income tax. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high-grade, intermediate-term municipal securities. In addition, the Adviser actively manages the maturities of the securities in the portfolio in response to the Adviser's anticipation of the movement of interest rates and relative yields. Certain investments are selected that the Adviser believes are undervalued. The Fund attempts to limit risk by selecting investment-grade debt securities and by maintaining an average maturity of between five and ten years.

While the Fund seeks investments that will satisfy its investment objective, these investments could decline in value and you could lose money. Concerns about an issuer's ability to repay its borrowings or to pay interest will adversely affect the value of its securities. The Fund is also subject to the risk that, in seeking to enhance total return, the Adviser will incorrectly forecast changes in interest rates or improperly assess the value of municipal securities. Like all bond funds, this Fund is subject to risks that affect the bond markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates. As interest rates rise, absent other factors, bond prices and the value of your investment will fall. The Fund is also subject to risks of investing in municipal securities. These risks include uncertainties regarding the securities' tax status, political and legislative changes and the rights of their holders. These and other factors could adversely affect your investment.


The following chart and table illustrate the risk and the variability of the Fund's returns by showing the rate of return from year to year and how annual returns for 1 and 5 years and from inception, compare to those of The Lehman Brothers Seven Year Municipal Bond Index, which is a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.


Calendar Year Total Returns

1999     -1%
1998     5%
1997     8%
1996     4%
1995     12%
1994     -3%

         The annual returns referenced in the bar chart are for the calendar years ended December 31 and do not include sales charges. If sales charges were included, the annual returns would be lower than those shown.

         During the 6 year period shown in the bar chart for Class A shares, the highest return for a quarter was 4.52% (quarter ending 3/31/95) and the lowest return for a quarter was -4.18% (quarter ending 3/31/94). 1994 was the first full calendar year of operations.


         The total return for the quarter ended 6/30/00 was 1.29%.


================================================================================
 Average Annual Total Returns
   (for the periods ending                                       From inception
      December 31, 1999)          Past Year     Past 5 years       on 7/28/93
================================================================================
 Municipal Trust Fund Class A      -6.10%           4.32%             3.22%
 Municipal Trust Fund Class B      -5.89%            N/A               N/A
================================================================================
           LBSYMBI*                -0.14%           6.35%            5.12%**
================================================================================

The Average Annual Total Returns for the Fund reflect the maximum applicable sales charges currently in effect. The Fund commenced offering Class C shares on February 28, 2000. Prior to the date of this prospectus the Fund had not yet commenced offering Class R shares. Therefore, the Fund does not yet have a full calendar year of performance information for these classes.

* The Lehman Brothers Seven Year Municipal Bond Index ("LBSYMBI") is comprised of municipal securities having an average approximate maturity of seven years and does not include sales charges, fees or expenses in its calculation.

**For comparative purposes the value of the index on 7/31/93 is used for the beginning value on 7/28/93.

THE DLJ High Income Fund

The DLJ High Income Fund's primary investment objective is to provide a high level of current income and a secondary objective is capital appreciation. The Fund seeks to achieve its objective by investing in fixed income securities of U.S. issuers that are rated below investment-grade quality or unrated fixed income securities deemed to be of comparable quality. Lower grade fixed income securities are commonly known as "junk bonds".

This investment objective causes it to be riskier than other mutual funds and you could lose money. Investments in lower grade securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and non-payment of interest. The market value of longer maturity debt securities, like those held by the Fund, is more sensitive to interest rate changes than the market value of shorter maturity debt securities. The Fund is not recommended for investors whose principal objectives are assured income or capital preservation. This Fund is designed for investors willing to assume additional risk in return primarily for the potential for high current income and secondarily capital appreciation.


Because this Fund began operations on March 8, 1999 as of the date of this prospectus, it does not have a full calendar year of performance information.


The DLJ Municipal Money Fund

The DLJ Municipal Money Fund's investment objective is maximum current income, consistent with liquidity and safety of principal, that is exempt from Federal income taxation to the extent described herein. The Fund seeks to achieve this objective by investing in a diversified portfolio of municipal securities. The Fund earns income at current money market rates, and its yield generally reflects short-term interest rates which vary from day to day. Such municipal securities will have varying lengths of maturities but will generally have remaining maturities of one year or less. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields.

Like any money market fund investment, this investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund seeks to preserve the value of your investment at $1.00 per share, however, it is possible to lose money by investing in the Fund.

Because this Fund began operations in February, 1997, the first full calendar year of performance was 1998. The Fund's past performance is not necessarily an indication of how it will perform in the future.

Calendar Year Total Returns

1999     2%
1998     3%

         During the 2 year period shown in the bar chart, the highest return for a quarter was 0.70% (quarter ending 6/30/98) and the lowest return for a quarter was .53% (quarter ending 3/31/99). The annual returns are for the calendar years ended December 31.

         The total return for the quarter ended 6/30/00 was 0.87%.

=============================================================================
 Average Annual Total
       Returns
   (for the periods
 ending December 31,
        1999)                  Past Year           From Inception on 2/24/97
=============================================================================
 Municipal Money Fund           2.44 %                      2.67%
=============================================================================

Seven Day Yield as of December 31, 1999 was 3.64%

The DLJ U.S. Government Money Fund

The DLJ U.S. Government Money Fund's investment objective is maximum current income, consistent with liquidity and safety of principal. The Fund seeks to achieve its objective by investing in a portfolio of U.S. Government securities, including issues of the U.S. Treasury and other government agencies, which generally have remaining maturities of one year or less and collateralized repurchase agreements.

Like any money market fund investment, this investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund seeks to preserve the value of your investment at $1.00 per share, however, it is possible to lose money by investing in the Fund. The Fund earns income at current market rates, and its yield generally reflects short-term interest rates, which vary from day to day.

Because this Fund began operations in February, 1997, the first full calendar year of performance was 1998. The Fund's past performance is not necessarily an indication of how it will perform in the future.

Calendar Year Total Returns

1999     4%
1998     5%

         During the 2 year period shown in the bar chart, the highest return for a quarter was 1.19% (quarter ending 9/30/98) and the lowest return for a quarter was 1.00% (quarter ending 3/31/99). The annual returns are for the calendar years ended December 31.


         The total return for the quarter ended 6/30/00 was 1.32 %.


================================================================================
 Average Annual Total Returns
   (for the periods ending
      December 31, 1999)             Past Year        From Inception on 2/24/97
================================================================================
  U.S. Government Money Fund           4.34%                    4.60%
================================================================================

Seven Day Yield as of December 31, 1999 was 4.54%

SUMMARY OF DLJ FUND EXPENSES
Shareholder Transaction Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the DLJ Funds.

--------------------------------------------------------------------------------
                                                Equity Funds*
--------------------------------------------------------------------------------
SHAREHOLDER FEES:           Class A    Class B    Class C    Class D    Class R
(These fees are paid        (1)        (2)
directly from your
investment.)
---------------------------
Maximum sales charge        5.75%      None       None       None
(load) imposed on
purchases (as a
percentage of offering
price)
---------------------------
Maximum sales charge        None       None       None       None
(load) imposed on
reinvested dividends (as
a percentage of offering
price)
---------------------------
Maximum deferred sales      None       4% (3)     1% (4)     None
charge (as a percentage
of original purchase
price or redemption
proceeds, as applicable)
---------------------------
Redemption Fees             None       None       None       None
---------------------------
Exchange Fee                None       None       None       None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                   Fixed Income Funds**                         Money Funds***
--------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES:           Class A (1)   Class B (2)   Class C       Class D       Class R
(These fees are paid
directly from your
investment.)
---------------------------                                                                      -------------
Maximum sales charge        4.75%         None          None          None          None         None
(load) imposed on
purchases (as a
percentage of offering
price)
---------------------------                                                                      -------------
Maximum sales charge        None          None          None          None          None         None
(load) imposed on
reinvested dividends (as
a percentage of offering
price)
---------------------------                                                                      -------------
Maximum deferred sales      None          4% (3)        1% (4)        None          None         None
charge (as a percentage
of original purchase
price or redemption
proceeds, as applicable)
---------------------------                                                                      -------------
Redemption Fees             None          None          None          None          None         None
---------------------------                                                                      -------------
Exchange Fee                None          None          None          None          None         None
--------------------------------------------------------------------------------------------------------------

* Includes the Core Equity Fund, the Growth and Income Fund, the Small Company Value Fund, the Strategic Growth Fund, the Technology Fund, the Developing Markets Fund and the International Equity Fund.


** Includes the Fixed Income Fund, the Municipal Trust Fund and the High Income Fund.

*** Includes the Municipal Money Fund and U.S. Government Money Fund.

(1) The maximum sales charge imposed is reduced for larger purchases. Purchases of $1,000,000 or more are not subject to an initial sales charge but may be subject to a 1% CDSC (Contingent Deferred Sales Charge) on redemptions made within one year of purchase. See "Other Shareholder Information."


(2) Class B shares of each Fund automatically convert to Class A shares after eight years. The effect of the automatic conversion feature is reflected in the Examples beginning on page 17. See "Other Shareholder Information".


(3) 4% during the first year decreasing 1% annually to 0% after the fourth year.

(4) 1% during the first year.

ANNUAL FUND OPERATING EXPENSES


These examples help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. They assume that you invest $10,000 in the applicable Fund for the periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Other expenses for all Class R shares of the Funds; the Class A, B and C shares for the Strategic Growth Fund and Technology Fund: and the Class D shares for the Technology Fund are estimated based on the operating results of the respective Fund's other classes of shares. For each Fund that has Waived Fees below, the After 1 Year Examples and the first year in each of the other Examples reflect the Waived Fees. For the Strategic Growth Fund and the Technology Fund, the Waived Fees are also reflected in the 3,5 and 10 Year Examples through the period ended October 31, 2002. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)

-------------------------------------------------------------------------------
                                     Distribution                   Total Annual
                                     (12b-1) and                        Fund
                                     Service Fees                     Operating
Core Equity Fund    Management Fee       (a)        Other Expenses    Expenses
                                                    --------------
Class A                  .62%            .25%            .24%           1.11%
                                                         ----
Class B                  .62%           1.00%            .24%           1.86%
                                                         ----
Class C                  .62%           1.00%            .24%           1.86%
                                                         ----
Class D                  .62%            .00%            .24%           .86%
                                                         ----
Class R                  .62%            .25%            .24%           1.11%
                                                         ----

--------------------------------------------------------------------------------
                                     Distribution                   Total Annual
                                     (12b-1) and                        Fund
Growth and Income                    Service Fees                     Operating
Fund                Management Fee       (a)        Other Expenses    Expenses
                                                    --------------
Class A                  .57%            .25%            .22%           1.04%
                                                         ----
Class B                  .57%           1.00%            .22%           1.79%
                                                         ----
Class C                  .57%           1.00%            .22%           1.79%
                                                         ----
Class D                  .57%            .00%            .22%           .79%
                                                         ----
Class R                  .57%            .25%            .22%           1.04%
                                                         ----

--------------------------------------------------------------------------------
                                     Distribution                   Total Annual
                                     (12b-1) and                        Fund
Small Company                        Service Fees                     Operating
Value Fund          Management Fee       (a)        Other Expenses    Expenses
                                                    --------------
Class A                  .81%            .25%            .30%           1.36%
                                                         ----
Class B                  .81%           1.00%            .30%           2.11%
                                                         ----
Class C                  .81%           1.00%            .30%           2.11%
                                                         ----
Class R                  .81%            .25%            .30%           1.36%
                                                         ----

------------------------------------------------------------------------------------------------------------------
                                     Distribution                   Total Annual
                                     (12b-1) and                        Fund                           Total
Strategic Growth                     Service Fees                     Operating     Waived Fees    Expenses Less
Fund                Management Fee       (a)        Other Expenses    Expenses          (d)         Waived Fees
                                                    --------------
Class A                  .75%            .25%           1.95%           2.95%         (1.76%)          1.19%
                                                        -----
Class B                  .75%           1.00%           1.95%           3.70%         (1.76%)          1.94%
                                                        -----
Class C                  .75%           1.00%           1.95%           3.70%         (1.76%)          1.94%
                                                        -----

Class R                  .75%            .25%           1.95%           2.95%         (1.76%)          1.19%
                                                        -----

------------------------------------------------------------------------------------------------------------------
                                     Distribution                   Total Annual
                                     (12b-1) and                        Fund                           Total
                                     Service Fees                     Operating     Waived Fees    Expenses Less
Technology Fund     Management Fee       (a)        Other Expenses    Expenses          (e)         Waived Fees
                                                    --------------
Class A                  .88%            .25%           1.02%           2.15%          (.76%)          1.39%
                                                        -----
Class B                  .88%           1.00%           1.02%           2.90%          (.76%)          2.14%
                                                        -----
Class C                  .88%           1.00%           1.02%           2.90%          (.76%)          2.14%
                                                        -----
Class D                  .88%            .00%           1.02%           1.90%          (.76%)          1.14%
                                                        -----
Class R                  .88%            .25%           1.02%           2.15%          (.76%)          1.39%
                                                        -----

------------------------------------------------------------------------------------------------------------------
                                     Distribution                   Total Annual
                                     (12b-1) and                        Fund                           Total
Developing Markets                   Service Fees                     Operating     Waived Fees    Expenses Less
Fund                Management Fee       (a)        Other Expenses  Expenses (c)        (f)         Waived Fees
                                                    --------------
Class A                 1.25%            .25%           1.21%           2.71%          (.56%)          2.15%
                                                        -----
Class B                 1.25%           1.00%           1.21%           3.46%          (.56%)          2.90%
                                                        -----
Class C                 1.25%           1.00%           1.21%           3.46%          (.56%)          2.90%
                                                        -----
Class R                 1.25%            .25%           1.21%           2.71%          (.56%)          2.15%
                                                        -----

--------------------------------------------------------------------------------
                                     Distribution                   Total Annual
                                     (12b-1) and                        Fund
International                        Service Fees                     Operating
Equity Fund         Management Fee       (a)        Other Expenses  Expenses (c)
                                                    --------------
Class A                 1.25%            .25%            .54%           2.04%
                                                         ----
Class B                 1.25%           1.00%            .54%           2.79%
                                                         ----
Class C                 1.25%           1.00%            .54%           2.79%
                                                         ----
Class D                 1.25%            .00%            .54%           1.79%
                                                         ----
Class R                 1.25%            .25%            .54%           2.04%
                                                         ----

------------------------------------------------------------------------------------------------------------------
                                     Distribution                   Total Annual
                                     (12b-1) and                        Fund                           Total
                                     Service Fees                     Operating     Waived Fees    Expenses Less
Fixed Income Fund   Management Fee       (a)        Other Expenses    Expenses          (g)         Waived Fees
                                                    --------------
Class A                  .58%            .25%            .25%           1.08%          (.13%)           .95%
                                                         ----
Class B                  .58%           1.00%            .25%           1.83%          (.13%)          1.70%
                                                         ----
Class C                  .58%           1.00%            .25%           1.83%          (.13%)          1.70%
                                                         ----
Class D                  .58%            .00%            .25%           .83%           (.13%)           .70%
                                                         ----
Class R                  .58%            .25%            .25%           1.08%          (.13%)           .95%
                                                         ----

------------------------------------------------------------------------------------------------------------------
                                     Distribution                   Total Annual
                                     (12b-1) and                        Fund                           Total
Municipal Trust                      Service Fees                     Operating     Waived Fees    Expenses Less
Fund                Management Fee       (a)        Other Expenses    Expenses          (h)         Waived Fees
                                                    --------------
Class A                  .63%            .25%            .56%           1.44%          (.49%)           .95%
                                                         ----
Class B                  .63%           1.00%            .56%           2.19%          (.49%)          1.70%
                                                         ----
Class C                  .63%           1.00%            .56%           2.19%          (.49%)          1.70%
                                                         ----
Class R                  .63%            .25%            .56%           1.44%          (.49%)           .95%
                                                         ----

------------------------------------------------------------------------------------------------------------------
                                     Distribution                   Total Annual
                                     (12b-1) and                        Fund                           Total
                                     Service Fees                     Operating     Waived Fees    Expenses Less
High Income Fund    Management Fee       (a)        Other Expenses    Expenses          (i)         Waived Fees
                                                    --------------
Class A                  .70%            .25%           2.38%           3.33%         (2.23%)          1.10%
                                                        -----
Class B                  .70%           1.00%           2.38%           4.08%         (2.23%)          1.85%
                                                        -----
Class C                  .70%           1.00%           2.38%           4.08%         (2.23%)          1.85%
                                                        -----
Class D                  .70%           0.00%           2.38%           3.08%         (2.23%)           .85%
                                                        -----
Class R                  .70%            .25%           2.38%           3.33%          2.23%           1.10%
                                                        -----


------------------------------------------------------------------------------------------------------------------
                                     Distribution                   Total Annual
                                     (12b-1) and                        Fund                           Total
Municipal Money                      Service Fees                     Operating     Waived Fees    Expenses Less
Fund                Management Fee      (a)(b)      Other Expenses    Expenses          (j)         Waived Fees
                                                    --------------
                         .40%            .25%            .38%           1.03%          (.13%)           .90%
                                                         ----

------------------------------------------------------------------------------------------------------------------
                                     Distribution                   Total Annual
                                     (12b-1) and                        Fund                           Total
U.S. Government                      Service Fees                     Operating     Waived Fees    Expenses Less
Fund                Management Fee      (a)(b)      Other Expenses    Expenses          (k)         Waived Fees
                                                    --------------
                         .40%            .25%            .38%           1.03%          (.13%)           .90%
                                                         ----


                                    Examples

--------------------------------------------------------------------------------
Core Equity Fund         1 Year        3 Years          5 Years        10 Years
                                                         ------
Class A                   $682           $908            $1,151         $1,849
                          ----           ----             ----          ------
Class B*                  $589           $785            $1,006         $1.997
                          ----           ----             ----          ------
Class B**                 $189           $585            $1,006         $1,997
                          ----           ----             ----          ------
Class C*                  $289           $585            $1,006         $2,180
                          ----           ----             ----          ------
Class C**                 $189           $585            $1,006         $2,180
                          ----           ----             ----          ------
Class D                   $88            $274             $477          $1,061
                          ----           ----             ----          ------
Class R                   $113           $353             $612          $1,352
                          ----           ----             ----          ------

--------------------------------------------------------------------------------
Growth and Income
Fund                     1 Year        3 Years          5 Years        10 Years
                                                         ------
Class A                   $675           $887            $1,116         $1,773
                          ----           ----             ----          ------
Class B*                  $582           $763             $970          $1,921
                          ----           ----             ----          ------
Class B**                 $182           $563             $970          $1,921
                          ----           ----             ----          ------
Class C*                  $282           $563             $970          $2,105
                          ----           ----             ----          ------
Class C**                 $182           $563             $970          $2,105
                          ----           ----             ----          ------
Class D                   $81            $252             $439           $978
                          ----           ----             ----          ------
Class R                   $106           $331             $574          $1,271
                          ----           ----             ----          ------

--------------------------------------------------------------------------------
Small Company
Value Fund               1 Year        3 Years          5 Years        10 Years
                                                         ------
Class A                   $706           $981            $1,277         $2,116
                          ----           ----             ----          ------
Class B*                  $614           $861            $1,134         $2,263
                          ----           ----             ----          ------
Class B**                 $214           $661            $1,134         $2,263
                          ----           ----             ----          ------
Class C*                  $314           $661            $1,134         $2,441
                          ----           ----             ----          ------
Class C**                 $214           $661            $1,134         $2,441
                          ----           ----             ----          ------
Class R                   $138           $431             $745          $1,635
                          ----           ----             ----          ------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Strategic Growth
Fund                     1 Year        3 Years          5 Years        10 Years
                                                         ------
Class A                   $689           $929            $1,540         $3,183
                          ----           ----            ------         ------
Class B*                  $597           $809            $1,430         $3,404
                          ----           ----            ------         ------
Class B**                 $197           $609            $1,430         $3,404
                          ----           ----            ------         ------
Class C*                  $297           $609            $1,430         $3,576
                          ----           ----            ------         ------
Class C**                 $197           $609            $1,430         $3,576
                          ----           ----            ------         ------
Class R                   $121           $375            $1,024         $2,767
                          ----           ----            ------         ------

--------------------------------------------------------------------------------
Technology Fund          1 Year        3 Years          5 Years        10 Years
                                                         ------
Class A                   $708           $990            $1,453         $2,733
                          ----           ----            ------         ------
Class B*                  $617           $870            $1,315         $2,867
                          ----           ----            ------         ------
Class B**                 $217           $670            $1,315         $2,867
                          ----           ----            ------         ------
Class C*                  $317           $670            $1,315         $3,048
                          ----           ----            ------         ------
Class C**                 $217           $670            $1,315         $3,048
                          ----           ----            ------         ------
Class D                   $116           $362             $801          $2,024
                          ----           ----             ----          ------
Class R                   $142           $440             $932          $2,290
                          ----           ----             ----          ------


--------------------------------------------------------------------------------
Developing Markets
Fund                     1 Year        3 Years          5 Years        10 Years
                                                         ------
Class A                   $781          $1,318           $1,880         $3,403
                          ----          ------           ------         ------
Class B*                  $693          $1,210           $1,750         $3,533
                          ----          ------           ------         ------
Class B**                 $293          $1,010           $1,750         $3,533
                          ----          ------           ------         ------
Class C*                  $393          $1,010           $1,750         $3,702
                          ----          ------           ------         ------
Class C**                 $293          $1,010           $1,750         $3,702
                          ----          ------           ------         ------
Class R                   $218           $788            $1,385         $3,001
                          ----           ----            ------         ------


--------------------------------------------------------------------------------
International
Equity Fund              1 Year        3 Years          5 Years        10 Years
                                                         ------
Class A                   $770          $1,175           $1,595         $2,758
                          ----          ------           ------         ------
Class B*                  $682          $1,083          $1, 474         $2,940
                          ----          ------          -------         ------
Class B**                 $282           $865           $1, 474         $2,940
                          ----           ----           -------         ------
Class C*                  $382           $865           $1, 474         $3,119
                          ----           ----           -------         ------
Class C**                 $282           $865           $1, 474         $3,119
                          ----           ----           -------         ------
Class D                   $182           $563             $970          $2,105
                          ----           ----             ----          ------
Class R                   $207           $636            $1,082         $2,316
                          ----           ----            ------         ------


--------------------------------------------------------------------------------
Fixed Income Fund        1 Year        3 Years          5 Years        10 Years
                                                         ------
Class A                   $567           $790            $1,030         $1,718
                          ----           ----            ------         ------
Class B*                  $573           $763             $978          $1,940
                          ----           ----             ----          ------
Class B**                 $173           $563             $978          $1,940
                          ----           ----             ----          ------
Class C*                  $273           $563             $978          $2,137
                          ----           ----             ----          ------
Class C**                 $173           $563             $978          $2,137
                          ----           ----             ----          ------
Class D                   $72            $252             $448          $1,013
                          ---            ----             ----          ------
Class R                   $97            $331             $583          $1,305
                          ---            ----             ----          ------

--------------------------------------------------------------------------------
Municipal Trust
Fund                     1 Year        3 Years          5 Years        10 Years
                                                         ------
Class A                   $567           $863            $1,180         $2,077
                          ----           ----            ------         ------
Class B*                  $573           $838            $1,130         $2,295
                          ----           ----            ------         ------
Class B**                 $173           $638            $1,130         $2,295
                          ----           ----            ------         ------
Class C*                  $273           $638            $1,130         $2,485
                          ----           ----            ------         ------
Class C**                 $173           $638            $1,130         $2,485
                          ----           ----            ------         ------
Class R                   $97            $407             $740          $1,682
                          ---            ----             ----          ------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
High Income Fund         1 Year        3 Years          5 Years        10 Years
                                                         ------
Class A                   $582          $1,252           $1,945         $3,780
                          ----          ------           ------         ------
Class B*                  $588          $1,237           $1,903         $3,975
                          ----          ------           ------         ------
Class B**                 $188          $1,037           $1,903         $3,975
                          ----          ------           ------         ------
Class C*                  $288          $1,037           $1,903         $4,136
                          ----          ------           ------         ------
Class C**                 $188          $1,037           $1,903         $4,136
                          ----          ------           ------         ------
Class D                   $87            $741            $1,420         $3,236
                          ---            ----            ------         ------
Class R                   $112           $816            $1,543         $3,470
                          ----           ----            ------         ------


--------------------------------------------------------------------------------
Municipal Money
Fund                     1 Year        3 Years          5 Years        10 Years
                                                         ------
                          $92            $315             $556          $1,248
                                                          ----

--------------------------------------------------------------------------------
U.S. Government
Fund                     1 Year        3 Years          5 Years        10 Years
                                                         ------
                          $92            $315             $556          $1,248
                                                          ----

--------------------------------------------------------------------------------


*     Assumes reinvestment of all dividends and redemption at end of period.

**    Assumes reinvestment of all dividends and no redemption at end of period.

+ Ten year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

++ Shares purchased directly into a Money Fund will not be subject to a CDSC and therefore expenses paid will remain unaffected by redemption.

(a) The Fund has adopted a Rule 12b-1 plan for the indicated classes of shares that allows the Fund to pay distribution fees for the sale and distribution of those classes of shares out of the assets applicable to those classes. Because these fees are paid out over time, they will increase the cost of your investment and may cost you more than paying other types of sales charges. A portion of the 12b-1 fee represents an asset-based sales charge.

(b) The maximum allowable amount payable for distributing these shares is .40 of 1% of the average daily net assets of each Money Fund. The Board of Trustees has currently limited the amount payable to .25 of 1% of the average daily net assets of each Money Fund.

(c) The expense ratios for each class of shares of the Developing Markets Fund and the International Equity Fund are higher than those paid by most other investment companies, but DLJ Asset Management Group, Inc. (as Adviser) and AXA Investment Managers GS Ltd. (as subadviser) believe the fees are comparable to those paid by investment companies of similar investment orientation.


(d) The Adviser has undertaken, in writing to limit Total Expenses of the Strategic Growth Fund to 1.19% for the Fund's Class A and Class R shares and 1.94% for the Fund's Class B and Class C shares. This arrangement will remain in place at least until October 31, 2002.


(e) The Adviser has undertaken, in writing, to limit Total Expenses of the Technology Fund to 1.14% per year for the Fund' Class D shares, 1.39% per year for the Fund's Class A and Class R shares, and 2.14% for the Fund's Class B and Class C shares. This arrangement will remain in place at least until October 31, 2002.

(f) The Adviser has undertaken, in writing, to limit Total Expenses of the Developing Markets Fund to 2.15% per year for the Fund's Class A and Class R shares and 2.90% for the Fund's Class B and Class C shares. This arrangement will remain in place at least until October 31, 2000.

(g) The Adviser has undertaken, in writing, to limit Total Expenses of the Fixed Income Fund to .70% for the Fund's Class D shares, and .95% for the Fund's Class A shares and Class R shares and 1.70% for the Fund's Class B and Class C shares. This arrangement will remain in place at least until October 31, 2000.


(h) The Adviser has undertaken, in writing, to limit Total Expenses of the Municipal Trust Fund to .95% per year for the Fund's Class A shares and Class R shares and 1.70% for the Fund's Class B and Class C shares. This arrangement will remain in place at least until October 31, 2000.


(i) The Adviser has undertaken, in writing, to limit Total Expenses, of the High Income Fund to .85% per year for the Fund's Class D shares, and 1.10% for the Fund's Class A shares and Class R shares, and 1.85% for the Fund's Class B and Class C shares. This arrangement will remain in place at least until October 31, 2000.


(j) The Adviser has undertaken, in writing, to limit Total Expenses of the Municipal Money Fund to .90% per year. This arrangement will remain in place at least until October 31, 2000.

(k) The Adviser has undertaken, in writing, to limit Total Expenses of the U.S. Government Money Fund to .90% per year. This arrangement will remain in place at least until October 31, 2000.

PURCHASE INFORMATION

Shares of the DLJ Municipal Money Fund and the DLJ U.S. Government Money Fund (the "Money Funds") or Class A, Class B or Class C shares of the other Funds may be purchased directly by using the Share Purchase Application found in this Prospectus, or through Donaldson, Lufkin & Jenrette Securities Corporation, the Funds' distributor, or by contacting your securities dealer.

The minimum initial investment in each Fund is $1,000. The minimum for additional investments is $25. These minimums are waived for certain types of accounts. Share certificates will not be issued for full or fractional shares of the Funds. Further information can be obtained from DLJ Funds at the address and telephone number shown on the back cover of this Prospectus. See "How to Buy and Sell Shares" and "Other Shareholder Services."


The Funds, except the Money Funds, offer Class A, Class B, Class C and Class R shares. Class A shares may be purchased at the net asset value per share of the Fund plus an initial sales charge imposed at the time of purchase and may be subject to a contingent deferred sales charge ("CDSC") in cases where the initial sales charge was not applied because of the size of the purchase. Class B shares may be purchased at the net asset value per share, but are subject to a CDSC upon redemption. The CDSC applicable to Class B shares declines from 4% for redemptions made during the first year of purchase to zero after four years. Class C shares may be purchased at the net asset value per share, but are subject to a 1% CDSC if redeemed within the first year of purchase. Class R shares are available for purchase by eligible institutions on behalf of their clients (generally individuals who do not purchase shares directly). Class R shares may be purchased at a price equal to the net asset value per share. Institutions may charge direct fees in connection with transactions related to Class R shares. The Core Equity Fund, Growth and Income Fund, Technology Fund, International Equity Fund, Fixed Income Fund and High Income Fund also offer Class D shares. Class D shares are offered without any initial sales charge or CDSC to employees of Donaldson, Lufkin & Jenrette Inc. ("DLJ, Inc.") and its subsidiaries that are eligible to participate in the DLJ 401(k) Retirement Savings Plan for Employees. These employees should contact the DLJ 401(k) Hotline at 1-877-401k-DLJ concerning how to purchase Class D shares. See "How to Buy and Sell Shares."

Shares of the Money Funds may be purchased at a price equal to the net asset value per share of each Money Fund, which is expected to be $1.00 per share. See "Net Asset Value" in the side-bar included on this page.


The DLJ Core Equity Fund, the DLJ Growth and Income Fund, the DLJ Small Company Value Fund and the DLJ Municipal Trust Fund are each a series of the DLJ Focus Funds. The DLJ International Equity Fund, the DLJ Developing Markets Fund, the DLJ High Income Fund, the DLJ Municipal Money Fund and the DLJ U.S. Government Money Fund are each a series of the DLJ Opportunity Funds. The DLJ Strategic Growth Fund and the DLJ Technology Fund are each a series of the DLJ Select Funds.


The DLJ Opportunity Funds, DLJ Focus Funds, and DLJ Select Funds are different legal entities and are separately offering their Funds through this Prospectus. Based on the advise of counsel, the Funds believe that the potential liability of each Fund with respect to the disclosure in this Prospectus extends only to the disclosure relating to that Fund.

[side bar]

Net Asset Value:

Net asset value per share (or "NAV") is determined separately for each class by taking the total assets of each class of a Fund and subtracting its total liabilities and then dividing the difference by the total number of shares outstanding in each class.

The NAV is determined at the close of the New York Stock Exchange each day that the New York Stock Exchange is open for trading. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed.

For the Money Funds, the NAV is expected to be maintained at a constant $1.00 per share, although this price is not guaranteed.

For purposes of computing NAV, the securities in each Money Fund's portfolio are valued at amortized cost, which minimizes the effect of changes in a security's market value and helps maintain a stable $1.00 per share price. However, there is a risk that we will sell a security for a price that is higher or lower than amortized cost. Such an event could have an effect on our ability to maintain an NAV of $1.00 per share.

In calculating the NAV of the DLJ Funds, except the Money Funds, each Fund's investments are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other method as the Trustees of the applicable Fund believe in good faith would accurately reflect their fair value.

[end side bar]

The investment objectives and policies of each Fund are set forth below. There can be, of course, no assurance that any Fund will achieve its investment objective. The Funds' investment objectives are fundamental policies that cannot be changed without the approval of the shareholders of the applicable Fund. The Board of Trustees of a Fund may change non-fundamental policies without shareholder approval.

DLJ FUNDS' INVESTMENT OBJECTIVES AND POLICIES

DLJ Core Equity Fund

Goal: The investment objective of the DLJ Core Equity Fund is long-term capital appreciation. Investments are made based on their potential for long-term capital appreciation. The Core Equity Fund may make an investment to earn income when, in the opinion of the Adviser, such an investment will not compromise the Core Equity Fund's investment objective.

Strategy: The Core Equity Fund invests in common stock, securities convertible into common stock and other equity securities (e.g., preferred stock and interests in master limited partnerships). It invests primarily in well-known and established companies (generally, companies in operation for more than three years). The Fund may occasionally invest in new and unseasoned companies which, in the opinion of the Adviser, have the potential for long-term capital appreciation.


The Adviser applies extensive research that has been conducted primarily by research analysts employed by Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") on the growth prospects of stocks that are considered for the Fund's portfolio. Target companies normally have market capitalizations of at least $1 billion at the time of purchase. Generally, the Adviser attempts to identify companies with growth rates that will exceed that of the S&P 500 Index. The Core Equity Fund is "sector neutral." This means that its investments are allocated to industries in proportion to the sector allocation of the S&P 500 Index, with the exception of the electric and the gas utilities sectors. Other factors considered in the selection of securities include the economic and political outlook, the value of a particular security relative to another security, trends in the determinants of corporate profits, and management capability and practices. See "Risks for the Core Equity Fund and the Growth and Income Fund" on page 19.


Investments: Under normal circumstances, the Core Equity Fund invests at least 65% of its total assets in equity securities of companies that the Adviser believes have above-average long-term capital appreciation potential. For temporary defensive purposes, the Core Equity Fund may invest in investment-grade short-term fixed-income securities, enter into repurchase agreements and hold cash. A temporary defensive position could affect the Fund's ability to achieve its investment objective. In addition, the Fund may invest in equity securities selected on a basis other than the potential for long-term capital appreciation. The Fund may invest up to 35% of the value of its assets in investment-grade fixed-income securities, including bonds, debentures, notes, asset and mortgage-backed securities and money market instruments such as commercial paper and bankers' acceptances and other financial instruments. The Fund may invest in both listed and unlisted securities and may also:

o     invest up to 10% of the value of its total assets in non-U.S. securities;

o invest no more than 10% of its net assets in restricted securities or other instruments with no ready market;

o     invest up to 5% of its total assets in warrants; and

o attempt to minimize the effect of a market decline on the value of its securities, subject to market conditions, by writing covered call options on securities or stock indices. See "Additional Information on Investment Policies and Risks."

[side bar]

Risks for the Core Equity Fund, and the Growth and Income Fund:

Like any investment, an investment in the Core Equity Fund or Growth and Income Fund is subject to risk and you could lose money. While the Funds seek investments that will appreciate in value and/or provide income, the value of the securities could decline and provide no income.

The Funds are subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes in interest rates (generally increases). If the value of equity markets in general declines, you can expect the value of your investment in the Funds to decline, possibly to a greater extent than the decline in equity markets generally.

The Core Equity Fund may invest in new and unseasoned companies. Stocks of these companies tend to be more volatile than stocks of larger and more established companies. In addition, because stocks are selected on the basis of their appreciation potential, they tend to be more risky than many investments that provide current income.

The Growth and Income Fund may invest in debt securities. Debt securities are subject to risks that the issuer will not repay its borrowings or pay interest. They are also subject to the risk of declines in value because of increases in interest rates and decreases in the credit quality of the issuer.

The Core Equity Fund and the Growth and Income Fund may each invest in unlisted securities. Investments in unlisted securities may be less liquid and more volatile than investments in listed securities and could result in losses to the Funds if they had to be sold quickly.

The Core Equity Fund and the Growth and Income Fund may each invest in non-U.S. securities. Non-U.S. securities carry the same risks as securities of U.S. companies and the added risks of being traded in less liquid markets than U.S. securities. Non-U.S. securities are also issued by companies that are not subject to U.S. reporting requirements and involve political systems, economies and markets that may not be as developed as in the U.S. See "Additional Information on Investment Policies and Risks".

[end side bar]

DLJ Growth and Income Fund

Goal: The investment objective of the DLJ Growth and Income Fund is long-term capital appreciation and continuity of income.

Strategy: The Growth and Income Fund pursues its investment objective by investing principally in dividend-paying common stock and by diversifying its investments among different industries and companies. Securities are selected based on the Adviser's evaluation of their investment merit and their potential for appreciation in value and/or income. The selection of securities on the basis of their capital appreciation or income potential does not ensure against possible loss in value.

Investments: The Growth and Income Fund invests in common stock, preferred stock and securities convertible into common stock. The Growth and Income Fund may invest in debt securities that are of investment-grade quality at the time of purchase (including bonds, debentures, notes and asset and mortgage-backed securities), U.S. government securities, municipal securities (including general and special obligation securities and industrial revenue bonds) and money market instruments. See "Additional Information on Investment Policies and Risks-- Mortgage and Asset-Backed Securities and Investment-Grade Debt Securities." There is no fixed proportion of the Growth and Income Fund's assets that must be invested in particular types of securities. The percentage of assets invested in various types of securities may be changed from time to time by the Adviser.

The Growth and Income Fund invests in both listed and unlisted securities. The Growth and Income Fund may invest in non-U.S. securities and restricted securities. To minimize the effect of a market decline in the value of its securities, the Fund may, depending on market conditions, write covered call options on securities or stock indices. The Fund may invest up to 10% of its assets in non-U.S. securities and up to 10% of its assets in restricted securities. For additional information on the use, risks and costs of the above referenced policies and practices, see "Additional Information on Investment Policies and Risks."

DLJ Small Company Value Fund

Goal: The investment objective of the DLJ Small Company Value Fund is a high level of growth of capital. The Small Company Value Fund is not intended for investors whose principal objective is assured income or preservation of capital.

Strategy: The Small Company Value Fund invests primarily in common stock and may also invest in securities convertible into common stock, preferred stock, other equity securities, bonds or other debt securities as described below. Under normal market conditions, at least 65% of the Fund's assets are invested in equity securities of small market capitalization companies. Small cap companies, for purposes of this Fund, are considered to be companies with market capitalizations of $2 billion or less at the time of purchase. If the market capitalization of a small cap company in which the Fund has invested increases to a level above $2 billion, the investment adviser will continue to hold the securities of that company until the investment adviser determines that the company no longer has growth potential.

Investments: The Small Company Value Fund pursues its investment objective by employing a value-oriented investment approach. This means that the Adviser seeks securities that appear to be underpriced. The Adviser looks for stocks issued by companies with proven management, consistent earnings, sound finances and strong potential for market growth. By investing in such companies, the Small Company Value Fund tries to enhance its potential for appreciation and limit the risk of decline in the value of its portfolio. The Small Company Value Fund focuses on the fundamentals of each small-cap company instead of trying to anticipate what changes might occur in the stock market, the economy, or the political environment. This approach differs from that used by many other funds investing in small-cap company stocks. Those other funds often buy stocks of companies they believe will have above-average earnings growth, based on anticipated future developments. In contrast, the Small Company Value Fund's securities are generally selected with the belief that they are currently undervalued based on existing conditions and that their earning power or franchise value does not appear to be reflected in their current stock price. To further reduce risk, the Small Company Value Fund diversifies its holdings among many companies and industries. The Adviser also considers whether a company has an established presence in its industry, a product or market niche and whether management owns a significant stake in the company.

The Small Company Value Fund may also invest in special situation companies. A special situation company is a company whose value may increase within a reasonable period of time solely by reason of a development particularly or uniquely applicable to that company. The securities of these companies may be affected by particular developments unrelated to business conditions generally. These investments may fluctuate without relation to general market trends. In general, the principal risk associated with investing in special situation companies is the potential decline in the value of these securities likely to occur if the anticipated development fails to take place. Examples of special situation companies are companies that are being reorganized or merged, have unusual new products, enjoy particular tax advantages, or acquire new management.

The Small Company Value Fund invests primarily in common stock. It may also invest in securities convertible into common stock, preferred stock, investment-grade debt securities (including bonds, debentures, notes, asset and mortgage-backed securities), U.S. Government Securities, municipal securities (including general and special obligation securities and industrial revenue bonds), money market instruments (such as commercial paper and bankers' acceptances) and other financial instruments.

The Small Company Value Fund may also invest in unlisted securities and securities traded in the over-the-counter markets. The Small Company Value Fund may allocate a larger percentage of its assets to unlisted securities than would a typical large company mutual fund. The Small Company Value Fund may also:

o purchase or sell options on securities and on indices to seek to enhance return or hedge its portfolio;

o purchase or sell financial futures contracts and options thereon for hedging and risk management purposes;

o     invest up to 20% of total assets in non-U.S.securities;

o     invest up to 5% of total assets in rights or warrants; and

o invest not more than 10% of net assets in instruments having no ready market.

However, the Fund does not invest in restricted securities.

[sidebar]

Risks for the Small Company Value Fund:

The investment objective for the Small Company Value Fund causes it to be riskier than other funds and you could lose money. While it seeks investments that will provide a high level of growth of capital, they may decline in value. You should not invest in the Small Company Value Fund if your principal objective is assured income or capital preservation. While smaller companies generally have the potential for rapid growth, they often involve greater risks than investments in larger, more established companies. Small companies may have less management experience, fewer financial resources, and limited product diversification.

In addition, in many instances the frequency and trading volume for securities of smaller companies are substantially less than those of larger companies, causing such securities to be subject to greater and more abrupt price fluctuations and to be less liquid than securities of larger companies. When making large sales of portfolio securities, it may be necessary for the Small Company Value Fund to sell such securities at discounts from quoted prices or to execute a series of small sales over an extended period of time. These factors cause an investment in the Small Company Value Fund to be riskier than an investment in a typical "large company" mutual fund.

The Small Company Value Fund also is subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes in interest rates. These factors also could adversely affect an investment in the Fund. If the value of equity markets in general declines, the value of your investment in the Small Company Value Fund could also decline, possibly to a greater extent than the decline in equity markets generally.

The Small Company Value Fund may invest in various types of debt securities. Debt securities are subject to the risk that the issuer will not repay its borrowings or pay interest. They are also subject to the risk of declines in value because of increases in interest rates and decreases in the perceived credit quality of the issuer.

The Fund may also invest in unlisted securities. Investments in unlisted securities may be less liquid and more volatile than investments in listed securities and could result in losses if they had to be sold quickly.

The Fund may also invest in non-U.S. securities. Not only do non-U.S. securities carry the same risks as securities of U.S. companies, they also have the added risks of generally being traded in less liquid markets than U.S. securities, involve political systems, economies and markets that may not be as developed as in the U.S. and may be issued by companies that are not subject to reporting requirements that are as rigorous as those imposed on U.S. issuers.

The Fund also may invest in options, warrants and financial futures contracts. Selecting options, warrants and financial futures contracts involves determinations as to how a particular security, index, interest rate, or currency will change. If the Adviser is wrong in its prediction, the Fund could lose money. In addition, such instruments may not be available, or if available, may be too expensive to utilize. See "Additional Information on Investment Policies and Risks".

[end sidebar]


DLJ  STRATEGIC GROWTH FUND

Goal: The investment objective of the Strategic Growth Fund is long-term growth of capital. Investments are made based on their potential for superior growth.

Strategy: The Fund seeks to achieve this objective by investing in equity securities of a limited number of large, carefully selected companies that the Adviser believes will achieve superior growth. Unlike most equity funds, the Fund focuses on a relatively small number of intensely researched companies. The Fund seeks to achieve superior performance as compared to other U.S. domestic growth funds.


The Adviser applies extensive research that has been conducted primarily by research analysts employed by DLJSC on the growth prospects of stocks that are considered for the Fund's portfolio. Unlike many equity funds, the Strategic Growth Fund seeks to limit the number of Fund holdings to companies that offer the highest potential for capital appreciation. The Fund intends to hold securities of approximately 50-60 companies, which may fluctuate depending on the Adviser's view of market conditions. Growth companies tend to be concentrated in the technology, health care, consumer, financial, telecommunications and commercial services sectors. By emphasizing DLJSC research in the portfolio stock selection, this Fund will try to deliver superior performance as compared to the U.S. domestic growth fund peer universe. Other factors considered in the selection of securities include the economic and political outlook, the value of a particular security relative to another security, trends in the determinants of corporate profits, and management capability and practices. See "Additional Information on Investment Policies and Risks."

Investments: Under normal circumstances, the Strategic Growth Fund invests at least 85% of its total assets in equity securities in U.S. companies that the Adviser believes have above-average long-term capital appreciation potential. The Adviser expects the average market capitalization of companies in the portfolio to be in the range of companies that are included in the Standard & Poor's 500 Index. The Fund may invest in both listed and unlisted securities and may also:


o     invest up to 10% of the value of its total assets in non-U.S. securities;

o     invest no more than 15% of its net assets in illiquid securities;

o     invest up to 5% of its total assets in warrants;


o attempt to minimize the effect of a market decline on the value of its securities, subject to market conditions, by writing covered call options on securities or stock; and


o invest in investment-grade fixed income securities, including bonds, debentures, notes and money market instruments such as commercial paper and bankers acceptances and other financial instruments.

For additional information on the use, risks and costs of the above referenced policies and practices, see "Additional Information on Investment Policies and Risks."

DLJ TECHNOLOGY FUND

Goal: The DLJ Technology Fund's investment objective is growth of capital.

Strategy: The Technology Fund seeks to achieve this objective by investing in a broad number of industries that comprise the U.S. domestic technology sector. The Fund seeks to create a blend of stocks in companies that include the computer hardware, computer software, electronics, semiconductor, semiconductor capital equipment, telecommunication equipment, telecommunication services and internet industries. Stock selection reflects a growth approach and is based on fundamental research that assesses a company's prospects for above-average earnings. The research applied by the Adviser is conducted primarily by research analysts employed by DLJSC. In addition, the Adviser also obtains research from other investment firms.


Investments: The Technology Fund invests in common stock, preferred stock and securities convertible into common stock. The Fund will normally invest 80% of its assets in securities of companies principally engaged in offering or developing products, processes or services that will provide technological advances and improvements. The types of companies include computer hardware, computer software, electronics, semiconductor, telecommunication equipment, telecommunication services and internet industries. The Fund may invest in listed and unlisted securities, well-known and established companies and in new and unseasoned companies. The Fund will not invest more than 25% of its total assets in any one industry. The Fund may also:

o attempt to minimize the effect of a market decline on the value of its securities, subject to market conditions, by writing covered call options on securities or stock indices;

o     invest up to 10% of its assets in non-U.S. securities;

o     invest up to 15% of its net assets in illiquid securities; and

o invest in investment-grade fixed income securities, including bonds, debentures, notes and money market instruments such as commercial paper and bankers-acceptances and other financial instruments.

[side bar]


Risks for the Technology Fund and the Strategic Growth Fund:


Like any investment, an investment in the Technology Fund or Strategic Growth Fund is subject to risk and you could lose money. While the Funds seek investments that will appreciate in value, the value of the securities could decline and provide no income. The Funds are subject to market risks that affect equity securities markets in general, such as general economic conditions and adverse changes in interest rates (generally increases). If the value of equity markets in general declines, you can expect the value of your investment in the Funds to decline, possibly to a greater extent than the decline in equity markets generally. The Funds are also subject to investment risk, which is the possibility that the returns from a specific type of stock will perform worse than the overall stock market or other market sectors. Other general risks include the following:

The Technology Fund invests in technology companies. The fact that the Fund concentrates in a single sector increases risk and volatility as compared to a fund with a more diversified portfolio. This is because factors that affect that sector are likely to directly affect the Fund's performance, both negatively and positively. Even if the overall direction of equity prices is upward, if technology stocks are headed lower, Fund performance could be adversely affected. Certain factors or market conditions that affect technology companies could have an impact on the Fund's net asset value and performance. For example, companies in the rapidly changing technology sector often face unusually high price volatility, both in terms of gains and losses. Products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments could also result in sharp price declines. In addition, stocks of small, less seasoned companies, tend to be more volatile than the overall market.


The Strategic Growth Fund will limit the number of companies in its portfolio. As a result, changes in the value of one security are more likely to have a greater effect on the Fund's net asset value than other U.S. domestic growth funds with more diversified portfolios.


In addition, each Fund may from time to time take temporary defensive positions that are inconsistent with a Fund's investment strategies in attempting to respond to adverse market conditions. If a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

THE DLJ INTERNATIONAL FUNDS

DLJ Developing Markets Fund

Goal: The investment objective of the DLJ Developing Markets Fund is long-term growth of capital by investing primarily in common stocks and other equity securities of companies from developing countries. Under normal market conditions, the Fund invests at least 65% of its assets in equity securities of developing countries.

Strategy: The Fund seeks to identify those countries and industries where economic and political factors are likely to produce above average growth rates. The Fund seeks to invest in those companies and in such industries and countries that are best positioned and managed to take advantage of these economic and political factors. The assets of the Fund ordinarily will be invested in the securities of issuers in at least three different developing countries.

Investments: Equity securities include common and preferred stock, warrants, rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities and other classes of stock that may exist. The Fund may purchase non-U.S. securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of non-U.S. issuers. The Fund may purchase a limited amount of restricted or otherwise illiquid securities. The Fund may enter into forward foreign currency exchange contracts to attempt to protect the value of its assets against future changes in the level of currency exchange rates. The Fund may purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes. The Fund may purchase and sell financial futures contracts and related options, without limitation, for bona fide hedging purposes. Subject to the foregoing, the value of all financial futures contracts sold will not exceed the total market value of the Fund's portfolio. These futures contracts and related options will be on financial indices and foreign currencies or groups of foreign currencies.


As used in this prospectus, a company in a developing country is an entity for which either the principal securities trading market is in a developing country, it is organized under the laws in a developing country or it has its principal office in a developing country. The Fund invests primarily in countries represented within the MSCI Emerging Markets Free Index. Those countries currently include Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey and Venezuela. The Fund generally does not invest more than 25% of its total assets in developing countries not represented within the MSCI Emerging Markets Free Index.


[side bar]

Risks for the Developing Markets Fund:

Like any investment, an investment in the Developing Markets Fund is subject to risk and you could lose money. While the Fund selects investments that the Fund believes will experience long-term appreciation, their value could decline. The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates.

There are certain risks involved in investing in non-U.S. securities, in addition to the risks inherent in U.S. investments. These risks may include currency fluctuations, currency revaluations, adverse political and economic developments, currency exchange blockages, foreign governmental laws or restrictions, reduced public information concerning issuers, and the lack of uniform accounting, auditing and financial reporting standards and other regulatory practices and requirements comparable for domestic companies.

Furthermore, non-U.S. securities may be less liquid and more volatile than comparable U.S. securities. There is also a possibility of expropriation, nationalization, confiscatory taxation, and limitations on use or removal of Funds or assets. Investments in non-U.S. securities may result in higher expenses due to currency conversions, brokerage commissions which generally are higher than U.S. commissions and the expense of maintaining securities with non-U.S. custodians.

In addition to the general risks of investing in non-U.S. securities, characteristics of developing countries may affect certain investments, such as national policies that restrict foreign investment and the absence of developed legal structures governing private property and private and foreign investments. The typically small size of securities markets and the possibility of a low or nonexistent volume of trading in developing countries may also result in a lack of liquidity and substantial price volatility.

You should be aware that investing in developing countries generally involves exposure to economic structures that are generally less diverse and mature, and to political systems with less stability than those of developed countries.

[end side bar]

For additional information on the use, risks and costs of the above referenced policies and practices, see "Additional Information on Investment Policies and Risks."

DLJ International Equity Fund

Goal: The investment objective of the DLJ International Equity Fund is long-term growth of capital by investing primarily in common stocks and other equity securities from established non-U.S. markets. During normal market conditions, the Fund invests most of its assets in securities of issuers from at least three different countries outside the United States. The Fund may invest in securities of companies incorporated in the United States but having their principal activities and interests outside of the United States.

Strategy: In pursuing its investment objective, the International Equity Fund attempts to diversify its equity investments primarily among countries represented within the EAFE Index. Those countries currently include Australia, Austria, Belgium, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Portugal, Singapore, Spain, Switzerland, the United Kingdom, and the Scandinavian countries. The Fund generally does not intend to invest more than 10% of its total assets in countries not represented within the EAFE Index.

This Fund seeks to identify countries and industries with favorable growth prospects. Then, the Fund invests in the companies and industries in such countries that the Adviser believes are reasonably valued. Typically these companies offer reliable earnings and high quality management.

Investments: Equity securities include common and preferred stock, warrants, rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities and other classes of stock that may exist. The Fund may purchase non-U.S. securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of non-U.S. issuers. This Fund may invest a limited amount of its assets in restricted or otherwise illiquid securities. The Fund may enter into forward foreign currency exchange contracts to protect the value of its assets against future changes in the level of currency exchange rates. The Fund may purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes. The Fund may purchase and sell financial futures contracts and related options, without limitation, for bona fide hedging purposes. Subject to the foregoing, the value of all financial futures contracts sold will not exceed the total market value of the Fund's portfolio. These futures contracts and related options will be on financial indices and foreign currencies or groups of foreign currencies.

[side bar]

ADRs:

ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a non-U.S. corporation.

EDRs and GDRs are depositary receipts typically issued by non-U.S. banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a non-U.S. or a U.S. corporation.

[end side bar]

[side bar]

Risks for the International Equity Fund:

Like any investment, an investment in the International Equity Fund is subject to risk and you could lose money. While the Fund selects investments the Fund believes will experience long-term appreciation, their value could decline.

The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates.

There are certain risks involved in investing in non-U.S. securities, in addition to the risks inherent in U.S. investments. These risks may include currency fluctuations, currency revaluations, adverse political and economic developments, currency exchange blockages, foreign governmental laws or restrictions, reduced public information concerning issuers, and the lack of uniform accounting, auditing and financial reporting standards and other regulatory practices and requirements comparable for domestic companies.

Furthermore, non-U.S. securities may be less liquid and more volatile than comparable U.S. securities. There is also a possibility of expropriation, nationalization, confiscatory taxation, and limitations on use or removal of funds or assets. Investments in non-U.S. securities may result in higher expenses due to currency conversions, brokerage commissions which generally are higher than U.S. commissions and the expense of maintaining securities with non-U.S. custodians.

[end side bar]

For additional information on the use, risks and costs of the above referenced policies and practices, see "Additional Information on Investment Policies and Risks."

THE DLJ FIXED INCOME FUNDS

DLJ Fixed Income Fund

Goal: The investment objective of the DLJ Fixed Income Fund is to provide as high a level of total return as is consistent with capital preservation by investing principally in debt securities, including, without limitation, convertible and nonconvertible debt securities of domestic and foreign companies, including both well-known and established and new and lesser-known companies. Total return means the sum of net investment income (if any) and realized and unrealized gains less losses. Capital preservation means minimizing the risk of capital loss in a period of falling prices (rising interest rates) for debt securities.

Strategy: The Fund invests in and holds debt securities that the Adviser believes will maximize total return at a level consistent with capital preservation. The average maturity of the Fund's portfolio is adjusted based on the Adviser's assessment of relative yields on debt securities and expectations of future interest rate patterns.

A change in the price of a debt security generally is inversely related to market interest rates. This means that the value of the Fund's investments will tend to decrease during periods of rising interest rates and to increase during periods of falling rates. In general, as the average maturity of the portfolio increases, so does the potential volatility in share price. As a matter of fundamental policy, the Fund will invest at least 80% of the value of its total assets in debt securities. In normal circumstances, the Fixed Income Fund invests at least 65% of the value of its total assets in fixed income securities. However, the Fund may hold cash and short-term fixed income securities and may enter into repurchase agreements for temporary defensive purposes as determined by the Adviser without regard to the above limits. A temporary defensive position could affect the Fund's ability to achieve its investment objective.

Investments: The Fixed Income Fund may invest in bonds, including municipal bonds (taxable and tax-exempt) and other debt securities rated Aaa, Aa, A or MIG-1 by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A or SP-1 by Standard & Poor's Ratings Group ("S&P"), U.S. Government Securities, obligations issued or guaranteed by national or state bank holding companies, and commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P.

The Fixed Income Fund may also invest not more than 25% of its total assets in lower-rated debt securities that are not rated below BBB or SP-2 by S&P or Baa or MIG-2 by Moody's to the extent the Adviser views such investments as consistent with this fund's investment objective. See "Additional Information on Investment Policies and Risks" for a description of securities rated BBB by S&P and Baa by Moody's. The Fixed Income Fund may enter into repurchase agreements, terminable within seven days or less, involving

U.S. Treasury securities, with member banks of the Federal Reserve System or primary dealers in U.S. Government Securities. The Fixed Income Fund may invest up to 10% of its assets in restricted securities and in instruments having no ready market value.

[side bar]

Risks for the Fixed Income Fund and Municipal Trust Fund:

While these Funds seek investments that will satisfy their investment objectives, the Funds' investments could decline in value and you could lose money. Concerns about an issuer's ability to repay its borrowings or to pay interest will adversely affect the value of its securities. The Funds' Adviser seeks to limit this risk generally by selecting higher-quality debt securities.

In addition, the Funds are subject to risks that affect the bond markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates.

Each Fund may invest in unlisted securities. Unlisted securities may be less liquid and more volatile than listed securities and could result in losses if they had to be sold quickly. The Municipal Trust Fund is also subject to risks of investing in municipal securities. These risks include uncertainties regarding the tax status of a particular security, political and legislative changes and the rights of their holders. These factors could adversely affect your investment.

[end of side bar]

[side bar]

High Quality Ratings:

High Quality Ratings are Aaa, Aa, A or MIG-1 by Moody's, or AAA, AA, A or SP-1 by S&P.

[end of side bar]

DLJ Municipal Trust Fund

Goal: The investment objective of the DLJ Municipal Trust Fund is to provide as high a level of total return as is consistent with capital preservation by investing principally in high-grade tax-exempt municipal securities. This investment objective, unlike that of most other municipal bond funds, is not to provide current income exempt from federal and/or state income tax. Total return means the sum of net investment income and capital gains less capital losses. The Fund intends to distribute annually its net capital gains. Such distributions, if any, will be taxable to a shareholder as capital gain. See "Dividend and Distribution Information" and "Taxes."

Strategy: The Municipal Trust Fund attempts to maximize total return by actively managing the maturities of the bonds in its portfolio to reflect the Adviser's assessment of anticipated interest rate movements and relative yields. The Municipal Trust Fund currently maintains an average maturity of between 5 and 10 years in order to help reduce the interest rate risk associated with investing in long-term bonds. However, the Fund may adjust this average maturity as the Adviser's views on interest rate movements change, shortening maturities in periods of rising interest rates and lengthening maturities in periods of falling interest rates. The Fund attempts to supplement total return by identifying and purchasing undervalued municipal securities.

As with any fixed income investment, the success of these strategies depends upon the Adviser's ability to accurately forecast changes in interest rates and to assess the value of municipal securities. You should be aware that there are no assurances that the Fund's investment strategies will be successful. See "Risks for the Fixed Income Fund and the Municipal Trust Fund" on page 22.

Investments: The Municipal Trust Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high-grade, intermediate-term municipal securities. Municipal securities fall into two principal classes: bonds and notes, both of which may have fixed, variable or floating rates of interest. The Fund invests in tax-exempt municipal bonds and notes which are rated Aaa, Aa, A or MIG-1 by Moody's or AAA, AA, A or SP-1 by S&P. The Fund may also invest up to 25% of its total assets in lower-rated municipal securities to the extent the Adviser views such investments as consistent with this Fund's investment objective. See "Additional Information on Investment Policies and Risks--Investment-Grade Debt Securities" for a description of securities rated BBB by S&P and Baa by Moody's. The Fund may also invest in unrated municipal securities when the Adviser believes they are of comparable quality to that of rated securities and are consistent with the Fund's objective and policies.

Because a change in the market value of a debt security generally is inversely related to market interest rates, the market value of the Municipal Trust Fund's investments will tend to decrease during periods of rising interest rates and to increase during periods of falling rates. In general, as the average maturity of the portfolio increases, so does the potential volatility in share price. Fluctuations in market value of the Municipal Trust Fund's portfolio resulting from fluctuations in interest rates will generally be greater at times when the average maturity of the Municipal Trust Fund's portfolio is longer.

The Municipal Trust Fund may enter into repurchase agreements terminable within seven days or less. The Fund may also invest in restricted securities, in instruments having no ready market value and municipal bonds that are subject to the alternative minimum tax. The Municipal Trust Fund reserves the right to hold cash and short-term fixed income securities and to enter into repurchase agreements as necessary for temporary defensive or emergency purposes as determined by the Adviser, without regard for the above limitation. A temporary defensive position could affect the Fund's ability to achieve its investment objective. Dividends of the Municipal Trust Fund will consist of income exempt from federal income tax, income subject to the federal alternative minimum tax ("AMT"), and taxable ordinary income and capital gains. See "Dividend and Distribution Information" and "Taxes."

DLJ High Income Fund

Goal: The DLJ High Income Fund's primary investment objective is to provide a high level of current income and a secondary objective is capital appreciation. This Fund is not recommended for investors whose principal objective is assured income or capital preservation.


Strategy: This Fund seeks to achieve its investment objectives by investing in fixed-income securities, including corporate bonds and notes, convertible securities and preferred stocks, that are rated in the lower rating categories of the established rating services (Baa or lower by Moody's and BBB or lower by S&P), or, if unrated, are of comparable quality. Securities rated Baa or lower by Moody's and BBB or lower by S & P are commonly known as "junk bonds." These bonds are considered by those rating agencies to have speculative characteristics. These bonds can be expected to provide higher yields. However these securities may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher-rated fixed-income securities. Investment in such high-yield securities entails relatively greater risk of loss of income and principal.


Investments: This Fund seeks to achieve its objective by investing primarily in a diversified portfolio of lower-rated fixed-income securities including convertible and non-convertible debt securities and preferred stock. The Fund may also hold assets in cash or cash equivalents. This Fund generally does not invest in common stocks, rights or other equity securities. From time to time, the Fund may acquire or hold such securities (if consistent with its objectives) when they are acquired in unit offerings with fixed-income securities or in connection with an actual or proposed conversion, exchange or restructuring of fixed-income securities.

Selection and supervision by the Adviser of the Fund of investments in lower-rated fixed-income securities involves continuous analysis of individual issuers, general business conditions and other factors. The furnishing of these services does not, of course, guarantee successful results. The Adviser's analysis of issuers includes, among other things, historic and current financial conditions, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical cost, strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations. Analysis of general business conditions and other factors may include anticipated changes in economic activity and interest rates, the availability of new investment opportunities, and the economic outlook for specific industries. While the Adviser considers as one factor in its credit analysis the ratings assigned by the rating services, the Adviser performs its own independent credit analysis of issuers and consequently, the High Income Fund may invest, without limit, in unrated securities. The Fund's ability to achieve its investment objective may depend on the Adviser's own credit analysis to a greater extent than the funds that invest in higher-rated securities.

Although the High Income Fund primarily invests in lower-rated securities, it will generally not invest in securities rated at the time of investment in the lowest rating categories (Ca or below for Moody's and CC or below for S & P). Securities which are subsequently downgraded may continue to be held and will be sold only if, in the judgment of the Adviser, it is advantageous to do so.

[side bar]

Risks for the High Income Fund:


While the Fund seeks investments that will satisfy it's investment objectives, these investments could decline in value and you could lose money. Concerns about an issuer's ability to repay its borrowings or to pay interest will adversely affect the value of its securities. The Fund is also subject to risks that affect the bond markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates.


The market value of longer maturity debt securities, like those held by the Fund, is more sensitive to interest rate changes than the market value of shorter maturity debt securities. In addition, the Fund's investments in lower grade securities will subject investors to greater risk than normally experienced in other fixed income securities.

Lower grade securities are regarded as being predominantly speculative as to the issuer's ability to pay the principal and interest. Issuers of lower grade securities are more likely to experience financial stress in periods of economic downturn or rising interest rates. The issuer's ability to service its debt may be adversely affected by poor management, inability to meet business forecasts or unavailability of additional financing.

There is a higher default rate with lower grade securities because they may be unsecured or subordinate to other securities of the issuer. There are fewer dealers in lower grade securities which may make the market for these securities less liquid and cause larger differences in prices quoted than that of higher-rated fixed income securities.

In addition, the Fund may incur additional expense when it is required to seek recovery upon a default or restructuring.

[end side bar]

THE DLJ MONEY FUNDS

DLJ Municipal Money Fund

Goal: The DLJ Municipal Money Fund seeks maximum current income, consistent with liquidity and safety of principal, that is exempt from Federal income taxation to the extent described herein.

Strategy: The Fund pursues its objectives by investing at least 80% of its total assets in municipal securities. One hundred percent of the securities the Fund invests in are high quality having remaining maturities of one year or less, although their maturities may extend to 397 days. The Fund reserves the right to lower the percentage of investments in municipal securities if economic or political conditions warrant. To increase the Fund's ability to reach its investment objectives, the dollar-weighted average maturity of its portfolio securities is always 90 days or less. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the Municipal Money Fund's investments could cause its net asset value per share to deviate from $1.00.


Investments: Normally, substantially all the Municipal Money Fund's income will be exempt from Federal income taxation. Such income may be subject to state or local and/or Federal AMT income taxes. The Fund invests in municipal notes and short-term municipal bonds, which may have fixed, variable or floating rates of interest. Municipal securities with variable rates may include participation interests in industrial development bonds which may be backed by letters of credit from banking or other financial institutions. The letters of credit of any single institution in respect of all variable rate obligations will not cover more than the allowable percentage of the Municipal Money Fund's total assets in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"). For a more complete discussion of Municipal Securities, see "Additional Information on Investment Policies and Risks--Municipal Securities." All of the Fund's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's or S&P's, or if unrated, judged by the Adviser to be of comparable quality.


The Municipal Money Fund may also invest without limitation in tax-exempt municipal securities subject to the AMT. (See"Dividend and Distribution Information" and "Taxes.")

The Municipal Money Fund may invest to a limited extent in stand-by commitments, delayed-delivery, when-issued securities and other illiquid securities. This Fund may also invest a small percentage of its net assets in municipal leases, which are leases or installment purchases used by state and local governments as a means to acquire property, equipment or facilities without involving debt issuance limitations. The Fund may from time to time invest in taxable securities including obligations of the U.S. Government and its agencies, high quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

[side bar]

Cash Equivalents:

The International Funds may from time to time take a defensive position by holding all or a portion of the Fund in other types of securities, including commercial paper, bankers' acceptances, short-term debt securities (corporate and government) or government and high quality money market securities of U.S. and non-U.S. issuers, repurchase agreements, time deposits or cash (foreign currencies or U.S. dollars). The International Funds may also temporarily hold cash and invest in high quality foreign or domestic money market instruments with up to 35% of their assets, pending investment of proceeds from new sales of International Funds' shares or to meet ordinary daily cash needs.

[end side bar]

[sidebar]

Risks for the Municipal Money Fund:

Like any money market fund investment, this investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This fund seeks to preserve the value of your investment at $1.00 per share; however, it is possible to lose money by investing in this Fund. To seek to reduce investment risk, the Municipal Money Fund may not invest in the securities of any one issuer, (except the U.S. Government), in excess of the percentage of the Municipal Money Fund's total assets allowed under Rule 2a-7 of the 1940 Act.

The Municipal Money Fund earns income at current money market rates and its yield varies from day to day and generally reflects current short-term interest rates and other market conditions. It is important to note that neither the Municipal Money Fund nor its yield are insured or guaranteed by the U.S. Government.

[end sidebar]

DLJ U.S. Government Money Fund

Goal: The DLJ U.S. Government Money Fund seeks maximum current income, consistent with liquidity and safety of principal.

Strategy: This Fund pursues its objectives by maintaining a portfolio of high quality money market securities, including the types described in the succeeding paragraph, which at the time of investment generally have remaining maturities of one year or less. Some maturities may extend to 397 days. The dollar weighted average maturity of the U.S. Government Money Fund's portfolio securities will vary, but will always be 90 days or less. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the U.S. Government Money Fund's investments could cause its net asset value per share to deviate from $1.00.


Investments: The Fund invests in U.S. Government Securities, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress, including variable rate obligations such as floating rate notes. The Fund also invests in repurchase agreements that are collateralized in full each day by eligible mortgage related securities or the types of securities listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government Securities. This type of investment could create a loss to the Fund if, in the event of a dealer default, the proceeds from the sale of the collateral were less than the repurchase price. In addition, if the seller of repurchase agreements becomes insolvent, the Fund's right to dispose of the securities might be restricted.


In addition to the investments listed, the Money Funds may take temporary defensive measures by holding other types of securities which are permitted by Rule 2a-7 of the 1940 Act.

[side bar]

Risks for the U.S. Government Money Fund:

Like any money market fund investment, this investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This Fund seeks to preserve the value of your investment at $1.00 per share, however, it is possible to lose money by investing in this Fund.

The U.S. Government Money Fund earns income at current money market rates and its yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.

It is important to note that neither the U.S. Government Money Fund nor its yield is insured or guaranteed by the U.S. Government.

[end side bar]

[side bar]

To maintain portfolio diversification and reduce investment risk, the Money Funds do not:

(1) borrow money, except from banks on a temporary basis or through entering into reverse repurchase agreements to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests (the borrowings are not used to purchase investments); or

(2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets, except to secure permitted borrowings.

[end sidebar]

For additional information on the use, risks and costs of the above referenced policies and practices, see "Additional Information on Investment Policies and Risks."

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

The following general investment policies and risks supplement those set forth above for each Fund.

Equity Securities. "Equity securities" include common stock, preferred stock (including convertible preferred stock), bonds convertible into common or preferred stock, rights and warrants, equity interests in trusts and depositary receipts for equity securities.

Convertible Securities. A "convertible security" is a bond or preferred stock which may be converted at a stated price within a specified period of time into a certain quantity of the common or preferred stock of the same or a different issuer. Convertible securities have characteristics of both bonds and equity securities. Like a bond, a convertible security tends to increase in market value when interest rates decline and tends to decrease in market value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the underlying stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

Warrants. A "warrant" gives the holder thereof the right to buy equity securities at a specific price during a specified period of time. Warrants tend to be more volatile than the underlying security, and if at a warrant's expiration date the security is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the underlying security is trading at a price higher than the price set in the warrant, the holder of the warrant can acquire the security at a price below its market value.


Mortgage-Backed Securities. Except for the Municipal Trust Fund, the DLJ Mutual Funds may invest in mortgage and asset-backed securities. "Mortgage-backed securities" are securities that directly or indirectly represent a participation in, or are secured by and payable from mortgage loans on real property, including pass-through securities such as Ginnie Mae, Fannie Mae and Freddie Mac Certificates. The yield and credit characteristics of mortgage-backed securities differ in a number of ways from traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayment of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of other factors. In general, changes in the rate of prepayment on a security will change the yield to maturity of that security. Under certain interest rate or prepayment rate scenarios, a Fund may fail to recoup fully its investment in such securities notwithstanding the credit quality of the issuers of such securities. Based on historic prepayment patterns, amounts available for reinvestment are likely to be greater during a period of declining interest rates and, thus, are likely to be reinvested at lower interest rates, than during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.


Asset-Backed Securities. "Asset-backed securities" have similar structural characteristics to mortgage-backed securities, but the underlying assets include assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements, rather than mortgage loans or interests in mortgage loans. Asset-backed securities present certain risks that are not present in mortgage-backed securities; primarily, these securities do not have the benefit of the same security interest in the related collateral. There is the possibility that recoveries of repossessed collateral may not, in some cases, be available to support payments on these securities. For example, in the event that the collateral underlying an asset-backed security must be disposed of, it may be difficult to convert that collateral into a stream of payments to be paid to the holders of the security.

Municipal Securities. "Municipal securities" are either bonds or notes. Municipal bonds, which are longer-term debt obligations meeting long-term capital needs, are either "general obligation" bonds or "revenue" bonds. Payment of principal and interest on general obligation bonds is secured by the issuing municipality's pledge of its full faith and credit and taxing power. Payment on revenue bonds is met from the revenues obtained from a certain facility, class of facilities, special excise or other tax, but not from general tax revenues. Variations on these two classifications exist, such as revenue bonds backed by a municipality's general taxing power, or general obligation bonds backed by limited taxing power.

Municipal notes are short-term debt obligations generally maturing in one year or less meeting short-term capital needs and are also either "general obligation" or "revenue" debt securities. They include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and tax- exempt commercial paper.

Municipal securities may have fixed, variable or floating rates of interest. Variable and floating rate securities pay interest at rates that are adjusted periodically, according to a specified formula, in order to minimize fluctuation in the value of the principal of the securities. A "variable" interest rate adjusts at predetermined intervals (e.g., daily, weekly, or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes.

The Municipal Money Fund and Municipal Trust Fund may invest in variable rate obligations. Such adjustments minimize changes in the market value of the obligation, and in the case of the Municipal Money Fund enhances the ability of such Fund to maintain a stable $1.00 net asset value. See "'Net Asset Value" on page 17.


Investment-Grade Debt Securities. All of the DLJ Mutual Funds may invest in debt securities of investment-grade quality. "Investment-grade debt securities" are debt securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as S&P or Moody's. Investment-grade debt securities may also include debt securities believed by the Adviser (on the basis of criteria believed by the Adviser to be comparable to that applied by such rating agencies) to be of comparable quality to debt securities so rated by the rating agencies.


Debt securities rated Baa or higher by Moody's or BBB or higher by S&P are investment-grade securities. Securities rated BBB are regarded by S&P as having an adequate capacity to pay interest and repay principal; while such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely, in the opinion of S&P, to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Securities rated Baa by Moody's are considered to be medium-grade obligations. These securities are neither highly protected nor poorly secured. The rating organization determines that interest payments and principal security appear to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. For a more complete description of Moody's and S&P's ratings, see the Appendix to the Statement of Additional Information of each of the DLJ Funds. The investment-grade limitations referenced for each Fund are applicable at the time of initial investment and a Fund may determine to retain securities of issuers which have had their credit characteristics downgraded.

Repurchase Agreements. The DLJ Mutual Funds may enter into repurchase agreements with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in such securities. Repurchase agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Adviser requires continual maintenance of collateral with a Fund's custodian in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. In the event a counterparty defaults on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the collateral are less than the repurchase price. If the counterparty becomes the subject of bankruptcy proceedings, the Fund might be delayed in selling the collateral.

Non-U.S. Securities. All of the DLJ Mutual Funds, except the Money Funds and the Municipal Trust Fund, may invest in "non-U.S. securities." There are additional risks involved in investing in non-U.S. securities. These risks include those resulting from fluctuations in currency exchange rates, revaluation of currencies, and the possible imposition of currency exchange blockages. In addition, there are risks associated with future adverse political and economic developments and a limited availability of public information concerning issuers. Non-U.S. issuers typically are subject to different accounting, auditing and financial reporting standards. Securities of many non-U.S. companies may be less liquid and their prices more volatile than those of domestic companies. There is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of Funds or other assets of a non-U.S. issuer, including the withholding of dividends.


Non-U.S. securities may be subject to taxes imposed by foreign governments that would reduce the net yield on such securities. Investment in non-U.S. securities may result in higher expenses due to the cost of converting foreign currency into U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges (which generally are higher than commissions on U.S. exchanges) and the expense of maintaining securities with non-U.S. custodians.

Investments in non-U.S. securities include securities issued by European issuers. On January 1, 1999, the countries participating in the European Monetary Union ("EMU") implemented a new currency unit, the Euro, which is reshaping financial markets, banking systems and monetary policies in Europe and other parts of the world. Although it is not possible to predict the eventual impact of the Euro implementation plan on the Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. Certain European investments may be subject to additional risks as a result of this conversion. These risks include adverse tax and accounting consequences, as well as difficulty in processing transactions. The Funds are aware of such potential problems and are coordinating ways to prevent or alleviate their adverse impact on the Funds.


Investment Companies. Certain Funds may invest a limited amount of their assets in shares of other investment companies. Investments in other mutual funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities. In addition, such investments are subject to limitations under the 1940 Act and market availability. Currently, the International Funds, the Strategic Growth Fund, the Technology Fund and the Municipal Money Fund may invest in such investment companies if, in the judgment of the Adviser or Subadviser, the potential benefits of such investments justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, these Funds would bear their ratable share of that investment company's expenses, including its advisory and administrative fees. At the same time shareholders of these Funds would continue to pay their own management fees and other expenses.

Options. A call option is a contract that gives the holder the right to buy from the seller the security underlying the call option at a pre-determined price while a put option is a contract that gives the buyer the right to require the seller to purchase the security underlying the put option at a pre-determined price. The Core Equity Fund, the Growth and Income Fund, the Strategic Growth Fund and the Technology Fund may write covered call options on individual securities or stock indices. For these Funds, this practice will only be used to minimize the effect of a market decline in the value of securities in their respective portfolios. We cannot guarantee that, should a Fund seek to enter into such transactions, it could do so at all or on terms that are acceptable. The Small Company Value Fund may purchase or sell put and call options on individual securities or stock indices as a means of achieving additional return or of hedging the value of its portfolio. The International Funds, the Strategic Growth Fund and the Technology Fund may purchase and sell put and call options on securities, currencies and financial indices that are traded on U.S. or non-U.S. securities exchanges or in the over-the-counter market. Options traded in the over-the-counter market are considered illiquid investments. The International Funds, the Strategic Growth Fund and the Technology Fund may purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes in accordance with regulations of the CFTC. These futures contracts and related options will be on financial indices and foreign currencies or groups of foreign currencies.

The Strategic Growth Fund's and the Technology Fund's successful use of options and financial futures depends on the ability of the Adviser, or in the case of the International Funds, the Subadviser, to predict the direction of the market and is subject to various additional risks. The investment techniques and skills required to use options and futures successfully are different from those required to select international securities for investment. The ability of each of these Funds to close out an option or futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option or futures contract at any particular time. The inability to close options and futures positions also could have an adverse impact on each of these Fund's ability to effectively hedge its portfolio. There is also the risk of loss by these Funds of margin deposits or collateral in the event of bankruptcy of a broker with whom these Funds have an open position in an option, a futures contract or related option.


Lower-Grade or Unrated Securities. The High Income Fund will purchase lower or unrated securities. "Lower-grade securities" are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in these securities involves substantial risk. Lower-grade securities are commonly referred to as "junk bonds". Issuers of lower-grade securities may be highly leveraged and may not have traditional methods of financing. The risks associated with acquiring the securities of these issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower-grade securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. The risk of loss due to default is significantly greater for the holders of lower-grade securities because such securities may be unsecured and may be subordinate to other securities of the issuer.

FUND MANAGEMENT

DLJ Asset Management Group, Inc. (formerly known as Wood, Struthers & Winthrop Management Corp.), a Delaware corporation with principal offices at 277 Park Avenue, New York, New York 10172 ("DLJAM" or the "Adviser"), serves as the investment adviser for each of the DLJ Funds. AXA Investment Managers GS Ltd, a UK registered company with principal offices at 60 Gracechurch Street, London EC3V 0HR, England serves as sub-investment adviser for the International Funds and is a wholly-owned subsidiary of AXA Investment Managers, an investment management subsidiary of AXA. Effective October 1, 1999, due to an internal restructuring within the AXA Investment Managers Group of Companies, AXA Investment Managers GS Ltd assumed the sub-investment advisory responsibilities formerly undertaken by AXA Asset Management Partenaires, a French wholly-owned subsidiary of AXA Investment Managers. Investment personnel and policies remain unchanged.

DLJAM is a subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a member of the New York Stock Exchange and a wholly-owned subsidiary of DLJ, Inc., a major international supplier of financial services. DLJ, Inc. is an independently operated, indirect subsidiary of AXA Financial, Inc., a holding company controlled by AXA, a member of a large French insurance group. AXA is indirectly controlled by a group of four French mutual insurance companies.

The fees paid for the fiscal year ended October 31, 1999 were as follows:

Fund*                        % of Average Net Assets
--------------------------------------------------------------------------------
Core Equity Fund                      .67%
--------------------------------------------------------------------------------
Growth and Income Fund                .58%
--------------------------------------------------------------------------------
Small Company Value Fund              .79%
--------------------------------------------------------------------------------
 Strategic Growth Fund                .75%
--------------------------------------------------------------------------------
Technology Fund                       .88%
--------------------------------------------------------------------------------
Developing Markets Fund               1.25%
--------------------------------------------------------------------------------
International Equity Fund             1.25%
--------------------------------------------------------------------------------
Fixed Income Fund                     .625%
--------------------------------------------------------------------------------
Municipal Trust Fund                  .625%
--------------------------------------------------------------------------------
High Income Fund                      .70%
--------------------------------------------------------------------------------
Municipal Money Fund                  .40%
--------------------------------------------------------------------------------
U.S. Government Money Fund            .40%
--------------------------------------------------------------------------------

* The Strategic Growth Fund and the Technology Fund commenced operations on November 18, 1999. Accordingly, the percentages shown represent the maximum fees payable pursuant to the advisory agreement.

The following individuals are responsible for management of the DLJ Mutual
Funds.


Cathy A. Jameson is the portfolio manager of the Fixed Income Fund, a position she has held since the Fund was started in 1986. Ms. Jameson is a Vice President of the DLJ Focus Funds. She is also a Managing Director of DLJAM and has been an employee of DLJAM since 1979.


Roger W. Vogel serves as the primary portfolio manager of the Small Company Value Fund and as of February, 2000, the Growth and Income Fund. He has acted as the co-portfolio manager of the Core Equity Fund, the Growth and Income Fund, and the Small Company Value Fund since July 1993. Mr. Vogel is a Vice President of the DLJ Focus Funds, and a Managing Director of DLJAM. Prior to becoming associated with the Funds, Mr. Vogel was a Vice President and portfolio manager with Chemical Banking Corp.


Marybeth B. Leithead is the portfolio manager of the Municipal Trust Fund, a position she has held since the commencement of its operations on July 28, 1993. Ms. Leithead is also a Vice President of the DLJ Focus Funds and a Senior Vice President of DLJAM. She has been an employee of DLJAM since 1989. A tax-exempt fixed income specialist, Ms. Leithead is responsible for short-term and long-term municipal bond investment management for clients of the Adviser. Prior to joining DLJAM, Ms. Leithead was an employee of Citicorp Securities Markets Inc.


Hugh M. Neuburger is the primary portfolio manager of the Core Equity Fund, Strategic Growth Fund and Technology Fund. He has also served as the co-portfolio manager of the Core Equity Fund, the Growth and Income Fund and the Small Company Value Fund since August 1995. Mr. Neuburger is a Managing Director and Director of Quantitative Analysis of DLJAM and has been an employee of DLJAM since March 1995. Prior to March 1995, Mr. Neuburger was the president of Hugh
M. Neuburger, Inc., a consulting firm providing domestic and global tactical asset allocation advice and other consulting services to large corporate and state pension plans. From 1986 through 1991, Mr. Neuburger was Managing Director of Matrix Capital Management, an investment management firm. Prior to 1986, Mr. Neuburger managed asset allocation portfolios for Prudential Insurance Company of America.

William D. Butler, the co-portfolio manager of the Technology Fund, joined DLJAM as an Equity Research Analyst in 1998 after spending 3 years as a Senior Consultant at BARRA Inc. advising institutional money managers on equity risk management, performance attribution and portfolio construction. Prior to 1995, Mr. Butler was an Associate Director with Mabon Securities involved in Institutional Fixed Income Sales and Trading. Mr. Butler is a Vice-President of DLJAM.


Michael A. Snyder is the portfolio manager of the High Income Fund. Mr. Snyder was appointed Vice President of the DLJ Opportunity Funds and Managing Director of DLJAM in October 1998. Prior to becoming associated with the DLJ Funds and joining DLJAM, Mr. Snyder spent two years as a Managing Director with Bear Stearns Asset Management where he was responsible for the firm's high-yield bond management effort. Prior to that position, Mr. Snyder spent ten years at Prudential Investments where he was a senior portfolio manager in the firm's High Yield Mutual Fund Group.

Robert de Guigne, an employee of the Subadviser, serves as portfolio manager of the International Funds. Mr. de Guigne assumed the day-to-day investment responsibilities of the Developing Markets Fund in August 1996 and the International Equity Fund in June 1997. Mr. de Guigne has been an asset manager responsible for emerging market equities for a subsidiary of AXA since April 1996. Mr. de Guigne was a portfolio manager for State Street Bank in Paris from 1991 through 1996.

HOW TO BUY AND SELL SHARES

Opening an Account:

Decide whether your first payment will be delivered by check or wire. Initial payment must be at least $1,000.

By check using U.S. mail:

Complete an application and send it along with a check made payable to the DLJ Mutual Funds to:


DLJ Mutual Funds
PFPC, Inc.
P.O. Box 61503
King of Prussia, PA 19406-3101


By check using U.S. overnight delivery.

Complete an application and send it along with a check made payable to the DLJ Mutual Funds to:


DLJ Mutual Funds
PFPC, Inc.
211 S. Gulph Road
King of Prussia, PA 19406-3101


By wire:


Call DLJ Mutual Funds at 1-800-225-8011 (option #2) to obtain an account number. A representative will instruct you to send a completed, signed application to the Transfer Agent, PFPC, Inc ("Transfer Agent"). Your account cannot be opened without a completed, signed application and a Fund account number.


Contact your bank to arrange a wire transfer to:

Boston Safe Deposit & Trust
ABA #:011001234
Credit: (Insert Name of Your Fund)
ACCT#: 006068
FBO (Shareholder name and account number)

Your wire instructions must also include: the name of the Fund, your account number and the name(s) of the account holders.

An account at the Fund will be established once the application and check are received in good order.

If you purchase shares of the Money Funds through a wire transfer, you will be eligible to receive the daily dividend declared on the date of purchase, as long as the Transfer Agent is notified of such purchase by 12:00 noon. The funds must be received by the Transfer Agent by 4:00 P.M.


Investors may also purchase shares of the DLJ Mutual Funds through their securities dealer. For shares purchased through a securities dealer or by clients of an eligible institution: call your broker or service representative for instructions in opening an account. Investors may be charged separate fees if they effect transactions through a securities dealer or eligible institution. In addition, securities dealers may offer an automatic sweep for the shares of the Money Funds in the operation of cash accounts for their customers. Shares of the Money Funds purchased through an automatic sweep by 1:00 P.M. are eligible to receive that day's daily dividend. For more information, contact your securities dealer. Other information regarding purchasing shares is contained in each Fund's Statement of Additional Information.


Shareholder accounts established on behalf of the following types of plans will be exempt from the Fund's minimum and additional investment amounts: 401(k) Plans, 403(b) Plans, 457 Plans, SEP Plans, and SIMPLE Plans. An account established for the Funds' Class D shares will also be exempt from the Funds' minimum and subsequent purchase requirements. In addition, the Funds reserve the right to waive their minimum purchase requirements.


Additional investments may be made at any time by sending a check payable to the Funds along with an investment stub found at the bottom of the Funds' Shareholder Statement form. If the stub is not available, you may send a check payable to the "DLJ Mutual Funds" directly to the Transfer Agent at the address listed above. Please reference the account number to be credited on the check, as well as the Fund you have selected to purchase.



                        Selling Shares of the Money Funds
       or Class A, Class B or Class C shares of the Other DLJ Mutual Funds


Will you be requesting a redemption of your holdings in the DLJ Mutual Funds through the Funds' Telephone Redemption Privilege?


Yes.

Call 1-800-225-8011 to sell your shares. Requests for redemptions of more than $50,000 must be made in writing and be accompanied by a signature guarantee.

(A "signature guarantee" is a signature guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association.)


Remember, the DLJ Mutual Funds require a minimum account size of $250.


No.

For shares held at the Fund, write to the Fund at:


DLJ Mutual Funds
PFPC, Inc. P.O. Box 61503
(211 S. Gulph Road)*
King of Prussia, PA  19406-3101


Remember, any account that has less than $250, the Fund may redeem.

* For overnight delivery.

For shares purchased through a broker-dealer: call your broker or securities dealer representative.

Your redemption will be processed at the net asset value per share, next computed following the receipt of your request in proper form. If you own Class B or Class C shares or purchased Class A shares without paying an initial sales charge, any applicable CDSC will be applied to the net asset value and deducted from your redemption. The value of your shares may be more or less than your investment depending on the net asset value of your Fund on the day you redeem.


The DLJ Mutual Funds have a minimum account size of $250. You may be requested to increase your balance if it falls below $250. The Funds reserve the right to close such account and send the proceeds to you. A Fund will not redeem involuntarily any shareholder account with an aggregate balance of less than $250 based solely on the market movement of such Fund's shares.


For information concerning circumstances in which redemptions may be effected through the delivery of in-kind portfolio securities, see your Statement of Additional Information.

Purchasing additional shares

Decide if you are making additional purchases by mail, wire, or automatic investment. If using mail or wire, please check to make sure funds meet the $25.00 minimum.

By Mail:

Complete the investment stub found at the bottom of the Funds' shareholder statement form, or if an investment stub is not available, reference on the check the account number to be credited and the Fund you have selected to purchase and mail to:


DLJ Mutual Funds
PFPC, Inc.
P.O. Box 61503
King of Prussia, PA. 19406-3101


By Wire:

Please call the Transfer Agent at 800-225-8011 (option #2) to notify them of the impending wire.

Provide your bank with funds and with the following information:

Boston Safe Deposit & Trust
ABA #: 011001234
Credit: (Insert Name of Your Fund)
ACCT#: 006068
FBO (Shareholder name and account number)

Purchase should reference your name, account number, and name of Fund.

Automatic Investment Program:

The automatic investment program requires purchases of at least $25.00. Fill out the application, designating the automatic investment option and provide your bank information. The Fund automatically deducts payment from your account on a regular basis.

Provide your bank with funds and with the following information:

Boston Safe Deposit & Trust
ABA #:011001234
Credit: (Insert Name of Your Fund)
ACCT#: 006068
FBO (Shareholder name and account number)

Shares of the Money Funds or Class A, Class B or Class C shares of the other DLJ Mutual Funds may be purchased directly by using the Share Purchase Application found in the prospectus, or through Donaldson, Lufkin & Jenrette Securities Corporation, or by contacting your securities dealer. Shareholders should read the prospectus carefully before investing in the Funds.


The minimum initial investment in each Fund is $1,000. The minimum for additional investments is $25. The minimum initial and minimum additional investment may be waived for retirement accounts. There is a maximum purchase limitation in the Funds' Class B shares of $250,000 and $1,000,000 in the Funds' Class C shares. Each of the Funds, except the Money Funds, offers Class A, Class B and Class C shares. Class A shares may be purchased at a price equal to net asset value of the Fund plus an initial sales charge imposed at the time of purchase. On a purchase of $1,000,000 or more, there is no initial sales charge, but there could be a CDSC if the shares are redeemed within one year of purchase. Class B shares may be purchased for net asset value, but may be subject to a CDSC upon redemption. The CDSC declines from 4% during the first year of purchase to zero after four years. Class B shares will convert to Class A shares approximately eight years from the time of purchase. Class C shares may be purchased for net asset value, but may be subject to a 1% CDSC if redeemed in the first year. Class R shares are available for purchase by eligible institutions on behalf of their clients. Class D shares are offered exclusively to employees of DLJ and its subsidiaries that are eligible to participate in the DLJ 401(k) Retirement Savings Plan. These employees should contact the DLJ Hotline at 1-877-401k-DLJ to learn how to purchase Class D shares. Shares of the Money Funds may be purchased at a price equal to the net asset value per share which is expected to be $1.00.


OTHER SHAREHOLDER INFORMATION

Classes of Shares and Sales Charges


The DLJ Mutual Funds, except the Money Funds, offer Class A shares, Class B shares and Class C shares to the general public. Class R shares are offered to eligible institutions on behalf of their clients. Class D shares are offered exclusively to employees of DLJ and its subsidiaries who are eligible to participate in the DLJ 401(k) Retirement Savings Plan for Employees. Class D shares are only offered by the Core Equity Fund, the Growth and Income Fund, the Technology Fund, the Fixed Income Fund, the High Income Fund and the International Equity Fund. Shares held in each Fund are normally entitled to one vote (with proportional voting for fractional shares) for all purposes.

Each class is identical in all respects except that each class bears different distribution service fees (except for Class D shares, which are not subject to any distribution service fees and are offered only to a limited group of investors). Each class has different exchange privileges and only Class B shares have a conversion feature. Class A, Class B, Class C and Class R shares have exclusive voting rights with respect to that class's 12b-1 Plan.

Class A Shares

[side bar]

Offering Price:

The offering price for Class A shares (with a sales charge) is NAV plus the applicable sales charge (unless you are entitled to a waiver).

[end side bar]

The offering price for Class A shares of the Funds is the net asset value plus the applicable sales charge from the schedule below.

                          INITIAL SALES CHARGE-CLASS A

                           DLJ Fixed Income Funds (1)

-------------------------------------------------------------------------------------------------------------
                                                                                   Commission to
                                                                                   Dealer/Agent as a % of
Amount Purchased             As a % of Amount Invested  As a % of Offering Price   Offering Price
-------------------------------------------------------------------------------------------------------------
Less than $50,000            4.99%                      4.75%                      4.25%
-------------------------------------------------------------------------------------------------------------
$50,000 to less than
  $100,000                   4.71%                      4.50%                      4.00%
-------------------------------------------------------------------------------------------------------------
$100,000 to less than
  $250,000                   3.63%                      3.50%                      3.25%
-------------------------------------------------------------------------------------------------------------
$250,000 to less than
$500,000                     2.56%                      2.50%                      2.25%
-------------------------------------------------------------------------------------------------------------
$500,000 to less than
$1,000,000                   2.04%                      2.00%                      1.75%
-------------------------------------------------------------------------------------------------------------
$1,000,000 or more           0                          0                          1.00%*
-------------------------------------------------------------------------------------------------------------

                              DLJ Equity Funds (2)

-------------------------------------------------------------------------------------------------------------
                                                                                   Commission to
                                                                                   Dealer/Agent as a % of
Amount Purchased             As a % of Amount Invested  As a % of Offering Price   Offering Price
-------------------------------------------------------------------------------------------------------------
Less than $50,000.           6.10%                      5.75%                      5.00%
-------------------------------------------------------------------------------------------------------------
$50,000 to less than
  $100,000                   4.99%                      4.75%                      4.00%
-------------------------------------------------------------------------------------------------------------
$100,000 to less than
  $250,000.                  3.90%                      3.75%                      3.00%
-------------------------------------------------------------------------------------------------------------
$250,000 to less than
  $500,000.                  2.56%                      2.50%                      2.00%
-------------------------------------------------------------------------------------------------------------
$500,000 to less than
  $1,000,000                 2.04%                      2.00%                      1.75%
-------------------------------------------------------------------------------------------------------------
$1,000,000 or more           0                          0                          1.00%*
-------------------------------------------------------------------------------------------------------------

(1) The DLJ Fixed Income Funds include the Fixed Income Fund, the Municipal Trust Fund and the High Income Fund.


(2) The DLJ Equity Funds include the Core Equity Fund, the Growth and Income Fund, the Small Company Value Fund, the Strategic Growth Fund, the Technology Fund, the Developing Markets Fund and the International Equity Fund.

*On purchases of $1,000,000 or more, there is no initial sales charge although there could be a Limited CDSC (as described below). The Distributor may pay the dealer a fee of up to 1% as follows: 1% on purchases up to and including $3 million, .50% on the next $47 million, .25% on purchases over $50 million. In addition, Class A shares issued upon conversion of Class B shares of the Funds are not subject to an initial sales charge.

From time to time, the Distributor may re-allow the full amount of the sales charge to brokers as a commission for sales of such shares.

In addition, investors may be charged a fee by a securities dealer if they effect transactions through a broker or agent.

The initial sales charge is waived for the following shareholders or transactions:

(1) investment advisory clients of the Adviser;

(2) officers, Trustees and retired Trustees of the Funds, directors or trustees of other investment companies managed by the Adviser, officers, directors and full-time employees of the Adviser and of its wholly-owned subsidiaries or parent entities ("Related Entities"); or the spouse, siblings, children, parents or grandparents of any such person or any such person's spouse (collectively, "relatives"), or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the Funds);

(3) certain employee benefit plans for employees of the Advisers and Related Entities;

(4) full-time employees of the Funds' Transfer Agent or an entity that provides distribution to the Funds, an agent or broker of a dealer that has a sales agreement with the Distributor, for their own account or an account of a relative of any such person, or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the Funds);

(5) shares purchased by registered investment advisers on behalf of fee-based accounts or by broker-dealers that have sales agreements with the Funds and for which shares have been purchased on behalf of wrap fee client accounts and for which such registered investment advisers or broker-dealers perform advisory, custodial, record keeping or other services;

(6) shareholders who received shares in the DLJ Mutual Funds as a result of the merger of Neuwirth Fund, Inc., Pine Street Fund, Inc. or deVegh Mutual Fund, Inc., and who have maintained their investment in such shares;

(7) shares purchased for 401(k) Plans, 403(b) Plans and 457 Plans; and employee benefit plans sponsored by an employer; non-U.S. nationalized pension plans; and

(8) Class B shares which are automatically converted to Class A shares.

Reduced sales charges are available to participants in the following programs:


Letter of Intent. By initially investing at least $1,000 and submitting a Letter of Intent to the Funds' Distributor or Transfer Agent, you may purchase shares of a DLJ Mutual Fund over a 13-month period at the reduced sales charge which applies to the aggregate amount of the intended purchases stated in the Letter. The Letter only applies to purchases made up to 90 days before the date of the Letter.


Right of Accumulation. For investors who already have an account with the Funds, reduced sales charges based upon the Funds' sales charge schedules are applicable to subsequent purchases. The sales charge on each additional purchase is determined by adding the current net asset value of the shares the investor currently owns to the amount being invested. The Right of Accumulation is illustrated by the following example: If a previous purchase currently valued in the amount of $50,000 had been made subject to a sales charge and the shares are still held, a current purchase of $50,000 will qualify for a reduced sales charge (i.e., the sales charge on a $100,000 purchase).

The reduced sales charge is applicable only to current purchases. It is the investor's responsibility to notify the Transfer Agent at the time of subsequent purchases that the account is eligible for the Right of Accumulation.


Concurrent Purchases. To qualify for a reduced sales charge, you may combine concurrent purchases of shares purchased in any DLJ Mutual Fund. For example, if the investor concurrently invests $25,000 in one Fund and $25,000 in another, the sales charge would be reduced to reflect a $50,000 purchase. In order to exercise the Concurrent Purchases privilege, the investor must notify the Distributor or Transfer Agent prior to his or her purchase.

Combined Purchase Privilege. By combining the investor's holdings of shares in any DLJ Mutual Fund, the investor can reduce the initial sales charges on any additional purchases of Class A shares. The investor may also use these combinations under a Letter of Intent. This allows the investor to make purchases over a 13-month period and qualify the entire purchase for a reduction in initial sales charges on Class A shares. A combined purchase of $1,000,000 or more may trigger the payment of a dealer's commission and the applicability of a Limited CDSC. See "Other Shareholder Information - Class A Limited CDSC."


Reinstatement Privilege. The Reinstatement Privilege permits shareholders to reinvest the proceeds provided by a redemption of a Fund's Class A shares within 120 days from the date of redemption without an initial sales charge. It is the investor's responsibility to notify the Transfer Agent prior to his or her purchase in order to exercise the Reinstatement Privilege. In addition, a CDSC paid to the Distributor will be eligible for reimbursement at the current net asset value of the applicable Fund if a shareholder reinstates his Fund account holdings within 120 days from the date of redemption.

Class B Shares

You may choose to purchase Class B shares at the Fund's net asset value although such shares may be subject to a CDSC when you redeem your investment. The CDSC does not apply to investments held for more than four years or shares received pursuant to dividend reinvestment.

Where the CDSC is imposed, the amount of the CDSC will depend on the number of years that you have held the shares according to the table on this page. The CDSC will be assessed on an amount equal to the lesser of the then current net asset value or the original purchase price of the shares identified for redemption.

[sidebar]

Year after Purchase    CDSC Percentage
          1st                4%
          2nd                3%
          3rd                2%
          4th                1%
   After 4th year          None

[end sidebar]

The CDSC on Class B shares will be waived for the following shareholders or transactions:

(1) shares received pursuant to the exchange privilege which are currently exempt from a CDSC;

(2) redemptions as a result of shareholder death or disability (as defined in the Internal Revenue Code of 1986, as amended);

(3) redemptions made pursuant to a DLJ Mutual Fund's systematic withdrawal plan pursuant to which up to 1% monthly or 3% quarterly of an account (excluding dividend reinvestments) may be withdrawn, provided that no more than 12% of the total market value of an account may be withdrawn over any 12 month period. Shareholders who elect systematic withdrawals on a semi-annual or annual basis are not eligible for the waiver; and


(4) liquidations, distributions or loans from the following types of retirement plan accounts:

o     Section 401(k) retirement Plans;
o     Section 403(b) Plans; or
o     Section 457 Plans; and

(5) A total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue Code.

Redemptions effected by the Funds pursuant to their right to liquidate a shareholder's account with a current net asset value of less than $250 will not be subject to the CDSC. In addition, Class B shares held for eight years after purchase will be automatically converted into Class A shares and accordingly will no longer be subject to the CDSC.

Class A Limited CDSC. A Limited Contingent Deferred Sales Charge ("Limited CDSC") will be imposed by the Funds upon certain redemptions of Class A shares (or shares into which such Class A shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above (i.e., purchases of $1,000,000 or more).

The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of:

o the net asset value at the time of purchase of the Class A shares being redeemed; or
o     the net asset value of such Class A shares at the time of redemption.


For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at the time of purchase of such Class A shares even if those shares are later exchanged, and in the event of an exchange of such Class A shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares into which the Class A shares have been exchanged. The Limited CDSC on Class A shares will be waived on redemptions made pursuant to a DLJ Mutual Fund's systematic withdrawal plan under the same circumstances as outlined in item (3) above related to the waiver of the CDSC on Class B shares.


Class C Shares

You may choose to purchase Class C shares at the Fund's net asset value, although such shares will be subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for Class C shares of another DLJ Mutual Fund, the 1% CDSC also will apply to those Class C shares. The 1 year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares. The 1% CDSC on Class C shares will be waived under the circumstances that would result in a waiver of the CDSC on Class B shares.

Class D Shares

Class D shares are offered only to employees of DLJ and its subsidiaries who are eligible to participate in the DLJ 401(k) Retirement Savings Plan for Employees. Class D shares are not subject to any sales charges or distribution fees. These employees should contact the DLJ 401(k) Hotline at 1-877-401k -DLJ to learn how to purchase Class D shares.

Class R Shares

Class R shares are offered only to eligible institutions who purchase shares on behalf of their clients and are not available to individual investors directly. Class R shares are not subject to any initial or contingent deferred sales charge, but there is a distribution fee of .25% of average daily net assets. Institutions may charge direct fees in connection with transactions related to Class R shares.

ADDITIONAL SHAREHOLDER SERVICES


Exchange Privilege. You may exchange shares of a Fund for shares offered under the same class of another DLJ Mutual Fund. Shareholders whose initial investment was directly into a Money Fund may exchange such shares for either Class A, Class B, Class C or Class R of another DLJ Mutual Fund. Shares of each Money Fund purchased pursuant to the DLJ Mutual Funds' exchange privilege will be eligible for exchange into another DLJ Mutual Fund provided that the exchange is directed into the same class of shares upon which the initial investment was made. Shareholders whose initial investment was invested directly into a Money Fund will, upon an exchange request, automatically be exchanged into Class A shares of the requested Fund (unless otherwise indicated on the purchase application or by written notice). You should be aware that for federal income tax purposes an exchange is treated as a sale and a purchase of shares which may result in recognition of a gain or loss.


The following privileges are provided by the Transfer Agent and do not apply to Class D or Class R shares:

Automatic Monthly Investment Plan. You may elect on the Application to make additional investments in a Fund automatically by authorizing DLJ to withdraw funds from your bank or other cash account and purchase additional shares with those funds. You select the date (either the 10th, 15th or 20th of each month) and amount (subject to a minimum of $25). The plan may be terminated at any time without penalty by you or the Fund.


Automatic Exchange Plan. You may authorize the DLJ Mutual Funds in advance to exchange a set dollar amount of shares in one Fund for shares of the same class of another Fund or for shares of the Money Funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum exchange amount under the Automatic Exchange Plan is $50. These exchanges are subject to the terms of the Exchange Privilege described above.


Dividend Direction Option. A shareholder may elect on the Application to have his or her dividends paid to another individual or directed for reinvestment within the same class of another Fund provided that an existing account in such other Fund is maintained by the shareholder.

Systematic Withdrawal Plan. Any shareholder who owns or purchases shares of a Fund having a current net asset value of at least $10,000 may establish a Systematic Withdrawal Plan under which the shareholder or a third party will receive payment by check in a stated amount of not less than $50 on a monthly, quarterly, semi-annual or annual basis. A CDSC which may otherwise be imposed on a redemption will be waived in connection with redemptions made pursuant to DLJ Funds' Systematic Withdrawal Plan up to 1% monthly or 3% quarterly of an account (excluding dividend reinvestment) not to exceed 12% over any 12 month rolling period. Systematic withdrawals elected on a semi-annual or annual basis are not eligible for the waiver.

Checkwriting Privileges. Shareholders of the Money Funds may redeem shares by writing checks of at least $100 against their account balance. Investments in the Money Funds will continue to earn dividends until a shareholder's check is presented to the Money Funds for payment. Checks will be returned by the Transfer Agent if there are insufficient shares to meet the withdrawal amount.

You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written. There is currently no charge to shareholders for checkwriting, but the Money Funds reserve the right to impose a charge in the future. The Money Funds may modify, suspend or terminate checkwriting privileges at any time upon notice to shareholders and will terminate checkwriting privileges without notice for accounts whose assets are exchanged completely out of the Money Funds. In addition, Boston Safe Deposit & Trust., as agent for the Transfer Agent in processing redemptions via the checkwriting privilege, reserves the right to terminate checkwriting privileges at any time without notice to you. Checkwriting privileges are not available for accounts subject to a CDSC.


Retirement Plans. DLJ Mutual Funds offer a range of qualified retirement plans including Traditional, Educational and Roth IRAs, SEPs, SIMPLE plans and other pension and profit sharing plans. Semper Trust Company serves as custodian under these prototype retirement plans and charges an annual account maintenance fee of $15 per participant, regardless of the number of Funds selected. For more information you should write or telephone the Transfer Agent at 1-800-225-8011. For a more detailed explanation of the retirement plans offered by the Funds, see each Fund's Statement of Additional Information.


Additional information concerning shareholder services is available by contacting the Funds at the address or telephone number listed on the last page of this Prospectus.

THE FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER. DLJ RESERVES THE RIGHT TO IMPOSE SHORT-TERM REDEMPTION FEES TO DISCOURAGE MARKET-TIMING IN THE FUNDS.

DISTRIBUTION CHARGES

Each Fund has adopted 12b-1 Plans pursuant to the rules of the 1940 Act. These plans allow each Fund to collect distribution and service fees for the sale and servicing of the individual classes of each Fund's shares. Since these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges. Effective as of the date of this prospectus, the limitation on annual distribution and service fees for Class A shares of the Core Equity Fund, Growth and Income Fund, Small Company Value Fund, Fixed Income Fund and Municipal Trust Fund has been reduced from 0.30% to 0.25%. The Funds do not pay any of the expenses for distributing Class D shares.

[side bar]

Distribution and Service Fees:

Distribution and service fees are used to pay the Distributor to promote the sale of shares and the servicing of accounts of each Fund.

The expenses incurred by the Distributor under the 12b-1 Plans include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the Distributor's employees or employees of the Distributor's affiliates for their distribution assistance.

Distribution fees also allow the Distributor to compensate broker/dealers or other persons or entities for providing distribution assistance, as well as financial intermediaries for providing administrative and accounting services for their account holders.

In addition to commissions and maintenance fees paid to broker/dealers the Distributor may from time to time pay additional compensation to broker/dealers in connection with the sale of shares. Such additional amounts may be utilized to provide additional compensation to registered representatives of such broker/dealers who sell shares of the Fund. On some occasions such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Funds during a specified period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such broker/dealers may elect to receive cash incentives of equivalent amounts in lieu of such payments.


[end side bar]

DIVIDEND AND DISTRIBUTION INFORMATION


Dividends are declared daily and paid monthly to shareholders of the Money Funds, the Fixed Income Fund, the Municipal Trust Fund and the High Income Fund from net investment income. Dividends are paid to shareholders of the Growth and Income Fund quarterly, if net investment income has been earned, and to shareholders of the Core Equity Fund, the Small Company Value Fund, the Strategic Growth Fund, the Technology Fund and the International Funds once a year. Capital gains earned in any of the Funds are normally distributed to shareholders once a year. For purposes of this calculation, net investment income consists of all accrued interest income on Fund assets less the Fund expenses applicable to that dividend period.


For your convenience, dividends and capital gains are automatically reinvested in your Fund. If you ask us to pay the distributions in cash, the Fund will send you a check instead of purchasing more shares of your Fund. You will receive a confirmation that shows the payment amount and a summary of all transactions. Checks are normally mailed within five business days of the payment date.

TAXES

As with any investment, you should consider how your investment in the Funds will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax consequences. For federal income tax purposes, a Fund's income and short-term capital gain distributions are taxed as ordinary income. Long-term capital gain distributions are taxed as long-term capital gains. Your distributions may also be subject to state and local income taxes. The distributions are taxable when they are paid, whether you receive them in cash or participate in the dividend reinvestment program. Each January, your Fund will mail you a form indicating the federal tax status of your dividend and capital gain distributions. For individuals, long-term capital gains are generally subject to a maximum tax rate of 20%. If you hold shares in a tax-deferred retirement account, your distributions will be taxed when you receive a distribution from your tax-deferred account.

Distributions to shareholders of tax-exempt interest income earned by the Municipal Trust Fund and the Municipal Money Fund are not subject to federal income tax if, at the close of each quarter of each Fund's taxable year, at least 50% of the value of each Fund's total assets consists of tax-exempt obligations. Both Funds intend to meet this requirement. Because the Municipal Trust Fund and Municipal Money Fund can invest in taxable municipal bonds and other taxable securities as well as tax-exempt municipal bonds, the portion of their dividends exempt from or subject to regular federal income taxes cannot be predicted. In addition, these distributions may also be subject to state and local taxes.

If you are subject to the AMT, you should be aware that a portion of the distributions out of tax-exempt interest earned by the Municipal Trust Fund and the Municipal Money Fund may be taxable.

When you redeem your shares, the tax treatment of any gains or losses may be affected by the length of time for which you hold your shares.

As a shareholder, you must provide your Fund with a correct taxpayer identification number (generally your Social Security number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require your Fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires your Fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain non-resident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

Please see the Statement of Additional Information for your Fund for more information on the tax consequences of your investment. You should also consult your own tax adviser for further information.

[side bar]

The Taxpayer Relief Act of 1997:

The Taxpayer Relief Act of 1997 made certain changes to capital gains tax rates. Under this law, certain taxpayers will pay a lower tax rate when it comes to capital gains.

The Fund will provide information relating to the portion of any Fund distribution that is eligible for the reduced capital gains tax rate.

[end side bar]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand your Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations.) Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). This information, except where indicated as unaudited, has been audited by Ernst & Young LLP, the Funds' independent auditors, whose unqualified reports, along with the Funds' financial statements, are included in the Statements of Additional Information, which are available upon request. Additional information about the performance of the Funds is contained in each Fund's annual report to shareholders, which may be obtained without charge. Prior to February 28, 1996, the Focus Funds offered only a single class of shares. Accordingly, the data presented below with respect to Class A shares of the Focus Funds for periods prior to such date have been obtained from the financial statements for the Focus Funds' sole class of shares outstanding during such prior fiscal years.

                   Net Asset                      Net Realized                    Dividends
                   Value             Net         and Unrealized    Total from     from Net     Distributions
                   Beginning      Investment     Gains/(Losses)    Investment    Investment    from Capital
                   of Period    Income/(Loss)    on Securities     Operations      Income          Gains
-------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND
CLASS A

Six Months Ended
April 30, 2000(a)    $21.27        $(0.02) *        $ 2.77          $ 2.75          $ -          $(1.61)

Year Ended
October 31, 1999      16.52         (0.03)*           5.04            5.01            -           (0.26)

Year Ended
October 31, 1998      14.56         (0.00)* #         2.88            2.88         (0.02)         (0.90)

Year Ended
October 31, 1997      12.69          0.03             3.07            3.10         (0.05)         (1.18)

                   Net Asset                      Net Realized                    Dividends
                   Value             Net         and Unrealized    Total from     from Net     Distributions
                   Beginning      Investment     Gains/(Losses)    Investment    Investment    from Capital
                   of Period    Income/(Loss)    on Securities     Operations      Income          Gains
-------------------------------------------------------------------------------------------------------------
Year Ended
October 31, 1996      11.35          0.05             2.11            2.16         (0.04)         (0.78)

Year Ended
October 31, 1995      10.82          0.04             1.19            1.23         (0.01)         (0.69)

Class B

Six Months Ended
April 30, 2000(a)    $20.75         (0.09) *          2.70            2.61            -           (1.61)

Year Ended
October 31, 1999      16.25         (0.17)*           4.93            4.76            -           (0.26)

Year Ended
October 31, 1998      14.41         (0.12)*           2.86            2.74            -           (0.90)

Year Ended
October 31, 1997      12.63         (0.03)            3.02            2.99         (0.03)         (1.18)

Year Ended
October 31, 1996+     11.88         (0.01)            0.76            0.75            -              -

CLASS C

Period Ended
April 30, 2000        20.01         (0.03) *          1.77            1.74            -              -

CLASS D

Six Months Ended
April 30, 2000(a)     21.27          - *               -               -              -           (1.61)

Year Ended
October 31,
1999++                20.29          0.01*            0.97            0.98            -              -

-------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND

CLASS A

Six Months Ended
April 30, 2000(a)    $23.49        $ 0.07 *         $ 0.66          $ 0.73        $(0.06)        $(0.69)

Year Ended
October 31, 1999      22.60          0.12*            2.87            2.99         (0.09)         (2.01)

Year Ended
October 31, 1998      20.09          0.20*            3.51            3.71         (0.17)         (1.03)

Year Ended
October 31, 1997      17.18          0.21             4.59            4.80         (0.21)         (1.68)

Year Ended
October 31, 1996      14.57          0.27             2.93            3.20         (0.24)         (0.35)

Year Ended
October 31, 1995      13.38          0.26             1.77            2.03         (0.27)         (0.57)

                   Net Asset                      Net Realized                    Dividends
                   Value             Net         and Unrealized    Total from     from Net     Distributions
                   Beginning      Investment     Gains/(Losses)    Investment    Investment    from Capital
                   of Period    Income/(Loss)    on Securities     Operations      Income          Gains
-------------------------------------------------------------------------------------------------------------
CLASS B

Six Months Ended
April 30, 2000(a)     23.37         (0.01) *          0.65            0.64            -           (0.69)

Year Ended
October 31, 1999      22.55         (0.04)*           2.88            2.84         (0.01)         (2.01)

Year Ended
October 31, 1998      20.06          0.04*            3.50            3.54         (0.02)         (1.03)

Year Ended
October 31, 1997      17.15          0.08             4.58            4.66         (0.07)         (1.68)

Year Ended
October 31, 1996+     16.05          0.14             1.11            1.25         (0.15)            -

CLASS C

Period Ended
April 30,
2000(a)++++           20.87         (0.03) *          2.46            2.43            -              -

CLASS D

Six Months Ended
April 30, 2000(a)     23.50          0.10*            0.66            0.76         (0.08)         (0.69)

Year Ended
October 31,
1999+++               23.73          0.10*           (0.26)          (0.16)        (0.07)            -

-------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND

CLASS A

Six Months Ended
April 30, 2000(a)    $20.52        $ 0.02 *         $ 2.02          $ 2.04        ($0.04)        ($2.05)

Year Ended
October 31, 1999      19.54          0.06*            1.01            1.07         (0.07)         (0.02)

Year Ended
October 31, 1998      23.34          0.07*           (2.55)          (2.48)        (0.06)         (1.26)

Year Ended
October 31, 1997      18.41          0.07             5.66            5.73         (0.08)         (0.72)

Year Ended
October 31, 1996      16.61          0.09             2.16            2.25         (0.04)         (0.41)

Year Ended
October 31, 1995      15.65          0.04             1.62            1.66            -           (0.70)

CLASS B

Six Months Ended
April 30, 2000(a)     20.13         (0.04) *          1.97            1.93            -           (2.05)

Year Ended
October 31,
1999                  19.23         (0.14)*           1.06            0.92            -           (0.02)

Year Ended
October 31, 1998      23.12         (0.09)*          (2.55)          (2.64)           -           (1.25)

                   Net Asset                      Net Realized                    Dividends
                   Value             Net         and Unrealized    Total from     from Net     Distributions
                   Beginning      Investment     Gains/(Losses)    Investment    Investment    from Capital
                   of Period    Income/(Loss)    on Securities     Operations      Income          Gains
-------------------------------------------------------------------------------------------------------------
Year Ended
October 31, 1997      18.34         (0.02)            5.57            5.55         (0.05)         (0.72)

Year Ended
October 31, 1996+     17.41         (0.02)            0.95            0.93            -              -

CLASS C

Period Ended
April 30, 2000
(a) ++++              17.96          - #*             2.04            2.04            -              -

-------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH FUND

CLASS R

Period Ended
April 30, 2000
(a) +++++            $10.00       $ (0.02) *         $ 1.30          $ 1.28         $ -            $ -

-------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND

CLASS R

Period Ended
April 30, 2000
(a) +++++            $10.00       $ (0.06) *        $ 3.90          $ 3.84          $ -            $ -

-------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND

CLASS A

Six Months Ended
April 30, 2000(a)     $9.83         $0.26          $ (0.19)         $ 0.07        $(0.26)          $ -

Year Ended
October 31, 1999      10.46          0.50            (0.53)          (0.03)        (0.50)         (0.10)

Year Ended
October 31, 1998      10.16          0.53             0.30            0.83         (0.53)            -

Year Ended
October 31, 1997      10.07          0.58             0.09            0.67         (0.58)            -

Year Ended
October 31. 1996      10.22          0.58            (0.15)           0.43         (0.58)            -

Year Ended
October 31, 1995      9.66           0.59             0.56            1.15         (0.59)            -

CLASS B

Six Months Ended
April 30, 2000(a)     9.83           0.22            (0.19)           0.03         (0.22)            -

Year Ended
October 31, 1999      10.46          0.43            (0.53)          (0.10)        (0.43)         (0.10)

Year Ended
October 31, 1998   10.16             0.46             0.30            0.76         (0.46)            -

                   Net Asset                      Net Realized                    Dividends
                   Value             Net         and Unrealized    Total from     from Net     Distributions
                   Beginning      Investment     Gains/(Losses)    Investment    Investment    from Capital
                   of Period    Income/(Loss)    on Securities     Operations      Income          Gains
-------------------------------------------------------------------------------------------------------------
Year Ended
October 31, 1997      10.07          0.50             0.09            0.59         (0.50)            -

Year Ended
October 31,1996+      10.22          0.34            (0.15)           0.19         (0.34)            -

Class C

Period Ended
April 30, 2000
(a) ++++              9.69           0.06            (0.06)             -          (0.06)            -

CLASS D

Six Months Ended
April 30, 2000(a)     9.83           0.27            (0.19)           0.08         (0.27)            -

Year Ended
October 31,
1999+++               10.09          0.26            (0.26)           0.00         (0.26)            -
-------------------------------------------------------------------------------------------------------------


(a)   Unaudited

+ For the period February 28, 1996 (commencement of offering of Class B shares) to October 31, 1996.

++ For the period May 13,1999 (commencement of offering Class D shares) to October 31, 1999.

+++ For the period April 30, 1999 (commencement of offering Class D shares) to October 31, 1999.

++++ For the period February 28, 2000 (commencement of offering Class C shares) to April 30, 2000.

+++++ For the period November 18, 1999 (commencement of operations) to October
      31, 1999.

*     Based on average shares outstanding.


** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestments of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. An initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.

#     Rounds to less than $0.01.
##    Rounds to less than $1,000.
@     Rounds to  less than 0.01%.

                                                               Ratio of       Ratio of Net
                  Net Asset                   Net Assets End   Expenses to    Investment Income   Portfolio
Total             Value End     Total         of Period (000   Average Net    (Loss) to Average   Turnover
Distributions     of Period     Return **     omitted)         Assets (2)     Net Assets (2)      Rate
------------------------------------------------------------------------------------------------------------
  $(1.61)           $22.41      13.73%          $158,422          1.16%(1)      (0.20)%(1)          11.6%
   (0.26)            21.27      30.77            135,677          1.23          (0.16)              34.7
   (0.92)            16.52      21.00             97,078          1.29          (0.02)              21.0
   (1.23)            14.56      26.48             82,926          1.36           0.21               41.1
   (0.82)            12.69      20.32             68,096          1.48           0.47               60.6
   (0.70)            11.35      12.21             55,946          1.63           0.35              101.7

                                                               Ratio of       Ratio of Net
                  Net Asset                   Net Assets End   Expenses to    Investment Income   Portfolio
Total             Value End     Total         of Period (000   Average Net    (Loss) to Average   Turnover
Distributions     of Period     Return **     omitted)         Assets (2)     Net Assets (2)      Rate
------------------------------------------------------------------------------------------------------------

   (1.61)            21.75      13.37             43,456          1.86(1)       (0.90)(1)           11.6
   (0.26)            20.75      29.73             32,783          1.93          (0.86)              34.7
   (0.90)            16.25      20.20             17,438          1.99          (0.72)              21.0
   (1.21)            14.41      25.66             10,378          2.06          (0.51)              41.1
      --             12.63       6.40              3,177          2.17(1)       (0.34)(1)           60.6
      --             21.75       7.57                 --          1.86(1)       (0.92)(1)           11.6

   (1.61)            22.45      13.93             20,538          0.86(1)        0.10(1)            11.6
      --             21.27       4.83              4,839          1.17(1)        0.07(1)            34.7
  $(0.75)           $23.47       3.09%          $166,701          1.09%(1)       0.61%(1)           32.2%
   (2.10)            23.49      14.37            174,213          1.11           0.52               24.5
   (1.20)            22.60      19.14            163,936          1.13           0.92               32.7
   (1.89)            20.09      30.53            145,586          1.22           1.15               19.8
   (0.59)            17.18      22.60            113,803          1.36           1.68               44.0
   (0.84)            14.57      16.10             87,975          1.58           1.94               31.8

   (0.69)            23.32       2.72             41,368          1.79(1)       (0.09)(1)           32.2
   (2.02)            23.37      13.66             41,144          1.81          (0.18)              24.5

   (1.05)            22.55      18.29             33,325          1.83           0.22               32.7
   (1.75)            20.06      29.59             19,664          1.92           0.39               19.8
   (0.15)            17.15       7.67              6,545          1.99(1)        1.06(l)            44.0
      --             23.30       9.91                 51          1.79(1)       (0.23)(1)           32.2

   (0.77)            23.49       3.24             44,668          0.79(1)        0.91(1)            32.2
   (0.07)            23.50      (0.67)            48,152          0.97(1)        0.99(1)            24.5
  $(2.09)           $20.47      10.51%          $179,741          1.41%(1)       0.24%(1)           25.7%
   (0.09)            20.52       5.47            188,192          1.37           0.33               29.6
   (1.32)            19.54     (11.20)           237,873          1.29           0.30               41.5
   (0.80)            23.34      32.48            283,001          1.35           0.37               21.1
   (0.45)            18.41      13.80            227,716          1.47           0.48               35.1
   (0.70)            16.61      11.10            202,730          1.64           0.23               25.1

   (2.05)            20.01      10.13             17,285          2.11          (0.46)(1)           25.7
   (0.02)            20.13       4.75             19,257          2.07          (0.71)              29.6

   (1.25)            19.23     (11.98)            22,284          1.99          (0.40)              41.5
   (0.77)            23.12      31.55             18,395          2.05          (0.32)              21.1
      --             18.34       5.28              6,305          2.15(1)       (0.34)(1)           35.1

      --             20.00      10.19               - ##          2.11(1)       0.00(1)@            25.7

   $  --            $11.28      12.80%            $7,204          1.19%(1)      (0.36)%(1)          14.0%

   $  --            $13.84      38.40%           $29,286          1.39%(1)      (0.95)%(1)          12.0%
  ($0.26)            $9.64       0.70%           $37,011          1.00%(1)       5.33%(1)           40.3%
   (0.60)             9.83      (0.26)            43,060          1.00           4.91               84.3
   (0.53)            10.46       8.46             47,834          1.00           5.24              114.0
   (0.58)            10.16       6.84             54,755          1.00           5.74              119.3
   (0.58)            10.07       4.34             56,388          1.00           5.72               90.2
   (0.59)            10.22      12.23             53,885          1.00           5.90               66.1
   (0.22)             9.64       0.35              3,370          1.70(1)        4.63(1)            40.3

   (0.53)             9.83      (0.97)             4,471          1.70           4.21               84.3

                                                               Ratio of       Ratio of Net
                  Net Asset                   Net Assets End   Expenses to    Investment Income   Portfolio
Total             Value End     Total         of Period (000   Average Net    (Loss) to Average   Turnover
Distributions     of Period     Return **     omitted)         Assets (2)     Net Assets (2)      Rate
------------------------------------------------------------------------------------------------------------
   (0.46)            10.46       7.71              5,849          1.70           4.50              114.0
   (0.50)            10.16       6.10              3,375          1.70           4.99              119.3
   (0.34)            10.07       2.23              1,629          1.70(1)        5.03(1)            90.2
   (0.06)             9.63       0.01               -(8)          1.70(1)        4.58(1)            40.3

   (0.27)             9.64       0.85             96,513          0.70(1)        5.63(1)            40.3
   (0.26)             9.83       0.04            116,424          0.70(1)        6.30(1)            84.3


(1)  Annualized
(2)  See footnote (3) on page 51.

                                            Net
                     Net                    Realized
                     Asset                  and                                                 Distrib-
                     Value      Net         Unrealized                  Total       Dividends   utions     Tax
                     Beginning  Investment  Gains/        Contribution  from        from Net    from       Return
                     of         Income/     (Losses) on   from          Investment  Investment  Capital    of
                     Period     (Loss)      Securities    Sub-Advisor   Operations  Income      Gains      Capital
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL TRUST FUND

CLASS A

Six Months Ended
April 30, 2000(a)    $10.05       $0.16       $(0.08)       $ -          $ 0.08      $(0.16)     $(0.08)    $ -

Year Ended October
31, 1999              10.53        0.38        (0.48)         -           (0.10)      (0.38)         -        -

Year Ended October
31, 1988              10.29        0.38         0.24          -            0.62       (0.38)         -        -

Year Ended October
31, 1997              10.01        0.45         0.28          -            0.73       (0.45)         -        -

Year Ended October
31, 1996              10.06        0.43        (0.05)         -            0.38       (0.43)         -        -

Year Ended October
31, 1995               9.51        0.39         0.55          -            0.94       (0.39)         -        -

CLASS B

Six Months Ended
April 30, 2000(a)     10.05        0.16        (0.08)         -            0.08       (0.16)      (0.08)      -

Year Ended October
31, 1999              10.53        0.31        (0.48)         -           (0.17)      (0.31)         -        -

Year Ended October
31, 1998              10.29        0.32         0.24          -            0.56       (0.32)         -        -

Year Ended October
31, 1997              10.01        0.37         0.28          -            0.65       (0.37)         -        -

Year Ended October
31, 1996+             10.12        0.25        (0.11)         -            0.14       (0.25)         -        -

CLASS C

Period Ended April
30, 2000(a) +++++      9.88        0.05        (0.01)         -            0.04       (0.05)         -        -

-------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

CLASS A

Six Months Ended
April 30, 2000(a)     $14.00     $(0.04)**    $ 1.13        $ -          $ 1.09       $ -        $(1.78)    $ -

Year Ended October
31, 1999              12.20      (0.06)**       2.56          -            2.50         -         (0.70)      -

Year Ended October
31, 1998              11.42      (0.06)**       0.99          -            0.93       (0.06)      (0.09)      -

Year Ended October
31, 1997              10.38      (0.07)**       1.11          -            1.04         -            -        -

Year Ended October
31, 1996               9.58      (0.04)**       0.84          -            0.80         -            -        -

Year Ended October
31, 1995*             10.00        **##        (0.42)                     (0.42)        -            -        -

CLASS B

Six Months Ended
April 30, 2000(a)     13.63      (0.09)**       1.10          -            1.01         -         (1.78)      -

Year Ended October
31, 1999              11.98      (0.15)**       2.50          -            2.35         -         (0.70)      -

                                            Net
                     Net                    Realized
                     Asset                  and                                                 Distrib-
                     Value      Net         Unrealized                  Total       Dividends   utions     Tax
                     Beginning  Investment  Gains/        Contribution  from        from Net    from       Return
                     of         Income/     (Losses) on   from          Investment  Investment  Capital    of
                     Period     (Loss)      Securities    Sub-Advisor   Operations  Income      Gains      Capital
-------------------------------------------------------------------------------------------------------------------
Year Ended October
31, 1998              11.24       (0.15)**      0.98          -            0.83         -         (0.09)      -

Year Ended October
31, 1997              10.29       (0.15)**      1.10          -            0.95         -            -        -

Year Ended October
31, 1996               9.57       (0.13)**      0.85          -            0.72         -            -        -

Year Ended October
31, 1995*             10.00       (0.02)**     (0.41)         -           (0.43)        -            -        -

CLASS C

Period Ended April
30, 2000(a)+++++      13.35       (0.11)**     (0.38)         -           (0.49)        -            -        -

CLASS D

Six Months Ended
April 30, 2000(a)     14.02       (0.02)        1.13          -            1.11         -         (1.78)      -

Year Ended October
31, 1999+++           12.69       (0.14)**      1.47          -            1.33         -            -        -

-------------------------------------------------------------------------------------------------------------------
DEVELOPING MARKETS FUND

CLASS A

Six Months Ended
April 30, 2000(a)     $9.95     $ (0.03)**    $ 1.18        $ -          $ 1.15       $ -          $ -      $ -

Year Ended October
31, 1999               7.14        0.03**       2.58         0.23          2.84       (0.01)         -      (0.02)

Year Ended October
31, 1998               9.52        0.02**      (2.40)         -           (2.38)        -            -        -

Year Ended October
31, 1997               9.96       (0.02)**     (0.40)         -           (0.42)        -         (0.02)      -

Year Ended October
31, 1996               9.53       (0.01)**      0.44          -            0.43         -            -        -

Year Ended October
31, 1995*             10.00         -          (0.47)         -           (0.47)        -            -        -

CLASS B

Six Months Ended
April 30, 2000(a)      9.66       (0.07)**      1.15          -            1.08         -            -        -

Year Ended
October 31, 1999       6.96       (0.03)**      2.50         0.23          2.70         -            -        -

Year Ended October
31, 1998               9.36       (0.04)**     (2.36)         -           (2.40)        -            -        -

Year Ended October
31, 1997               9.86       (0.19)**     (0.29)         -           (0.48)        -         (0.02)      -

Year Ended October
31, 1996               9.52       (0.08)**      0.42          -            0.34         -            -        -

Year Ended October
31, 1995*             10.00       (0.01)**     (0.47)                     (0.48)        -            -

CLASS C

Period Ended April
30, 2000(a)+++++      12.35       - **##       (1.60)         -           (1.60)        -            -        -

-------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY FUND

Six Months Ended
April 30, 2000(a)     $1.00      $0.014         $-           $-          $0.014     ($0.014)       $-        $-

Year Ended

October 31, 1999       1.00       0.023          -            -           0.023      (0.023)         -        -

Year Ended October
31, 1998               1.00       0.027          -            -           0.027      (0.027)         -        -

Year Ended October
31, 1997***            1.00       0.020          -            -           0.020      (0.020)         -        -

                                            Net
                     Net                    Realized
                     Asset                  and                                                 Distrib-
                     Value      Net         Unrealized                  Total       Dividends   utions     Tax
                     Beginning  Investment  Gains/        Contribution  from        from Net    from       Return
                     of         Income/     (Losses) on   from          Investment  Investment  Capital    of
                     Period     (Loss)      Securities    Sub-Advisor   Operations  Income      Gains      Capital
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND

Six Months Ended
April 30, 2000(a)     $1.00      $0.024         $-           $-          $0.024     $(0.024)       $-        $-

Year Ended October
31, 1999               1.00       0.042          -            -           0.042      (0.042)         -        -

Year Ended October
31, 1998               1.00       0.047          -            -           0.047      (0.047)         -        -

Year Ended October
31, 1997***            1.00       0.032          -            -           0.032      (0.032)         -        -

-------------------------------------------------------------------------------------------------------------------
HIGH INCOME FUND

CLASS A

Six Months Ended
April 30, 2000(a)     $9.66       $0.44       $ (0.25)       $ -          $ 0.19     $(0.44)     $(0.07)     $-

Year Ended October
31, 1999++            10.00        0.56        (0.34)         -            0.22       (0.56)         -        -

CLASS B

Six Months Ended
April 30, 2000(a)      9.66        0.41        (0.25)         -            0.16       (0.41)      (0.07)      -

Year Ended October
31, 1999++            10.00        0.50        (0.34)         -            0.16       (0.50)         -        -

CLASS C

Period Ended April
30, 2000(a)+++++       9.57        0.14        (0.23)         -           (0.09)      (0.14)         -        -

CLASS D

Six Months Ended
April 30, 2000(a)      9.65        0.45        (0.24)         -            0.21       (0.45)      (0.07)      -

Year Ended October
31, 1999++++          10.23        0.41        (0.58)         -           (0.16)      (0.41)         -        -


(a)   Unaudited

* Commencement of operations for the International Equity Fund and the Developing Markets Fund was September 8, 1995.

**    Based on average shares outstanding.

*** Commencement of operations for the Municipal Money Fund and the U.S. Government Money Fund was February 24, 1997.


#     Rounds to less than $1,000.
##    Rounds to less than $0.01.
@     Rounds to less than 0.01%.



+ For the period February 28, 1996 (commencement of offering of Class B shares) to October 31, 1996.

++    Commencement of operations for the High Income Fund was March 8, 1999.

+++ For the period May 17,1999 (commencement of offering Class D shares) to October 31, 1999.

++++ For the period May 13, 1999 (commencement of offering Class D shares) to October 31,1999.

+++++ For the period February 28, 2000 (commencement of offering Class C shares) to April 30, 2000.


                                      Net Assets   Ratio of     Ratio of Net
                                      End of       Expenses     Investment
               Net Asset              Period       to Average   Income (Loss)     Portfolio
Total          Value End   Total      (000         Net Assets   to Average Net    Turnover
Distributions  of Period   Return(2)  omitted)     (3)          Assets (3)        Rate
-------------------------------------------------------------------------------------------
  $(0.24)      $9.89       1.08%     $24,477       1.00%(1)       3.88%(1)       12.4%
   (0.38)      10.05      (1.02)      29,912       1.00           3.65           76.5
   (0.38)      10.53       6.28       44,306       1.00           3.78           51.5
   (0.45)      10.29       7.37       35,878       0.70           4.38           84.3
   (0.43)      10.01       3.83       38,794       0.80           4.26           79.3
   (0.39)      10.06      10.06       39,059       1.00           3.97           49.3
   (0.24)       9.89       0.73          956       1.70(1)        3.18(1)        12.4

   (0.31)      10.05      (1.71)       1,044       1.70           2.94           76.5
   (0.32)      10.53       5.54        1,430       1.70           3.04           51.5
   (0.37)      10.29       6.62          546       1.40           3.66           84.3
   (0.25)      10.01       1.42          489       1.23(1)        3.81(1)        79.3
   (0.05)       9.87       0.42           -#       1.70(1)        2.28(1)        12.4
  $(1.78)     $13.31       8.39%     $55,154       2.10%(1)      (0.57)%(1)     35.3%
   (0.70)      14.00      21.76       48,181       2.15          (0.44)          82.0
   (0.15)      12.20       8.20       44,286       2.15          (0.49)          69.7
      --       11.42      10.02       44,316       2.15          (0.59)          73.9
      --       10.38       8.35       42,170       2.15          (0.39)          94.1
      --        9.58      (0.04)      28,819       2.15(1)       (0.02)(1)         --
   (1.78)      12.86       7.99        5,934       2.79(1)       (1.32)(1)       35.3

   (0.70)      13.63      20.86        5,527       2.90          (1.18)          82.0
   (0.09)      11.98       7.43        6,133       2.90          (1.24)          69.7
      --       11.24       9.23        6,821       2.90          (1.32)          73.9
      --       10.29       7.52        4,955       2.90          (1.25)          94.1
      --        9.57      (4.30)       1,803       2.90(1)       (1.77)(1)         --
      --       12.86      (3.16)          -#       2.79(1)       (13.5)(1)       35.3

   (1.78)      13.35       8.54        4,816       1.79(1)       (0.32)(1)       35.3
      --       14.02      10.48        1,586       1.90(1)       (1.14)(1)       82.0
$     --      $11.10      11.56%     $17,571       2.15%(1)      (0.43)%(1)      46.3%
   (0.03)       9.95      39.82       16,023       2.15           0.32           36.9
      --        7.14     (25.00)      16,355       2.15           0.22           43.6
   (0.02)       9.52      (4.18)      29,402       2.15          (0.17)          52.8
      --        9.96       4.51       36,918       2.15          (0.14)          26.8
      --        9.53      (4.70)      14,622       2.15(1)        0.32(1)          --
      --       10.74      11.18        3,169       2.90(1)       (1.18)(1)       46.3

      --        9.66      38.79        2.685       2.90          (0.36)          36.9
      --        6.96     (25.64)       2,509       2.90          (0.50)          43.6
   (0.02)       9.36      (4.83)       4,941       2.90          (1.74)          52.8
      --        9.86       3.57        3,641       2.90          (0.83)          26.8
      --        9.52      (4.80)       1,004       2.90(1)       (1.00)(1)         --
      --       10.75     (11.23)          -#       2.90(1)        0.00(1)@       46.3
-------------------------------------------------------------------------------------------

                                      Net Assets   Ratio of     Ratio of Net
                                      End of       Expenses     Investment
               Net Asset              Period       to Average   Income (Loss)     Portfolio
Total          Value End   Total      (000         Net Assets   to Average Net    Turnover
Distributions  of Period   Return(2)  omitted)     (3)          Assets (3)        Rate
-------------------------------------------------------------------------------------------
 $(0.014)      $1.00       2.88%(1)  $52,018       0.90%(1)       2.85%(1)        N/A
  (0.023)       1.00       2.37       44,347       0.90           2.33            N/A
  (0.027)       1.00       2.72       57,778       0.90           2.68            N/A
  (0.020)       1.00       2.90(1)    38,681       0.90(1)        2.87            N/A

 $(0.024)      $1.00       4.97%(1)  $59,005       0.90%(1)       4.91%(1)        N/A
  (0.042)       1.00       4.26       59,877       0.90           4.19            N/A
  (0.047)       1.00       4.79      $56,697       0.90           4.68            N/A
  (0.032)       1.00       4.68(1)    35,174       0.90(1)        4.65(1)         N/A

  $(0.51)      $9.34       1.92%     $10,918       1.10%(1)       9.24%(1)       36.1%
   (0.56)       9.66       2.19       10,488       1.10           8.61          188.4
   (0.48)       9.34       1.54        1,611       1.85(1)        7.83(1)        36.1
   (0.50)       9.66       1.60        1,447       1.85(1)        7.83(1)       188.4
   (0.14)       9.34      (0.91)          -#       1.85(1)        9.26(1)        36.1
   (0.52)       9.34       2.15        1,423       0.85(1)        9.49(1)        36.1

   (0.41)       9.65      (1.63)         926       0.85(1)        9.36(1)       188.4
-------------------------------------------------------------------------------------------


(1)   Annualized


(2) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. An initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized except for the Money Funds. Total return for the year ended October 31, 1999 excluding the effect of the contribution from the sub adviser for realized and unrealized securities losses was 36.59% and 35.49% for the Developing Markets Fund Class A and B shares, respectively.

(3) Net of voluntary assumption by the investment adviser of expenses, expressed as a percentage of average net assets, as follows Strategic Growth Fund Class R shares, 1.76% (annualized) for the period 11/18/ 99, through 4/30/00; Technology Fund Class R shares, .76%(annualized) for the period 11/ 19/99, through 4/30/00; Fixed Income Fund Class A shares, .13% (annualized) for the six months ended 4/30/00, . 14%, .30%, .30%, .34%, and .51%, for the years ended 10/31/99, 98, 97, 96, and 95 respectively; Fixed Income Fund Class B shares, .13% (annualized) for the six months ended 4/30/00, .14%, .30%, and .30% for the years ended 10/31/99, 98 and
      97, and .34% (annualized) for the period 2/28/96 through 10/31/96; Fixed Income Class C shares, .13% (annualized) for the period 2/28/00 through 4/30/00, Fixed Income Class D shares,, .13% (annualized) for the six months ended 4/30/00,.14% (annualized) for the period 4/30/99 through 10/31/99; Municipal Trust Fund Class A shares, .49% (annualized) for the six months ended 4/30/00, .42 %, .41%, .74%, .64%, and .58%, (annualized)
      for the years ended 10/31/99, 98, 97, 96, and 95, respectively; Municipal Trust Fund Class B shares, .49% (annualized) for the six months ended 4/30/00, .42 %, .41 % and .74% for the years ended 10/31/99, 98 and 97, and .64% (annualized) for the period 2/28/96 through 10/31/96, Municipal Trust Fund Class C share, .49% (annualized) for the period 2/28/00 through 4/30/00; Developing Markets Fund Class A and Class B shares, .56% (annualized) for the six months ended 4/30/00, .76%, .61%, .34%, .54% and .60% (annualized) for the years ended 10/31/99, 98, 97, 96 and 95, respectively, Developing Markets Fund Class C shares, .56% (annualized) for the period 2/28/00 through 4/30/00; International Equity Fund Class A and Class B shares, .04%,.10%, .18%, .27% and .60% for the years ended 10/31/99, 98, 97, 96 and 95, respectively; International Equity Fund Class D shares, .04% (annualized) for the period 5/17/99 through 10/31/99; Municipal Money Fund, .13% (annualized) for the six months ended 4/30/00; .14%, .15% and .40% (annualized) for the years ended 10/31/99, 98 and 97, respectively; U.S. Government Money Fund, .13% (annualized) for the six months ended 4/30/00; .19%, .25% and .45% (annualized) for the years ended 10/31/99, 98, and 97, respectively; High Income Fund Class A and Class B shares,2.23% (annualized) for the six months ended 4/30/00, and 1.43% (annualized) for the period 3/8/99 through 10/31/99and High Income Fund Class C shares, 2.23% (annualized) for the period 2/28/00 through 4/30/00; and High Income Fund Class D shares, 2.23% (annualized) for the six months ended 4/30/00 and 1.43% (annualized) for the period 5/13/99 through 10/31/99.

BACK COVER

                              FOR MORE INFORMATION

General Information and Other Available Information

The Funds send out a semi-annual report and an annual report to all shareholders. These reports include a list of your Fund's investments and financial statements. The annual report contains a statement from the Fund's Adviser discussing market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


The Funds have Statements of Additional Information that contain additional information on all aspects of the Funds and are incorporated by reference into this Prospectus. The Statements of Additional Information have been filed with the Securities and Exchange Commission and are available for review at the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or on the SEC's web site at http://www.sec.gov. You can also obtain copies of Fund documents filed with the SEC by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing:


                  Securities and Exchange Commission
                  Public Reference Section
                  Washington, DC  20549-0102

                  Payment of a duplicating fee may be required.


Shareholders may obtain any of these documents free of charge and may obtain other information about the Funds by visiting the Funds' website
(www.dljfunds.com), calling 800-225-8011 or by writing:



DLJ Mutual Funds
PFPC, Inc.
P.O. Box 61503
King of Prussia, PA.  19406-0903


DLJ MUTUAL FUNDS
SEC file numbers:  DLJ Focus Funds 811-04604
                     DLJ Core Equity Fund
                     DLJ Growth and Income Fund
                     DLJ Small Company Value Fund
                     DLJ Fixed Income Fund
                     DLJ Municipal Trust Fund

                   DLJ Opportunity Funds 811-9054
                     DLJ Developing Markets Fund
                     DLJ International Equity Fund
                     DLJ High Income Fund
                     DLJ Municipal Money Fund
                     DLJ U.S. Government Money Fund

                   DLJ Select Funds 811-09531
                     DLJ Strategic Growth Fund
                     DLJ Technology Fund

DLJ SELECT FUNDS

277 PARK AVENUE,
NEW YORK, NEW YORK 10172
Toll Free (800) 825-5723

                       STATEMENT OF ADDITIONAL INFORMATION


                                                                  August 1, 2000

      This Statement of Additional Information relates to the DLJ Strategic Growth Fund and the DLJ Technology Fund. Each Fund is a series of the DLJ Select Funds (the "DLJ Select Funds" or the "Funds"), formerly known as the DLJdirect Mutual Funds. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Funds' current Prospectus dated August 1, 2000, as supplemented from time to time, which is incorporated herein by reference. A copy of the Prospectus may be obtained by contacting the Funds at the address or telephone number listed above.


                                TABLE OF CONTENTS

FUND HISTORY...................................................................2
INVESTMENT POLICIES AND RESTRICTIONS...........................................2
MANAGEMENT.....................................................................9
   Adviser....................................................................12
EXPENSES OF THE FUNDS
   Distribution Plan..........................................................14
PURCHASES, REDEMPTIONS, AND EXCHANGES
   Purchases..................................................................16
   Redemptions................................................................17
   Exchanges..................................................................18
RETIREMENT PLANS
   Individual Retirement Accounts ("IRA").....................................20
   Simplified Employee Pension Plan ("SEP/IRA")...............................21
   Savings Incentive Match Plan for Employees ("SIMPLE") -
   SIMPLE IRA and SIMPLE 401(k)...............................................21
   Employer-Sponsored Retirement Plans........................................21
   Self-Directed Retirement Plans.............................................22
NET ASSET VALUE...............................................................22
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................24
PORTFOLIO TRANSACTIONS........................................................27
PORTFOLIO TURNOVER............................................................28
INVESTMENT PERFORMANCE INFORMATION............................................29
SHARES OF BENEFICIAL INTEREST.................................................30
GENERAL INFORMATION
   Organization and Capitalization............................................31
   Counsel and Independent Auditors...........................................31
   Additional Information.....................................................32
   Financial Statements.......................................................32

FUND HISTORY


      The DLJ Select Funds (previously named the DLJdirect Mutual Funds) were organized on August 3, 1999 as a business trust under the laws of the state of Delaware. Its shares are currently divided into two series, the DLJ Strategic Growth Fund (the "Strategic Growth Fund") and the DLJ Technology Fund (the "Technology Fund")(collectively referred to as the "Funds" and previously named the DLJdirect Strategic Growth Fund and DLJdirect Choice Technology Fund, respectively). The Strategic Growth Fund and Technology Fund both operate as diversified open-end management investment companies. The Funds have an unlimited number of authorized shares of beneficial interest, par value $.001 per share, which may, without shareholder approval, be divided into an unlimited number of series and an unlimited number of classes.


INVESTMENT POLICIES AND RESTRICTIONS


      The following investment policies and restrictions supplement and should be read in conjunction with the information set forth under the heading "The DLJ Select Funds' Investment Objectives and Policies" in the Funds' Prospectus. Except as noted in the Prospectus, each Fund's investment policies are not fundamental and may be changed by the Trustees of the Funds without shareholder approval. Shareholders will be notified prior to a significant change in such policies. Each Fund's fundamental investment restrictions may not be changed without shareholder approval as defined in "Fundamental Investment Restrictions" in this Statement of Additional Information.

      It is the policy of the Technology Fund to seek growth of capital by investing in a broad number of industries that comprise the U.S. domestic technology sector. It is the policy of the Strategic Growth Fund to seek long-term growth of capital by investing primarily in a limited number of large, carefully selected companies that DLJ Asset Management Group, Inc. ("DLJAM" or the "Adviser") believes will achieve superior growth. In addition, each Fund may invest in any of the securities described below.

      Warrants. The Strategic Growth Fund and the Technology Fund each may invest up to 5% of their respective total assets in warrants. Warrants may be considered more speculative than certain other types of investments due to the following:


            (1) Holders are not entitled to dividends or voting rights with respect to the underlying securities;

            (2) Warrants do not represent any rights to the assets of the issuing company;

            (3) A warrant's value does not necessarily change in proportion to the value of the underlying securities; and

            (4) A warrant ceases to have value if it is not exercised prior to the expiration date.


         Non-U.S. Securities. The Strategic Growth Fund and the Technology Fund may invest up to 10% of the value of their respective total assets in non-U.S. securities. Investment in non-U.S. securities involves certain risks not ordinarily associated with investments in securities of domestic issuers. These risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. With respect to certain countries, there is also the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.


      There may be less publicly available information about a non-U.S. company than about a U.S. company. Non-U.S. companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those to which U.S. companies are subject. Non-U.S. securities markets, while growing in volume, generally have substantially less trading volume than securities of comparable U.S. companies. Transaction costs of investing in non-U.S. securities markets generally are higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Funds may have greater difficulty taking appropriate legal action in non-U.S. courts. Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect a Fund's performance. Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Funds or investors.


      Options. The Strategic Growth Fund and Technology Fund may purchase and sell call and put options for the purpose of hedging against a decline in the value of their respective portfolio securities.


      A call option gives the purchaser, in exchange for a premium paid, the right for a specified period of time to purchase the securities or currency subject to the option at a specified price (the exercise price or strike price). The writer, or seller, of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver, depending upon the terms of the option contract, the underlying securities or a specified amount of cash to the purchaser upon receipt of the exercise price. When a Fund writes a call option, that Fund gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

      A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Fund that sells a put option might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

      If a Fund desires to sell a particular security from its portfolio on which it has written an option, the Fund will seek to effect a closing purchase transaction prior to or concurrently with the sale of the security. A closing purchase transaction is a transaction in which an investor who is obligated as a writer of an option terminates his obligation by purchasing an option of the same series as the option previously written. (Such a purchase does not result in the ownership of an option). A Fund may enter into a closing purchase transaction to realize a profit on a previously written option or to enable the Fund to write another option on the underlying security with either a different exercise price or expiration date or both. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option.

      A Fund will write only fully "covered" options. An option is fully covered if at all times during the option period, the Fund writing the option owns either (i) the underlying securities, or securities convertible into or carrying rights to acquire the optioned securities at no additional cost, or (ii) an offsetting call option on the same securities at the same or a lower price.

      A Fund may not write a call option if, as a result thereof, the aggregate of such Fund's portfolio securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 10% of its total assets. The Funds may also purchase and sell financial futures contracts and options thereon for hedging and risk management purposes and to enhance gains as permitted by the Commodity Futures Trading Commission (the "CFTC").

      A Fund may also purchase and sell securities index options. Securities index options are similar to options on specific securities. However, because options on securities indices do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying securities index on the exercise date. When a Fund writes an option on a securities index, it will establish a segregated account with its custodian in which it will deposit cash or high quality short-term obligations or a combination of both with a value equal to or greater than the market value of the option and will maintain the account while the option is open.

      Each Fund's successful use of options and financial futures depends on the ability of the Adviser to predict the direction of the market and is subject to various additional risks. The investment techniques and skills required to use options and futures successfully are different from those required to select international securities for investment. The ability of a Fund to close out an option or futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option or futures contract at any particular time. The inability to close options and futures positions also could have an adverse impact on each Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

      To the extent that puts, calls, straddles and similar investment strategies involve instruments regulated by the CFTC, each Fund is limited to an investment not in excess of 5% of its total assets, except that each Fund may purchase and sell such instruments, without limitation, for bona fide hedging purposes.


      Repurchase Agreements. The Funds may enter into "repurchase agreements" with member banks of the Federal Reserve System, "primary dealers" (as designated by the Federal Reserve Bank of New York) in such securities or with any domestic broker/dealerwhich is recognized as a reporting government securities dealer. Repurchase agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Funds require continual maintenance of collateral with the Custodian in an amount equal to, or in excess of, the market value of the securities which are the subject of a repurchase agreement. In the event a vendor defaults on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, a Fund might be delayed in selling the collateral.


      Reverse Repurchase Agreements. The Funds may also enter into reverse repurchase agreements. Under a reverse repurchase agreement a Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it would establish and maintain with an approved custodian a segregated account containing liquid high-grade securities having a value not less than the repurchase price. Reverse repurchase agreements involve the risk that the market value of the securities subject to such agreement could decline below the repurchase price to be paid by a Fund for such securities. In the event the buyer of securities under a reverse repurchase agreement filed for bankruptcy or became insolvent, such buyer or receiver would receive an extension of time to determine whether to enforce a Fund's obligations to repurchase the securities and a Fund's use of the proceeds of the reverse repurchase could effectively be restricted pending such decision. Reverse repurchase agreements create leverage, a speculative factor, but are not considered senior securities by the Funds or the Securities and Exchange Commission ("SEC") to the extent liquid high-grade debt securities are segregated in an amount at least equal to the amount of the liability.

      Illiquid Investments. The Strategic Growth Fund and the Technology Fund may invest up to 15% of its assets in illiquid investments. Under the supervision of the Trustees, the Adviser determines the liquidity of a Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of that Fund's obligation pursuant to an OTC option sold by the Fund (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to such Fund's limitations on investments in illiquid securities.


      Borrowing. Each Fund may borrow up to one-third of the value of its total assets from banks to increase its holdings of portfolio securities or for other purposes. Under the Investment Company Act of 1940, as amended (the "1940 Act"), each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on an Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds. The Adviser does not currently intend to engage in borrowing transactions.

      Securities Lending. The Funds may seek to receive or increase income by lending their respective portfolio securities. Under present regulatory policies, such loans may be made to member firms of the New York Stock Exchange and are required to be secured continuously by collateral held by the Custodian consisting of cash, cash equivalents or U.S. Government Securities maintained in an amount at least equal to the market value of the securities loaned. Accordingly, the Funds will continuously secure the lending of portfolio securities by collateral held by the Custodian consisting of cash, cash equivalents or U.S. Government Securities maintained in an amount at least equal to the market value of the securities loaned. The Funds have the right to call such a loan and obtain the securities loaned at any time on five days notice. Cash collateral may be invested in fixed income securities rated at least A or better by S&P or Moody's. As is the case with any extension of credit, loans of portfolio securities involve special risks in the event that the borrower should be unable to repay the loan, including delays or inability to recover the loaned securities or foreclose against the collateral. The aggregate value of securities loaned by a Fund may not exceed 33 1/3% of the value of the Fund's total assets.

      When Issued, Delayed Delivery Securities and Forward Commitments. The Funds may, to the extent consistent with their other investment policies and restrictions, enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security.

      When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While a Fund will only enter into a forward commitment with the intention of actually acquiring the security, such Fund may sell the security before the settlement date if it is deemed advisable.

      Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to a Fund prior to the settlement date. Each Fund will segregate with its Custodian cash or liquid high-grade securities in an aggregate amount at least equal to the amount of its respective outstanding forward commitments.

      Short Selling. In these transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make a delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.


      Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Funds' net assets. The Funds may not make a short sale which results in the Funds having sold short in the aggregate more than 10% of the outstanding securities of any class of an issuer.


      The Funds also may make short sales "against the box" in which the Fund enters into a short sale of a security it owns.

      Until the Funds closes out their short position or replace the borrowed security, they will: (a) maintain a segregated account, containing permissible liquid assets, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral always equals the current value of the security sold short; or (b) otherwise cover their short position.

Fundamental Investment Restrictions

      The following fundamental investment restrictions may not be changed with respect to a Fund without the approval of a majority of the shareholders of that Fund, which means the affirmative vote of the holders of (a) 67% or more of the shares of that Fund represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (b) more than 50% of the outstanding shares of that Fund, whichever is less. Except as set forth in the Prospectus, all other investment policies or practices are considered by each Fund not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

      The following investment restrictions are applicable to each of the Funds. Briefly, these restrictions provide that a Fund may not:

            (1) purchase the securities of any one issuer, other than the United States Government, or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;


            (2) invest 25% or more of the value of its total assets in any one industry, provided that, for purposes of this policy, consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries;


            (3) issue senior securities in excess of 33 1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies. A Fund's obligations under swaps are not treated as senior securities;

            (4) borrow money (including on margin if margin securities are owned and enter into reverse repurchase agreements) in excess of 33 1/3% of its total assets except that the Fund may borrow up to 5% of its total assets for temporary purposes; or

            (5) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities consistent with the Fund's investment objectives and policies or the acquisition of securities subject to repurchase agreements;

            (6) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities a Fund may be deemed to be an underwriter;

            (7) purchase real estate or interests therein;

            (8) purchase or sell commodities or commodities contracts except for purposes, and only to the extent, permitted by applicable law without the Fund becoming subject to registration with the CFTC as a commodity pool;

            (9) make any short sale of securities except in conformity with applicable laws, rules and regulations and unless, giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Fund's total assets and the Fund's aggregate short sales of a particular class of securities do not exceed 25% of the then outstanding securities of that class; or

            (10) invest in oil, gas or other mineral leases.


MANAGEMENT


      The Trustees and principal officers of the Funds, their ages and their primary occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 277 Park Avenue, New York, New York 10172. Those Trustees whose names are preceded by an asterisk are "interested persons" of the Funds as defined by the 1940 Act.


      *G. Moffett Cochran, 49, Chairman of the Board of Trustees and President of the DLJ Select Funds, DLJ Focus Funds, DLJ Opportunity Funds and DLJ High Yield Bond Fund, is President and Chief Executive Officer of the adviser to the DLJ Select Funds, DLJ Asset Management Group ("DLJAM" or "Adviser") with which he has been associated with affiliates of the Adviser since prior to 1994. Prior to his association with the Funds and the Adviser, Mr. Cochran was a Senior Vice President with Bessemer Trust Companies.

      Stig Host, 73, Trustee Chairman of the Board of Kriti Exploration, Inc., Kriti Properties and Development Corp. and International Marine Sales, Inc., a Trustee of the DLJ Select Funds, DLJ Focus Funds, DLJ Opportunity Funds, DLJ High Yield Bond Fund, Alliance International Fund, Alliance Global Environmental Fund, Alliance New Europe Fund, Alliance All-Asia Investment Fund and Alliance Developing Markets Fund and a Director of Florida Fuels, Inc. His address is 103 Oneida Drive, Greenwich, CT 06830.

      Robert E. Fischer, 69, Trustee of the DLJ Select Funds, DLJ Focus Funds, DLJ Opportunity Funds and DLJ High Yield Bond Fund, has been

Member at the law firm Wolf, Block, Schorr and Solis-Cohen LLP (or its predecessor firm) since prior to 1994.


      *Martin Jaffe, 52, Trustee, is Vice President, Secretary and Treasurer of the DLJ Select Funds, DLJ Focus Funds, DLJ Opportunity Funds and DLJ High Yield Bond Fund, is a Managing Director and Chief Operating Officer of the Adviser, with which he has been associated with affiliates of the Adviser since prior to 1994.

      Wilmot H. Kidd, III, 57, Trustee of the DLJ Select Funds, DLJ Focus Funds, DLJ Opportunity Funds and DLJ High Yield Bond Fund, has been President of Central Securities Corporation since prior to 1994.

      Peter F. Krogh, 63, Trustee of the DLJ Select Funds, DLJ Focus Funds, DLJ Opportunity Funds, DLJ High Yield Bond Fund, Trustee Dean Emeritus and Distinguished Professor of International Affairs, School of Foreign Service, Georgetown University, Washington, D.C. with which he has been associated since 1992. He is moderator of "Great Decisions", a foreign affairs television series, author of numerous articles relating to international issues for professional publications and serves on the board of the Carlisle Companies and several world affairs organizations. His address is 3417 N. Street NW, Washington, DC 20007.

      Hugh M. Neuburger, Ph.D., 56, Vice President of the DLJ Select Funds, is the primary portfolio manager of the Funds and Managing Director of the Adviser with which he has been associated with affiliates of the Adviser since March 1995. From 1992 to March 1995, Mr. Neuburger was president of a consulting firm that provided domestic and global tactical asset allocation advice.

      John J. Sheehan, 69, Trustee of the DLJ Select Funds, DLJ Focus Funds, DLJ Opportunity Funds, DLJ High Yield Bond Fund, Trustee Consultant to Financial Data Processing with which he has been associated since prior to 1990. His address is 4 Bennington Place, Newton, PA 18940.

      Brian A. Kammerer, 42, Vice President of the DLJ Select Funds is a Senior Vice President and has been associated with affiliates of the Adviser since prior to 1994.

The following table sets forth certain information regarding compensation of the Funds' Trustees and officers. Except as disclosed below, no executive officer or person affiliated with the Funds received compensation from the Funds.

                               Compensation Table

                                                                                                      Total
                                                                                                  Compensation
                                                              Pension or                           From Trust
                                                              Retirement                            and Fund
                                            Aggregate          Benefits         Estimated            Complex
                                          Compensation         Accrued            Annual         Expected to be
                                              From         As Part of Trust    Benefits Upon         Paid to
Name and Position                           Trust(1)           Expenses         Retirement          Trustees
G. Moffett Cochran, Trustee                    $ 0               None              None             $ 0 (13)
Robert E. Fischer, Trustee                   $5,000              None              None           $5,000 (13)
Martin Jaffe, Trustee                          $ 0               None              None             $ 0 (13)
Wilmot H. Kidd, III, Trustee                 $5,000              None              None            $5,000 (13)
Stig Host, Trustee                             $ 0               None              None              $11,000
Peter F. Krogh, Trustee                        $ 0               None              None              $11,000
John J. Sheehan, Trustee                       $ 0               None              None              $10,000
John W. Waller, III, Trustee*                $5,000              None              None            $5,000 (8)

* Retired April 20, 2000

----------
(1) The DLJ Select Funds anticipate paying each independent Trustee approximately $3,500 in each calendar year.
(2) The parenthetical number represents the number of portfolios (including the DLJ Select Funds) for which such person acts as Trustee that are considered part of the same fund complex as the Funds.


                                ---------------


      The Trustees of the DLJ Select Funds who are officers or employees of the Adviser or any of its affiliates receive no remuneration from the DLJ Select Funds. Effective May 16, 2000, each of the Trustees who are not affiliated with the Adviser will be paid a $500 fee for each board meeting attended, a $500 fee for each special meeting attended and a $2,000 annual retainer. Messrs. Cochran and Jaffe are members of the Executive Committee. Messrs. Fisher Host, Kidd, Krogh and Sheehanare members of the Audit Committee and are paid a $250 fee for each Audit Committee meeting attended.

Adviser


      DLJAM, a Delaware corporation with principal offices at 277 Park Avenue, New York, New York 10172, has been retained under an Investment Advisory Agreement as the Funds' investment adviser (see "Fund Management" in the Prospectus). The Adviser (formerly known as Wood, Struthers & Winthrop Management Corp.) was established in 1871 as a private concern to manage money for the Winthrop family of Boston. From these origins, the Adviser has grown to serve a select group of individual and institutional investors.

      The Adviser is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation ("DLJ Securities" or the "Distributor"), the distributor of the Fund's shares, which is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette, Inc., which is in turn an independently operated, indirect subsidiary of AXA Financial Inc. ("AXA Financial"), a holding company controlled by AXA, a French insurance and financial services holding company. The Adviser is an integral part of the DLJ Securities family, and as one of the oldest money management firms in the country, they maintain a tradition of personalized service and performance. The address of DLJ Securities, Inc. is 277 Park Avenue, New York, New York 10172. The address of AXA Financialis 787 Seventh Avenue, New York, New York 10019.

      As of March 1, 2000, AXA owns 58.4% of the outstanding shares of the common stock of AXA Financial, Inc. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations are comprised of activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically with activities principally in Western Europe, North America and the Asia/Pacific region. AXA is also engaged in asset management, investment banking and brokerage, real estate and other financial services activities in the United States and Europe. Based on information provided by AXA, on February 1, 2000, 19.9% of the issued ordinary shares (representing 31.5% of the voting power) of AXA were directly or indirectly owned by Finaxa, a French holding company ("Finaxa"). Such percentage of interest includes the interest of Colisee Vendome, a wholly-owned subsidiary of Finaxa, which owned 2.7% of the issued ordinary shares (representing 4.25% of the voting power) of AXA and the interest of les Ateliers de construction du Nord de la France- ANF ("ANF"), a 95.4% owned subsidiary of Finaxa, which owned 0.4% of the issued ordinary shares (representing 0.6% of the voting power) of AXA. As of March 1, 2000, 60.7% of the issued ordinary shares (representing 70.7% of the voting power) of Finaxa were owned by four French mutual insurance companies (the "Mutuelles AXA") and 22.3% of the issued ordinary shares (representing 13.3% of the voting power) of Finaxa were owned by BNP-Paribas, a French bank ("BNP-Paribas"). Including the ordinary shares owned by Finaxa and its subsidiaries on March 1, 2000, the Mutuelles AXA directly and indirectly owned 23.2% of the issued ordinary shares of AXA (representing 36.7% of the voting power). The Mutuelles AXA are parties to agreements pursuant to which they have stated their intention to collectively exercise majority control over Finaxa.

      The Investment Advisory Agreement was approved by the Board of Trustees of the Funds on July 15, 1999 and by the then shareholders on November17, 1999 and became effective on the same date. The Investment Advisory Agreement continues in force for an initial twenty four month period and then in successive twelve month periods provided that such continuation is specifically approved by a majority vote of the Trustees who neither are interested persons of the Funds nor have any direct or indirect financial interest in the Investment Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval.

      Under its Advisory Agreement with the Funds, the Advisor will provide investment advisory services, order placement facilities and pay all compensation of Trustees of the Funds who are affiliated persons of the Advisor. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Strategic Growth Fund, .750 of 1% of the first $500,000,000, .625% of 1% of the balance; and the Technology Fund, .875 of 1% of the first $500,000,000, .750 of 1% of the next $500,000,000. and .625 of
1% of the balance.


      Pursuant to the terms of the Investment Advisory Agreement, the Adviser may retain, at its own expense, a subadviser to assist in the performance of its services to the Funds.

Distribution Plan

      Pursuant to Rule 12b-1 adopted by the SEC under the 1940 Act, the Funds have adopted a Distribution Agreement (the "Distribution Agreement") and a Rule 12b-1 Plan for shares of each Fund (the "12b-1 Plans") to permit such Fund directly or indirectly to compensate the Distributor for activities with the distribution of shares.


      Pursuant to the Distribution Agreement and the 12b-1 Plans, the Treasurer of the Funds reports the amounts expended under the Distribution Agreement and the purposes for which such expenditures were made to the Trustees of the Funds on a quarterly basis. Also, the 12b-1 Plans provide that the selection and nomination of disinterested Trustees (as defined in the 1940 Act) are committed to the discretion of the disinterested Trustees then in office. The Distribution Agreement and 12b-1 Plans may be continued annually if approved by a majority vote of the Trustees, including a majority of the Trustees who neither are interested persons of the Funds nor have any direct or indirect financial interest in the Distribution Agreement, the 12b-1 Plans or in any other agreements related to the 12b-1 Plans, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement and 12b-1 Plans were initially approved by the Funds' Trustees including a majority of the disinterested Trustees, on July 15, 1999 and by the then shareholders on November 17, 1999. The Distribution Agreement for the Class B and Class C shares was initially approved by the Funds' Trustees including a majority of the disinterested Trustees, on April 20, 2000 and by the then shareholders on July 28, 2000. The Distribution Agreement for the Class R shares was initially approved by the Funds' Trustees including a majority of the disinterested Trustees, on May 16, 2000 and by the then shareholders on July 28, 2000.

      All material amendments to the 12b-1 Plans must be approved by a vote of the Trustees, including a majority of the Trustees who neither are interested persons of the Funds nor have any direct or indirect financial interest in the 12b-1 Plans or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. In addition to such Trustee approval, the 12b-1 Plans may not be amended in order to increase materially the costs which the Funds may bear pursuant to the 12b-1 Plans without the approval of a majority of the outstanding shares of such Funds. Each Fund's 12b-1 Plan or Plans may be terminated without penalty at any time by a majority vote of the disinterested Trustees, by a majority vote of the outstanding shares of a Fund or by the Adviser. Any agreement related to the 12b-1 Plans may be terminated at any time, without payment of any penalty, by a majority vote of the independent Trustees or by majority vote of the outstanding shares of a Fund on not more than 60 days notice to any other party to the agreement, and will terminate automatically in the event of assignment.


      With respect to sales of a Fund's Class B or Class C shares through a broker-dealer, the Distributor pays the broker-dealer a concession at the time of sale. In addition, an ongoing maintenance fee may be paid to broker-dealers on sales of both Class A, Class B and Class C shares. Pursuant to the Funds' 12b-1 Plans, the Distributor is compensated for its distribution and service activities with amounts paid from the assets of such Fund. The payments to the broker-dealer, although a Fund expense which is paid by all shareholders, will only directly benefit investors who purchase their shares through a broker-dealer rather than from the Funds. Broker-dealers who sell shares of the Funds may provide services to their customers that are not available to investors who purchase their shares directly from the Funds. Investors who purchase their shares directly from a Fund will pay a pro rata share of such Fund's expenses of encouraging broker-dealers to provide such services but not receive any of the direct benefits of such services. The payments to the broker-dealers will continue to be paid for as long as the related assets remain in the Funds.

      Pursuant to the provisions of the 12b-1 Plans and the Distribution Agreement, each Fund pays a distribution services fee each month to the Distributor, with respect to the aggregate daily net assets attributable to the Class A and Class R shares of each Fund at an annual rate of .25 of 1%, and with respect to the Class B and Class C shares of each Fund the annual rate is 1%, of the aggregate average daily net assets attributable to the Class B and Class C shares, of each Fund.


      Under the Agreements, the Adviser may make payments to the Distributor from the Adviser's own resources, which may include the management fees paid by the Funds. In addition to the maintenance fee paid to dealers or agents, the Distributor may from time to time pay additional compensation to dealers or agents in connection with the sale of shares. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers or agents, to provide additional compensation to registered representatives of such dealers or agents who sell shares of the Fund. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Funds during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such dealer or agent may elect to receive cash incentives of equivalent amounts in lieu of such payments.


PURCHASES, REDEMPTIONS, AND EXCHANGES


The following information supplements that set forth in the Funds' Prospectus under the heading "Purchases, Redemptions and Shareholder Services."

Purchases


      Shares of the Funds are offered at the net asset value (less any applicable sales charge for Class A shares) per share next determined following receipt of a purchase order in proper form by the Funds, the Funds' transfer agent, PFPC, Inc. (the "Transfer Agent"), by the Distributor, or in the case of Class R shares, by an eligible institution. The Funds calculate net asset value per share as of the close of the regular session of the New York Stock Exchange, (the "NYSE") which is generally 4:00 p.m. New York City time on each day that trading is conducted on the NYSE.

      In addition to Class A, Class B and Class C shares, the Funds offer Class R shares and the Technology Fund offers Class D shares. Class R shares are available for purchase by eligible institutions (including Pershing, Inc., a division of Donaldson, Lufkin & Jenrette Securities Corp., and certain other affiliates) on behalf of their clients (generally individuals who do not purchase shares directly). Class R shares are sold primarily to financial service providers acting on behalf of customers having an investment account(s) or relationship at such institution, or to customers who have received and hold shares of the Fund distributed to them by virtue of such an account or relationship. Institutions effecting transactions in Class R shares for the accounts of clients may charge such clients direct fees in connection with such transactions. Purchases of Class R and Class D shares are offered without any initial sales charge or CDSC. Class D shares are solely available for purchase by employees of Donaldson, Lufkin & Jenrette, Inc. and its subsidiaries that are eligible to participate in the DLJ 401(k) Retirement Savings Plan for Employees. These employees should contact the DLJ 401(k) Hotline at 1-877-401k-DLJ concerning how to purchase Class D shares.


      All shares purchased are confirmed to each shareholder and are credited to such shareholder's account at net asset value. Share certificates will not be issued for full or fractional shares of the Funds. This eliminates the requirement of share certificates being presented upon redemption and relieves the shareholder of the responsibility and inconvenience of preventing the share certificates from becoming lost or stolen.


      Brokerage firms and other intermediaries which have entered into the appropriate selling or service agreement with the Funds' are authorized to accept orders or the Funds' behalf. Shareholders maintaining accounts through brokerage firms and other intermediaries should be aware that such intermediaries may necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that theinstitutions may properly process such orders prior to their transmittal to the Fund or the Distributor. Should an investor place a transaction order with such an intermediary after its deadline, the intermediary may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, a brokerage firm may accept purchase orders from its customers up to 2:15 p.m. for issuance at the 4:00 p.m. transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.


Redemptions

      Shares of the Funds may be redeemed at a redemption price equal to the net asset value per share, as next computed as of the regular trading session of the NYSE following the receipt in proper form by the Funds of the shares tendered for redemption.


      Payment of the redemption price may be made either in cash or in portfolio securities (selected in the discretion of the Trustees and taken at their value used in determining the redemption price), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Trustees believe that economic conditions exist which would make such a practice detrimental to the best interest of the Funds. DLJ Select Funds has filed a formal election with the Securities and Exchange Commission pursuant to which DLJ Select Funds will only effect a redemption in portfolio securities where the particular shareholder of record is redeeming more than $250,000 or 1% of a Fund's total net assets, whichever is less, during any 90 day period. In the opinion of the Funds management, however, the amount of a redemption request would have to be significantly greater than $250,000 or 1% of total net assets of a Fund before a redemption wholly or partly in portfolio securities would be made. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash.

      For Class A, Class B and Class C shares, to redeem shares, the registered owner or owners should forward a letter to the Transfer Agent containing a request for redemption of such shares at the next determined net asset value per share. Alternatively, the shareholder may elect the right to redeem shares by telephone as described in the Prospectus.

      The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered in proper form for redemption, except for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which trading on the exchange is deemed to be restricted under rules of the SEC, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Strategic Growth Fund or Technology Fund of its portfolio securities is not reasonably practicable, or as a result of which it is not reasonably practicable for the Strategic Growth Fund or Technology Fund to determine the value of its net assets, or for such other period as the SEC may by order permit for the protection of shareholders. Generally, redemptions will be made by payment in cash or by check.

      If the total value of the shares being redeemed exceeds $50,000 (before deducting any applicable contingent deferred sales charge) or a redemption request directs proceeds to a party other than the registered account owner(s), the signature or signatures on the letter or the endorsement must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. Additional documents may be required for redemption of corporate, partnership or fiduciary accounts.

      The requirement for a guaranteed signature is for the protection of the shareholder in that it is intended to prevent an unauthorized person from redeeming his shares and obtaining the redemption proceeds.


Exchanges




      Class A, Class B, Class C and Class R shares of a DLJ Select Fund can be exchanged for shares of the same class of another DLJ Select Fund, shares of the DLJ Municipal Money Fund and DLJ U.S. Government Money Fund (the "DLJ Money Funds") and shares of the same class of the DLJ High Income Fund, DLJ International Equity Fund, DLJ Developing Markets Fund (together with the DLJ Money Funds, the "DLJ Opportunity Funds") and shares of the same class of DLJ Core Equity Fund, DLJ Fixed Income Fund, DLJ Small Company Value Fund, DLJ Growth and Income Fund and DLJ Municipal Trust Fund (the "DLJ Focus Funds"). Shareholders may exchange shares by mail. Shareholders or the shareholders' investment dealer of record may exchange shares by telephone.

      Participants within DLJ's 401(k) Retirement Savings Plan for Employees should contact their plan administrator for information regarding exchanging Class D shares of the Technology Fund.

      The exchange privilege is available only in those jurisdictions where shares of such Fund may be legally sold. In addition, the exchange privilege is available only when payment for the shares to be redeemed has been made.

      Only those shareholders who have had shares in a DLJ Select Fund for at least seven days may exchange all or part of those shares for shares of the other DLJ Select Fund, the DLJ Opportunity Funds, the Money Funds or DLJ Focus Funds, and no partial exchange may be made if, as a result, the shareholders' interest in a DLJ Select Fund would be reduced to less than $250. The minimum initial exchange into another Fund is $1,000.

      Exchanges into any of the DLJ Funds are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus for the Fund whose shares are being acquired. If for these or other reasons the exchange cannot be effected, the shareholder will be so notified.


      The exchange privilege is intended to provide shareholders with a convenient way to switch their investments when their objectives or perceived market conditions suggest a change. The exchange privilege is not meant to afford shareholders an investment vehicle to play short-term swings in the stock market by engaging in frequent transactions in and out of all the Funds. Shareholders who engage in such frequent transactions may be prohibited from or restricted in placing future exchange orders.


      Exchanges of shares are subject to the other requirements of the Fund into which exchanges are made. Annual fund operating expenses for such fund may be higher. See " Summary of Fund Expenses" and " Additional Shareholder Services-Exchange Privilege" in the Prospectus for a description of these expense differences.

Systematic Withdrawal Plan

      Shares of a DLJ Select Fund owned by a participant in the Funds' systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments. A contingent deferred sales charge which would otherwise be imposed will be waived in connection with redemptions made pursuant to the Funds' systematic withdrawal plan up to 1% monthly or 3% quarterly of an account not to exceed 12% of total market value over any 12 month rolling period. Systematic withdrawals elected on a semi-annual or annual basis are not eligible for the waiver. See the Prospectus for a description of the contingent deferred sales charge. The systematic withdrawal plan may be terminated at any time by the shareholder or the Funds.

      Redemption of shares for withdrawal purposes may reduce or even liquidate an account. While an occasional lump sum investment may be made by a shareholder who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000 whichever is less.

RETIREMENT PLANS

      Each of the DLJ Select Funds may be a suitable investment vehicle for part or all of the assets held in various tax sheltered retirement plans, such as those listed below. Semper Trust Company serves as custodian under these prototype retirement plans and charges an annual account maintenance fee of $15 per participant, regardless of the number of Funds selected. Persons desiring information concerning these plans should write or telephone the Funds' Transfer Agent. While the Funds reserve the right to suspend sales of its shares in response to conditions in the securities markets or for other reasons, it is anticipated that any such suspension of sales would not apply to the types of plans listed below.

Individual Retirement Accounts ("IRA")

      The Adviser has available a prototype form of a Traditional IRA for investment in shares of any one or more DLJ Select Funds. Under the Code, individuals may currently make IRA contributions of up to $2,000 annually. Married individuals filing jointly may contribute up to $2,000 for each spouse if the combined compensation of both spouses is at least equal to the contributed amount. Contributions to an IRA may be wholly or partly tax-deductible, depending upon the contributor's income level and participation in an employer-sponsored retirement plan. The income earned on shares held in an IRA is not subject to federal income tax until withdrawn in accordance with the Code. Investors may be subject to penalties or additional taxes on contributions to or withdrawals from IRAs under certain circumstances. As with tax-deductible contributions, taxes on the income earned from nondeductible IRA contributions will be deferred until distributed from the IRA.

      The Adviser has available a prototype form of the Roth IRA. Unlike Traditional IRA's, contributions to a Roth IRA are not currently deductible. However, the amounts within the Roth IRA accounts will accumulate tax-free, and qualified distributions from the Funds will not be included in a shareholder's taxable income. An individual may contribute a maximum of $2,000 annually to a Roth IRA ($4,000 for joint returns). However, such limit is calculated in the aggregate with contributions to traditional IRA's. In addition, Roth IRA's are not available to individuals above certain income levels.

      The Adviser also has available a prototype form of the Education IRA for investment in shares of any one or more DLJ Select Funds. Like the Roth IRA, contributions are not currently deductible. However, the investment earnings accumulate tax-free, and qualifying distributions used for higher education expenses are not taxable. An individual may contribute a maximum of $500 per account annually. In addition, Education IRA's are not available to individuals above certain income levels.

Simplified Employee Pension Plan ("SEP/IRA")

      A SEP/IRA is available for investment and may be established on a group basis by an employer who wishes to sponsor a tax-sheltered retirement program by making IRA contributions on behalf of all eligible employees.

Savings Incentive Match Plan for Employees ("SIMPLE") - SIMPLE IRA and SIMPLE 401(k)

      SIMPLE plans offer employers with 100 or fewer eligible employees who earned at least $5,000 from the employer in the preceding calendar year the ability to establish a retirement plan that permits employee contributions. An employer may also elect to make additional contributions to these Plans. Please telephone the Funds' transfer agent at (800) 225-8011 for more information.

Employer-Sponsored Retirement Plans

      The Adviser has a prototype retirement plan available which provides for investment of plan assets in shares of any one or more DLJ Select Funds. The prototype retirement plan may be used by sole proprietors and partnerships as well as corporations to establish a tax qualified profit sharing plan or money purchase pension plan (or both) of their own.

      Under the prototype retirement plan, an employer may make annual tax-deductible contributions for allocation to the accounts of the plan participants to the maximum extent permitted by the federal tax law for the type of plan implemented. The Adviser has received favorable opinion letters from the IRS that the prototype retirement plan is acceptable by qualified employers.

Self-Directed Retirement Plans

      Shares of the DLJ Select Funds may be suitable for self-directed IRA accounts and prototype retirement plans such as those developed by Donaldson, Lufkin & Jenrette Securities Corporation, an affiliate of the Adviser and the Distributor.


NET ASSET VALUE

      Shares of each Fund will be priced at the net asset value per share as computed each Fund Business Day in accordance with the Funds' Agreement and Declaration of Trust and By-Laws. For this purpose, a Fund Business Day is any day on which the NYSE is open for business, typically, Monday through Friday exclusive of New Year's Day, Martin Luther King Jr. Day, President's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and Good Friday.


      The net asset value of the shares of each Fund is determined as of the close of the regular session on the NYSE, which is generally at 4:00 p.m., New York City time, on each day that trading is conducted on the NYSE. The net asset value per share is calculated separately for each class, by taking the sum of the value of each Fund's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding per class. All expenses, including the fees payable to the Adviser, are accrued daily.


      For purposes of the computation of net asset value, each of the Funds values securities held in its respective portfolios as follows: readily marketable portfolio securities listed on an exchange are valued, except as indicated below, at the last sale price at the close of the exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Trustees of the Funds shall determine in good faith to reflect its fair value.

      Readily marketable securities, including certain options, not listed on an exchange but admitted to trading on the National Association of Securities Dealers Automatic Quotations, Inc. ("NASDAQ") National Market System (the "System") are valued in like manner. Portfolio securities traded on more than one exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

      Readily marketable securities, including certain options traded only in the over-the-counter market and listed securities whose primary market is believed by the Adviser to be over-the-counter (excluding those admitted to trading on the List) are valued at the mean of the current bid and asked prices as reported by such sources as the Trustees of the Funds deem appropriate to reflect their fair market value. However, fixed-income securities (except short-term securities) may be valued on the basis of prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. The money market securities in which each Fund invests are traded primarily in the over-the-counter market and are valued at the mean between most recent bid and asked prices as obtained from dealers that make markets in such securities, except for securities having 60 days or less remaining until maturity which are stated at amortized cost. Portfolio securities underlying listed call options will be valued at their market price and reflected in net assets accordingly. Premiums received on call options written by a Fund will be included in the liability section of the Statement of Assets and Liabilities as a deferred credit and subsequently adjusted (marked-to-market) to the current market value of the option written. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees of the Funds.

DIVIDENDS, DISTRIBUTIONS AND TAXES


      The Funds intend to distribute to shareholders of the Funds on an annual basis, substantially all of such respective periods' investment company taxable income, if any, for each respective Fund. Such distributions generally will be taxable to shareholders as ordinary income for federal income tax purposes. Since each Fund is treated as a single entity for Federal income tax purposes, the performance of one Fund will have no effect on the income tax liability of shareholders of another Fund.

      Upon a redemption or other disposition of shares of a Fund, a shareholder will generally recognize gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in such shares. Generally, such gain or loss will be capital gain or loss, if the shares are held as capital assets and will be long-term capital gain or loss if the shareholder's holding period for such shares exceeds one year.

      Capital gains, if any, realized by each of the Funds during their fiscal year will be distributed to the respective shareholders shortly after the end of such fiscal year. Distributions of the Funds' net capital gain, when designated as such, will be taxable to shareholders as long-term capital gain, regardless of how long the shareholders have held their shares.

      Each income dividend and capital gains distribution, if any, declared by the Funds on the outstanding shares of any Fund will, at the election of each shareholder, be paid in cash or reinvested in additional full and fractional shares of that Fund at the net asset value as of the close of business on the date identified for reinvestment. Such distributions, to the extent they would otherwise be taxable, will be taxable to shareholders regardless of whether paid in cash or reinvested in additional shares. An election to receive dividends and distributions in cash or shares is made at the time of the initial investment and may be changed by notice received by the Funds from a shareholder at least 30 days prior to the record date for a particular dividend or distribution on shares of each Fund. There is no charge in connection with the reinvestment of dividends and capital gains distributions.

      For Federal income tax purposes, dividends that are declared by a Fund in October, November or December of any year and payable to shareholders of record on a specified date in such a month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year in which they were declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

      Shareholders will be advised annually as to the Federal tax status of dividends and capital gains distributions made by each Fund for the preceding year.

      There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any gains. The amount of any dividend or distribution paid by each Fund depends upon the realization by the Fund of income and capital gains from that Fund's investments. All dividends and distributions will be made to shareholders of a Fund solely from assets of that Fund.

      Payment (either in cash or in portfolio securities) received by a shareholder upon redemption of his shares, or an exchange of shares in one Fund for shares in another fund, assuming the shares constitute capital assets in his hands, will result in long-term or short-term capital gains (or losses) depending upon the shareholder's holding period and basis in respect of shares redeemed. Any loss realized by a shareholder on the sale of Fund shares held for six months or less will be treated for Federal income tax purposes as a long-term capital loss to the extent of any distributions of long-term capital gains received by the shareholder with respect to such shares. Note that any loss realized on the sale of shares will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before the disposition of such shares. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

      Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so that it will not be liable for Federal income taxes to the extent that its net taxable income and net capital gains are distributed to shareholders. Accordingly, each Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or other foreign currencies, or other income (including but not limited to gains from futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs) or of two or more issuers which the Fund controls and which are engaged in the same or related trades or businesses. Foreign currency gains that are not 'directly related' to the Fund's principal business of investing in stock or securities may be excluded by Treasury Regulations from income that counts toward the 90% of gross income requirement described above. The Treasury Department has not yet issued any such regulations.

      A dividend or capital gains distribution with respect to shares of any Fund held by a tax-deferred or qualified retirement plan, such as an IRA, Keogh Plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

      As a regulated investment company, each Fund will not be subject to Federal income tax on income and gains distributed to shareholders if it distributes at least 90% of its investment company taxable income to shareholders each year but will be subject to tax on its income and gains to the extent that it does not distribute to its shareholders an amount equal to such income and gains. In addition, each Fund will be subject to a nondeductible 4% excise tax on the excess, if any, of certain required distribution amounts over the amounts actually distributed by that Fund. To the extent practicable, each Fund intends to make such distributions as may be necessary to avoid this excise tax.

      Some of the investment practices of each Fund are subject to special provisions that, among other things, may defer the use of certain losses of such Funds and affect the holding period of the securities held by the Funds and, particularly in the case of transactions in or with respect to foreign currencies, and in the case of certain hedges or appreciated securities, the character of the gains or losses realized. These provisions may also require the Fund to mark-to-market some of the positions in their respective portfolios (i.e., treat them as if they were closed out), which may cause such Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Each Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

      Each Fund is required to withhold and remit to the U.S. Treasury 31% of the dividends, capital gain distributions or the proceeds of any redemptions or exchanges of shares with respect to any shareholder who fails to furnish the Funds with a correct taxpayer identification number, who under-reports dividend or interest income or who fails to certify to the Funds that he or she is not subject to such withholding. An individual's tax identification number is his or her social security number.

      The foregoing is only a brief summary of some of the material U.S. federal income tax considerations generally relating to an investment in the Funds. It is based upon the Code, applicable Treasury regulations and administrative rulings and pronouncements of the Internal Revenue Service, all as in effect on the date hereof and which are subject to change, possibly with retroactive effect. This summary is directed to investors who are U.S. persons (as determined for U.S. federal income tax purposes) and does not purport to discuss all of the income tax consequences applicable to the Funds or to all categories of investors, some of whom may be subject to special rules (including dealers in securities, insurance companies, non-U.S. persons and tax-exempt entities). Investors are urged to consult their tax advisers regarding the specific U.S. federal income tax consequences of an investment in the Funds, as well as the effects of state, local and foreign tax laws and any proposed tax law changes.

PORTFOLIO TRANSACTIONS


      Subject to the general supervision of the Board of Trustees of the Funds, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Funds. Portfolio transactions for the Funds are normally effected by brokers.

      The Funds have no obligation to enter into transactions in portfolio securities with any broker, dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Funds to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one broker or dealer, the Adviser may, in its discretion, purchase and sell securities through brokers and dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of their investment advisory accounts, and accordingly, not all such services may be used by the Adviser in connection with the Funds. If a Fund determines in good faith that the amount of transaction costs charged by a broker or dealer is reasonable in relation to the value of the brokerage and research and statistical services provided by the executing broker or dealer, the Fund may utilize such broker or dealer although the transaction costs of another broker or dealer are lower. The supplemental information received from a broker or dealer is in addition to the services required to be performed by the Adviser under the Investment Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information.

      Neither the Funds, nor the Adviser on behalf of the Funds have entered into agreements or understandings with any broker or dealer regarding the placement of securities transactions. Because of research or information to the Adviser for use in rendering investment advice to the Funds, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Funds. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

      The investment information provided to the Adviser is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research and statistical services furnished by brokers through which the Funds effect securities transactions are used by the Adviser in carrying out their investment management responsibilities with respect to all their client accounts but not all such services may be utilized by the Adviser in connection with the Funds.

      The Funds may deal in some instances in equity securities which are not listed on an exchange but are traded in the over-the-counter market. Where transactions are executed in the over-the-counter market, the Funds seek to deal with the primary market-makers, but when necessary in order to obtain the best price and execution, it utilizes the services of others. In all cases, the Funds will attempt to negotiate best execution.

      The Funds may from time to time place orders for the purchase or sale of securities (including listed call options) with DLJ Securities, the Funds' Distributor or other affiliates in accordance with the provisions of Section 11(a) of the Securities Exchange Act of 1934 referred to below. With respect to orders placed with DLJ Securities for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Funds), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

      Pursuant to Section 11(a) of the Securities Exchange Act of 1934, DLJ Securities and its affiliates are restricted as to the nature and extent of the brokerage services they may perform for the Funds. The SEC has adopted rules under Section 11(a) which permit an investment adviser to a registered investment company, or the adviser's affiliates, to receive compensation for effecting, on a national securities exchange, transactions in portfolio securities of such investment company, including causing such transactions to be transmitted, executed, cleared and settled and arranging for unaffiliated brokers to execute such transactions.

      To the extent permitted by such rule, DLJ Securities and its affiliates may receive compensation relating to transactions in portfolio securities of the Funds provided that each Fund enters into a written agreement, as required by such rules, with that firm authorizing it to retain compensation for such services. The Trustees of the Funds have granted authorization conforming to the requirements of Section 11(a) to the Adviser to effect transactions in portfolio securities of the Funds through their affiliates, DLJ Securities and Autranet, Inc.


PORTFOLIO TURNOVER


      Each Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. Each Fund does not anticipate a portfolio turnover rate in excess of 100%. A higher rate involves greater transaction costs to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.

INVESTMENT PERFORMANCE INFORMATION


      Each Fund may furnish data about its investment performance in advertisements, sales literature and reports to shareholders. "Total return" represents the change in value of $1,000 invested at the maximum public offering price for a period assuming reinvestment of all dividends and distributions.

      Quotations of average annual total return will reflect only the performance of an investment in any Fund during the particular time period shown. Each Fund's total return and current yield may vary from time to time depending on market conditions, the compositions of its portfolio and operating expenses. These factors and possible differences in the methods used in calculating yield should be considered when comparing each Fund's current yield to yields published for other investment companies and other investment vehicles. Average annual total return and yield should also be considered relative to change in the value of each Fund's shares and the risks associated with each Fund's investment objectives, policies and risk considerations. At any time in the future, average annual total returns and yield may be higher or lower than past total returns and yields and there can be no assurance that any historical return or yield will continue.


      From time to time evaluations of performance are made by independent sources that may be used in advertisements concerning each Fund. These sources include Lipper, Inc., Weisenberger Investment Company Service, Barron's, Business Week, Kiplinger's Personal Finance, Financial World, Forbes, Fortune, Money, Personal Investor, SmartMoney, Sylvia Porter's Personal Finance, Bank Rate Monitor, Morningstar and The Wall Street Journal.


      In connection with communicating its yield or average annual total return to current or prospective shareholders, each Fund may also compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

      Quotations of each Fund's average annual total return will represent the average annual compounded rate of return of a hypothetical investment in each Fund over periods of 1, 5, and 10 years (or up to the life of each Fund), and are calculated pursuant to the following formula:

                                   P(1+T)^n=ERV


(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the redeemable value at the end of the period of a $1,000 payment made at the beginning of the period). All average annual total return figures will reflect the deduction of Fund expenses (net of certain expenses reimbursed by the Adviser) on an annual basis, and will assume that all dividends and distributions are reinvested.

For the period November 18, 1999 (commencement of offering of shares) through April 30, 2000, the return was 15.10% and 40.50% for the DLJ Growth Fund and the DLJ Technology Fund, respectively.

                          SHARES OF BENEFICIAL INTEREST

      As of July 3, 2000, there were no shareholders who owned 5% or more of either the Strategic Growth Fund or Technology Fund.

      As of the date of this Statement of Additional Information the Trustees and Officers of the Funds as a group owned less than 1% of the outstanding shares of either Fund.

      The Adviser manages accounts over which it has discretionary power to vote or dispose of securities held in such accounts and which accounts hold in the aggregate, as of July 3, 2000, 349,029 shares (48.03%) of the Strategic Growth Fund and 393,204 shares (17.52 %) of the Technology Fund.

GENERAL INFORMATION


Organization and Capitalization

      The Trust was formed on August 3, 1999, as a 'business trust' under the laws of the State of Delaware.

      The Agreement and Declaration of Trust provides that no Trustee, officer, employee or agent of the Funds is liable to the Funds or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Funds, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. It also provides that all third parties shall look solely to the property of a Fund or the property of such appropriate Fund for satisfaction of claims arising in connection with the affairs of a Fund. With the exceptions stated, the Agreement and Declaration of Trust permits the Trustees to provide for the indemnification of Trustees, officers, employees or agents of the Funds against all liability in connection with the affairs of the Funds.

      All shares of the Funds when duly issued will be fully paid and non-assessable. The Trustees are authorized to re-classify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional Funds with different investment objectives, policies, risk considerations or restrictions, may create additional series or classes of shares. Any issuance of shares of such additional series would be governed by the 1940 Act and the laws of the State of Delaware.

Counsel and Independent Auditors


      Sullivan & Cromwell, 125 Broad Street, New York, New York 10004, serves as legal counsel for the Funds.


      Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, has been appointed as independent auditors for the Funds.

Custodian and Transfer Agent

      Citibank, N.A., 111 Wall Street, New York, New York 10043 serves as custodian to the Funds.


      PFPC, Inc., 211 S. Gulph Road, King of Prussia, PA 19406-3101 serves as Transfer Agent for the Funds.


Additional Information

      This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Funds with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.




Financial Statements

      The unaudited financial statements for the six months ended April 30, 2000 included in the Semi-Annual Report are incorporated by reference into this statement of additional information. In addition, the audited statement of assets and liabilities as of November 11, 1999 included in the Fund's Registration Statement Post effective Amendment #3 is incorporated by reference into this statement of additional information.

PART C

                                Other Information

Item 23     EXHIBITS

            (a)   Form of Agreement and Declaration of Trust*

                  (1) Certificate of Amendment**

            (b)   Form of Bylaws*

            (c)   Not Applicable

            (d)   Form of Investment Advisory Agreement*

            (e)   Form of Distribution Agreement*

            (f)   Not Applicable

            (g)   Form of Custody Services Agreement*

            (h)   Form of Services Agreement*

            (i)   Legal Opinion*

            (j)   Consent of Independent Auditors**

            (k)   Not Applicable

            (l)   Form of Subscription Agreement with initial shareholders

            (m)   (1)   Rule 12b-1 Plan for the Strategic Growth Fund, Class A
                        shares**
                  (2)   Rule 12b-1 Plan for the Technology Fund, Class A
                        shares**
                  (3)   Rule 12b-1 Plan for the Strategic Growth Fund, Class B
                        shares**
                  (4)   Rule 12b-1 Plan for the Strategic Growth Fund, Class C
                        shares**
                  (5)   Rule 12b-1 Plan for the Strategic Growth Fund, Class R
                        shares**
                  (6)   Rule 12b-1 Plan for the Technology Fund, Class B
                        shares**
                  (7)   Rule 12b-1 Plan for the Technology Fund, Class C
                        shares**
                  (8)   Rule 12b-1 Plan for the Technology Fund, Class R
                        shares**

            (n)   Financial Data Schedule***

            (o)   Rule 18f-3 Plan**

            (p)   Code of Ethics**


Item 24     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            Not Applicable

Item 25     INDEMNIFICATION

      Registrant's Agreement and Declaration of Trust provides that the Trust (for the appropriate Fund) shall indemnify each person who is or has been a trustee or officer of the Trust (including persons who serve, or have served, at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) against all liabilities, including but not limited to amounts paid in

----------
* Incorporated herein by reference to Post-effective Amendment No. 1 to Registration Statement of DLJdirect Mutual Funds on Form N-1A.

**    Filed herewith.

***   Incorporated herein by reference to NSAR filed June 28, 2000.

satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants and counsel fees, incurred in connection with the defense or disposition of any action, suit or proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a person, except with respect to any matter as to which it has been determined that such person (i) did not act in good faith in the reasonable belief that such person's action was in the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

      The Investment Advisory Agreement between Registrant and DLJ Asset Management Group, Inc. (the "Advisor") provides that Advisor will not be liable thereunder for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect Advisor against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its duties and obligations thereunder.

      The Distribution Agreement between the Registrant and Donaldson, Lufkin & Jenrette Securities Corporation provides that Registrant will indemnify, defend and hold Donaldson, Lufkin & Jenrette Securities Corporation, and any other person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Donaldson, Lufkin & Jenrette Securities Corporation or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading.

      The foregoing summaries are qualified by the entire text of Registrant's Agreement and Declaration of Trust, the Investment Advisory Agreement between Registrant and the Advisor and the Distribution Agreement between Registration and Donaldson, Lufkin & Jenrette Securities Corporation. The Registrant's Investment Advisory Agreement, the Agreement and Declaration of Trust and the Distribution Agreement are being filed as exhibits to this Registration Statement.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification may be against public policy as expressed in the Securities Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

      The Equitable Life Assurance Society of the United States (the parent of Advisor's parent) carries for itself and its subsidiaries Directors and Officers Liability Insurance. Coverage under this policy has been extended to directors and officers of the investment companies managed by the Advisor. Under this policy, outside trustees would be covered up to the limits specified for any claim against them for acts committed in their capacities as members of the Board.

Item 26     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

      The description of the Advisor under the caption "Management" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement as well as the Advisor's respective current Forms ADV are incorporated by reference herein.

Item 27           PRINCIPAL UNDERWRITERS

      (a) Donaldson, Lufkin & Jenrette Securities Corporation, the Registrant's Distributor (Underwriter) also acts as Distributor for the following investment companies:

            DLJ Focus Funds: DLJ Small Company Value Fund, DLJ Fixed Income Fund, DLJ Growth and Income Fund, DLJ Municipal Trust Fund and DLJ Core Equity Fund.

            DLJ Opportunity Funds: DLJ Developing Markets Fund, DLJ International Equity Fund, DLJ High Income Fund, DLJ Municipal Money Fund and DLJ U.S. Government Money Fund.

            DLJ Select Funds: DLJ Growth Fund and DLJ Technology Fund.

      (b) For information required with respect to the directors and officers of the Funds' Distributor, reference is made to the Form BD filed by the Distributor under the Securities Exchange Act of 1934.

      (c)   Not Applicable

Item 28     LOCATION OF ACCOUNTS AND RECORDS

      The majority of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the DLJ Select Funds at 277 Park Avenue, New York, New York 10172 (see "Management" in the Prospectus). Additional records are maintained at the offices of Citibank, N.A., the Registrant's Custodian, 111 Wall Street, New York, New York 10043.

Item 29     MANAGEMENT SERVICES

            Not applicable

Item 30     UNDERTAKINGS

            Not applicable

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 31st day of July, 2000.

                                            DLJ Select Funds


                                            By: /s/  G. Moffett Cochran
                                                --------------------------------
                                                Name:  G. Moffett Cochran
                                                Title: President

                                POWER OF ATTORNEY

            Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date included:

      Signature                              Title                   Date
      ---------                              -----                   ----


/s/  G. Moffett Cochran               Trustee and President        July 31, 2000
-----------------------------------
G. Moffett Cochran


/s/  Martin Jaffe*                    Trustee and Vice President,  July 31, 2000
-----------------------------------   Secretary and Treasurer
Martin Jaffe

/s/  Robert E. Fischer*               Trustee                      July 31, 2000
-----------------------------------
Robert E. Fischer


/s/  Wilmot H. Kidd III*              Trustee                      July 31, 2000
-----------------------------------
Wilmot H. Kidd III

o Signature by G. Moffett Cochran pursuant to a Power of Attorney filed with the Securities and Exchange Commission.

                        SCHEDULE OF EXHIBITS TO FORM N-1A

      Exhibits
      --------

      A complete list of exhibits is included in Part C, Item 23 of the Registration Statement.


                                       8